UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-06520
AMG Funds I
(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Address of principal executive offices)  (Zip code)

AMG Funds LLC
680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901
(Name and address of agent for service)

Registrant's telephone number, including area code:
(203) 299-3500
Date of fiscal year end:
October 31
Date of reporting period:
November 01, 2025 - April 30, 2026
(Semi-Annual Shareholder Report)
Item 1. Reports to Shareholders
(a)

AMG Frontier Small Cap Growth Fund
Class N/MSSVX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about AMG Frontier Small Cap Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Frontier Small Cap Growth Fund (Class N/MSSVX)	$70	1.30%
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$98,239,395
Total number of portfolio holdings	124
Net advisory fees paid	$209,108
Portfolio turnover rate as of the end of the reporting period	116%
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
FTAI Aviation, Ltd.	4.4%
Applied Optoelectronics, Inc.	3.2%
Alaska Air Group, Inc.	3.1%
Astera Labs, Inc.	3.1%
United Therapeutics Corp.	2.4%
Circle Internet Group, Inc.	2.4%
Granite Construction, Inc.	2.3%
Silicon Motion Technology Corp., ADR (Taiwan)	2.3%
Intuitive Machines, Inc.	2.2%
Apogee Therapeutics, Inc.	2.0%
Top Ten as a Group	27.4%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043026            TSR009S

AMG Frontier Small Cap Growth Fund
Class I/MSSCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about AMG Frontier Small Cap Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Frontier Small Cap Growth Fund (Class I/MSSCX)	$53	0.99%
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$98,239,395
Total number of portfolio holdings	124
Net advisory fees paid	$209,108
Portfolio turnover rate as of the end of the reporting period	116%
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
FTAI Aviation, Ltd.	4.4%
Applied Optoelectronics, Inc.	3.2%
Alaska Air Group, Inc.	3.1%
Astera Labs, Inc.	3.1%
United Therapeutics Corp.	2.4%
Circle Internet Group, Inc.	2.4%
Granite Construction, Inc.	2.3%
Silicon Motion Technology Corp., ADR (Taiwan)	2.3%
Intuitive Machines, Inc.	2.2%
Apogee Therapeutics, Inc.	2.0%
Top Ten as a Group	27.4%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043026            TSR008S

AMG Frontier Small Cap Growth Fund
Class Z/MSSYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about AMG Frontier Small Cap Growth Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Frontier Small Cap Growth Fund (Class Z/MSSYX)	$49	0.90%
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$98,239,395
Total number of portfolio holdings	124
Net advisory fees paid	$209,108
Portfolio turnover rate as of the end of the reporting period	116%
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
FTAI Aviation, Ltd.	4.4%
Applied Optoelectronics, Inc.	3.2%
Alaska Air Group, Inc.	3.1%
Astera Labs, Inc.	3.1%
United Therapeutics Corp.	2.4%
Circle Internet Group, Inc.	2.4%
Granite Construction, Inc.	2.3%
Silicon Motion Technology Corp., ADR (Taiwan)	2.3%
Intuitive Machines, Inc.	2.2%
Apogee Therapeutics, Inc.	2.0%
Top Ten as a Group	27.4%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043026            TSR010S

AMG GW&K Core Bond ESG Fund
Class N/MBGVX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about AMG GW&K Core Bond ESG Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Core Bond ESG Fund (Class N/MBGVX)	$44	0.88%
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$102,281,304
Total number of portfolio holdings	153
Net advisory fees paid	$83,882
Portfolio turnover rate as of the end of the reporting period	9%
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	4.5%
U.S. Treasury Bonds, 3.125%, 05/15/48	4.0%
FHLMC, 3.500%, 10/01/45	2.4%
FNMA, 5.500%, 02/01/55	2.0%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.8%
California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	1.7%
FNMA, 4.500%, 06/01/41	1.6%
FHLMC, 2.500%, 10/01/34	1.4%
JobsOhio Beverage System, Series B, 4.532%, 01/01/35	1.3%
FNMA, 4.500%, 04/01/39	1.3%
Top Ten as a Group	22.0%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043026            TSR012S

AMG GW&K Core Bond ESG Fund
Class I/MBDFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about AMG GW&K Core Bond ESG Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Core Bond ESG Fund (Class I/MBDFX)	$28	0.56%
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$102,281,304
Total number of portfolio holdings	153
Net advisory fees paid	$83,882
Portfolio turnover rate as of the end of the reporting period	9%
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	4.5%
U.S. Treasury Bonds, 3.125%, 05/15/48	4.0%
FHLMC, 3.500%, 10/01/45	2.4%
FNMA, 5.500%, 02/01/55	2.0%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.8%
California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	1.7%
FNMA, 4.500%, 06/01/41	1.6%
FHLMC, 2.500%, 10/01/34	1.4%
JobsOhio Beverage System, Series B, 4.532%, 01/01/35	1.3%
FNMA, 4.500%, 04/01/39	1.3%
Top Ten as a Group	22.0%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043026            TSR011S

AMG GW&K Core Bond ESG Fund
Class Z/MBDLX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about AMG GW&K Core Bond ESG Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Core Bond ESG Fund (Class Z/MBDLX)	$24	0.48%
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$102,281,304
Total number of portfolio holdings	153
Net advisory fees paid	$83,882
Portfolio turnover rate as of the end of the reporting period	9%
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Bonds, 2.250%, 05/15/41	4.5%
U.S. Treasury Bonds, 3.125%, 05/15/48	4.0%
FHLMC, 3.500%, 10/01/45	2.4%
FNMA, 5.500%, 02/01/55	2.0%
U.S. Treasury Bonds, 3.625%, 02/15/53	1.8%
California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	1.7%
FNMA, 4.500%, 06/01/41	1.6%
FHLMC, 2.500%, 10/01/34	1.4%
JobsOhio Beverage System, Series B, 4.532%, 01/01/35	1.3%
FNMA, 4.500%, 04/01/39	1.3%
Top Ten as a Group	22.0%
Portfolio Breakdown
Ratings
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043026            TSR013S

AMG River Road Large Cap Value Select Fund
Class N/FQUAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about AMG River Road Large Cap Value Select Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Large Cap Value Select Fund (Class N/FQUAX)	$48	0.95%
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$42,714,703
Total number of portfolio holdings	31
Net advisory fees paid	$41,021
Portfolio turnover rate as of the end of the reporting period	51%
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Berkshire Hathaway, Inc., Class B	7.9%
BJ's Wholesale Club Holdings, Inc.	6.3%
Amazon.com, Inc.	5.5%
Union Pacific Corp.	5.4%
CRH PLC (Ireland)	5.4%
American Express Co.	4.9%
Fairfax Financial Holdings, Ltd. (Canada)	4.8%
The Walt Disney Co.	4.5%
Labcorp Holdings, Inc.	4.4%
Constellation Energy Corp.	4.1%
Top Ten as a Group	53.2%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043026            TSR055S

AMG River Road Large Cap Value Select Fund
Class I/MEQFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about AMG River Road Large Cap Value Select Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Large Cap Value Select Fund (Class I/MEQFX)	$32	0.64%
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$42,714,703
Total number of portfolio holdings	31
Net advisory fees paid	$41,021
Portfolio turnover rate as of the end of the reporting period	51%
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Berkshire Hathaway, Inc., Class B	7.9%
BJ's Wholesale Club Holdings, Inc.	6.3%
Amazon.com, Inc.	5.5%
Union Pacific Corp.	5.4%
CRH PLC (Ireland)	5.4%
American Express Co.	4.9%
Fairfax Financial Holdings, Ltd. (Canada)	4.8%
The Walt Disney Co.	4.5%
Labcorp Holdings, Inc.	4.4%
Constellation Energy Corp.	4.1%
Top Ten as a Group	53.2%
Portfolio Breakdown
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043026            TSR054S

AMG Veritas China Fund
Class N/MMCFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about AMG Veritas China Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas China Fund (Class N/MMCFX)	$56	1.14%
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$44,608,528
Total number of portfolio holdings	40
Net advisory fees paid	$91,180
Portfolio turnover rate as of the end of the reporting period	51%
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd. (China)	12.4%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	11.5%
Alibaba Group Holding, Ltd. (China)	10.1%
Zijin Mining Group Co., Ltd., Class H (China)	4.9%
Contemporary Amperex Technology Co., Ltd., Class A (China)	4.7%
Samsung Electronics Co., Ltd. (South Korea)	3.9%
Sieyuan Electric Co., Ltd., Class A (China)	3.6%
Weichai Power Co., Ltd., Class H (China)	2.8%
WuXi AppTec Co., Ltd., Class H (China)	2.4%
NAURA Technology Group Co., Ltd., Class A (China)	2.3%
Top Ten as a Group	58.6%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043026            TSR086S

AMG Veritas China Fund
Class I/MIMFX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about AMG Veritas China Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas China Fund (Class I/MIMFX)	$45	0.93%
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$44,608,528
Total number of portfolio holdings	40
Net advisory fees paid	$91,180
Portfolio turnover rate as of the end of the reporting period	51%
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd. (China)	12.4%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	11.5%
Alibaba Group Holding, Ltd. (China)	10.1%
Zijin Mining Group Co., Ltd., Class H (China)	4.9%
Contemporary Amperex Technology Co., Ltd., Class A (China)	4.7%
Samsung Electronics Co., Ltd. (South Korea)	3.9%
Sieyuan Electric Co., Ltd., Class A (China)	3.6%
Weichai Power Co., Ltd., Class H (China)	2.8%
WuXi AppTec Co., Ltd., Class H (China)	2.4%
NAURA Technology Group Co., Ltd., Class A (China)	2.3%
Top Ten as a Group	58.6%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043026            TSR085S

AMG Veritas Global Focus Fund
Class N/MFQAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about AMG Veritas Global Focus Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Global Focus Fund (Class N/MFQAX)	$55	1.13%
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$23,902,894
Total number of portfolio holdings	30
Net advisory fees paid	$37,194
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Amazon.com, Inc. (United States)	6.2%
UnitedHealth Group, Inc. (United States)	5.9%
Vinci, S.A. (France)	5.5%
Canadian Pacific Kansas City, Ltd. (Canada)	5.1%
London Stock Exchange Group PLC (United Kingdom)	4.8%
Microsoft Corp. (United States)	4.6%
Safran, S.A. (France)	4.6%
Airbus SE (France)	4.5%
Mastercard, Inc., Class A (United States)	4.2%
Thermo Fisher Scientific, Inc. (United States)	4.1%
Top Ten as a Group	49.5%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043026            TSR088S

AMG Veritas Global Focus Fund
Class I/MFQTX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2026
This semi-annual shareholder report contains important information about AMG Veritas Global Focus Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Global Focus Fund (Class I/MFQTX)	$42	0.88%
Key Fund Statistics (as of April 30, 2026)
Fund net assets	$23,902,894
Total number of portfolio holdings	30
Net advisory fees paid	$37,194
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings (as of April 30, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Amazon.com, Inc. (United States)	6.2%
UnitedHealth Group, Inc. (United States)	5.9%
Vinci, S.A. (France)	5.5%
Canadian Pacific Kansas City, Ltd. (Canada)	5.1%
London Stock Exchange Group PLC (United Kingdom)	4.8%
Microsoft Corp. (United States)	4.6%
Safran, S.A. (France)	4.6%
Airbus SE (France)	4.5%
Mastercard, Inc., Class A (United States)	4.2%
Thermo Fisher Scientific, Inc. (United States)	4.1%
Top Ten as a Group	49.5%
Portfolio Breakdown
Country Allocation
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, ﬁnancial information, fund holdings and proxy voting information at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, ﬁnancial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notiﬁed otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800.548.4539 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
For additional information, please navigate to the additional material at https://wealth.amg.com/literature.
043026            TSR087S

(b)	Not applicable.

Item 2. CODE OF ETHICS

Not required in this filing.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6. INVESTMENTS

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 hereof.

Item 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds

April 30, 2026

AMG GW&K Core Bond ESG Fund
Class N: MBGVX	Class I: MBDFX	Class Z: MBDLX

AMG GW&K Small Cap Growth Fund

Class N: MCGFX	Class I: MCGIX	Class Z: GWSZX

AMG GW&K Small/Mid Cap Growth Fund

Class N: ACWDX	Class I: ACWIX	Class Z: ACWZX

wealth.amg.com	043026	SAR069

AMG Funds Semi-Annual Financial Statements — April 30, 2026 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedules of Portfolio Investments

AMG GW&K Core Bond ESG Fund	2

AMG GW&K Small Cap Growth Fund	7

AMG GW&K Small/Mid Cap Growth Fund	9

Statement of Assets and Liabilities	11
Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (accumulated losses)

Statement of Operations	13
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	14
Detail of changes in assets for the past two fiscal periods

Financial Highlights	15
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	24
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	32

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (unaudited) April 30, 2026

	Principal Amount	Value

Corporate Bonds and Notes - 45.5%

Basic Materials - 1.0%

Air Products and Chemicals, Inc. 4.800%, 03/03/33	$530,000	$534,488

Steel Dynamics, Inc. 5.375%, 08/15/34	460,000	468,646

Total Basic Materials		1,003,134

Communications - 3.5%

AT&T, Inc. 1.650%, 02/01/28	331,000	316,006
4.300%, 02/15/30	700,000	694,985

Charter Communications Operating LLC/Charter Communications Operating Capital 4.400%, 04/01/33	885,000	822,539

Comcast Corp. 4.650%, 02/15/33[1]	915,000	904,167

Verizon Communications, Inc. 3.875%, 02/08/29	853,000	843,308

Total Communications		3,581,005

Consumer, Cyclical - 6.2%

AutoNation, Inc. 3.850%, 03/01/32[1]	720,000	671,840

Ford Motor Co. 6.100%, 08/19/32	600,000	611,739

Hyatt Hotels Corp. 5.250%, 06/30/29	610,000	619,560

Magna International, Inc. (Canada) 5.875%, 06/01/35[1]	830,000	864,714

Marriott International, Inc. 5.100%, 05/01/38	500,000	479,535

Mattel, Inc. 3.750%, 04/01/29[2]	975,000	945,882

PulteGroup, Inc. 6.375%, 05/15/33	573,000	617,279

Royal Caribbean Cruises, Ltd. (Liberia) 5.375%, 01/15/36[1]	1,025,000	1,007,074

United Airlines, Inc. Pass-Through Trust Series 2024-1, AA, 5.450%, 02/15/37	549,751	560,158

Total Consumer, Cyclical		6,377,781

Consumer, Non-cyclical - 6.2%

Amgen, Inc. 5.600%, 03/02/43	576,000	568,079

CommonSpirit Health 3.347%, 10/01/29	1,087,000	1,040,765

CVS Health Corp. 5.450%, 09/15/35	1,010,000	1,019,524

The Ford Foundation Series 2020, 2.415%, 06/01/50	1,007,000	591,949

HCA, Inc. 4.125%, 06/15/29	950,000	937,228

	Principal Amount	Value

Kraft Heinz Foods Co. 4.625%, 10/01/39	$615,000	$543,432

Smith & Nephew PLC (United Kingdom) 2.032%, 10/14/30	1,010,000	902,124

Sysco Corp. 2.400%, 02/15/30	809,000	745,196

Total Consumer, Non-cyclical		6,348,297

Financials - 17.2%

Aircastle, Ltd./Aircastle Ireland DAC (Bermuda) 5.750%, 10/01/312	1,025,000	1,050,887

Ally Financial, Inc.
(6.184% to 07/26/34 then SOFR + 2.290%), 6.184%, 07/26/35[3,4]	500,000	507,288

American Homes 4 Rent LP 3.625%, 04/15/32[1]	685,000	638,175

American Tower Corp. 3.600%, 01/15/28	855,000	842,820

Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[3,4]	1,200,000	978,690

The Bank of New York Mellon Corp.
(5.950% to 12/20/30 then U.S. Treasury Yield Curve CMT 5 year + 2.271%), 5.950%, 12/20/30[3,4,5]	777,000	787,399

Boston Properties LP 2.550%, 04/01/32	808,000	700,933

Capital One Financial Corp.
(7.964% to 11/02/33 then SOFR Index + 3.370%), 7.964%, 11/02/34[3,4]	733,000	845,521

The Charles Schwab Corp.
Series K, (5.000% to 06/01/27 then U.S. Treasury Yield Curve CMT 5 year + 3.256%), 5.000%, 06/01/27[3,4,5]	565,000	561,491

Citigroup, Inc.
(3.980% to 03/20/29 then 3 month SOFR + 1.600%), 3.980%, 03/20/30[3,4]	877,000	862,199

Citizens Financial Group, Inc.
(5.718% to 07/23/31 then SOFR + 1.910%), 5.718%, 07/23/32[3,4]	750,000	772,746
Equinix, Inc. 3.200%, 11/18/29	663,000	632,706

The Goldman Sachs Group, Inc.
(6.561% to 10/24/33 then SOFR + 1.950%), 6.561%, 10/24/34[3,4]	800,000	869,201

Huntington Bancshares, Inc.
(5.709% to 02/02/34 then SOFR Index + 1.870%), 5.709%, 02/02/35[1,3,4]	576,000	589,395

JPMorgan Chase & Co.
(6.254% to 10/23/33 then SOFR + 1.810%), 6.254%, 10/23/34[3,4]	528,000	566,298

The accompanying notes are an integral part of these financial statements.

2

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Financials - 17.2% (continued)

MetLife, Inc.
Series D, (5.875% to 03/15/28 then 3 month SOFR + 3.221%), 5.875%, 03/15/28[3,4,5]	$765,000	$765,536

Morgan Stanley
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[3,4]	849,000	844,880

The PNC Financial Services Group, Inc.
(5.068% to 01/24/33 then SOFR + 1.933%), 5.068%, 01/24/34[3,4]	1,026,000	1,029,288

State Street Corp.
Series J, (6.700% to 09/15/29 then U.S. Treasury Yield Curve CMT 5 year + 2.628%), 6.700%, 09/15/29[1,3,4,5]	795,000	823,892

Truist Financial Corp.
Series Q, (5.100% to 03/01/30 then U.S. Treasury Yield Curve CMT 10 year + 4.349%), 5.100%, 03/01/30[1,3,4,5]	550,000	553,627
(5.867% to 06/08/33 then SOFR + 2.361%), 5.867%, 06/08/34[3,4]	300,000	312,245

US Bancorp
(5.775% to 06/12/28 then SOFR + 2.020%), 5.775%, 06/12/29[3,4]	615,000	631,128

Wells Fargo & Co.
MTN, (5.013% to 04/04/50 then 3 month SOFR + 4.502%), 5.013%, 04/04/51[3,4]	886,000	784,559
(7.625% to 09/15/28 then U.S. Treasury Yield Curve CMT 5 year + 3.606%), 7.625%, 09/15/28[1,3,4,5]	576,000	604,811

Total Financials		17,555,715

Industrials - 2.8%

Jacobs Engineering Group, Inc. 5.900%, 03/01/33	991,000	1,023,749

Owens Corning 7.000%, 12/01/36[6]	490,000	549,314

Packaging Corp. of America 5.700%, 12/01/33	640,000	665,668

Regal Rexnord Corp. 6.300%, 02/15/30	535,000	559,823

Total Industrials		2,798,554

Technology - 4.0%

Broadcom, Inc. 4.150%, 11/15/30	707,000	696,257

CDW LLC/CDW Finance Corp. 5.550%, 08/22/34	542,000	536,915

Dell International LLC/EMC Corp. 6.200%, 07/15/30	962,000	1,015,357

Microsoft Corp. 2.525%, 06/01/50	940,000	554,866

Oracle Corp. 4.800%, 09/26/32	580,000	551,502

	Principal Amount	Value

SK hynix, Inc. (South Korea) 2.375%, 01/19/31[2]	$800,000	$728,906

Total Technology		4,083,803

Utilities - 4.6%

Dominion Energy, Inc. 5.375%, 11/15/32	550,000	562,643
Series B, (7.000% to 03/03/34 then U.S. Treasury Yield Curve CMT 5 year + 2.511%), 7.000%, 06/01/54[3,4]	698,000	744,270

Duke Energy Corp. 2.550%, 06/15/31	632,000	570,868
(6.450% to 06/01/34 then U.S. Treasury Yield Curve CMT 5 year + 2.588%), 6.450%, 09/01/54[1,3,4]	726,000	758,489

Exelon Corp. 5.300%, 03/15/33	550,000	562,196
(6.500% to 12/15/34 then U.S. Treasury Yield Curve CMT 5 year + 1.975%), 6.500%, 03/15/55[3,4]	738,000	763,201

National Rural Utilities Cooperative Finance Corp. 1.350%, 03/15/31	899,000	770,968

Total Utilities		4,732,635

Total Corporate Bonds and Notes (Cost $48,248,455)		46,480,924

Asset-Backed Securities - 4.6%

AGL CLO 39, Ltd.
Series 2025-39A, Class A1 (3 month SOFR + 1.130%, Cap N/A, Floor 1.130%), 4.805%, 04/20/38[2,4]	350,000	349,824

AGL Core CLO, Ltd.
Series 2025-38A, Class A1 (3 month SOFR + 1.240%, Cap N/A, Floor 1.240%), 4.904%, 01/22/38[2,4]	300,000	299,990

American Express Credit Account Master Trust
Series 2025-5, Class A 4.510%, 07/15/32	196,000	197,611

Compass Datacenters Issuer II LLC
Series 2024-1A, Class A1 5.250%, 02/25/49[2]	950,000	951,246

Elmwood CLO II, Ltd.
Series 2019-2A, Class A1RR (3 month SOFR + 1.350%, Cap N/A, Floor 1.350%), 5.025%, 10/20/37[2,4]	535,000	535,904

Ford Credit Auto Owner Trust
Series 2024-D, Class A3 4.610%, 08/15/29	592,000	595,549

KKR CLO 43, Ltd.
Series 2022-43A, Class A1R2 (3 month SOFR + 1.100%, Cap N/A, Floor 1.100%), 4.771%, 04/15/38[2,4]	250,000	249,090

The accompanying notes are an integral part of these financial statements.

3

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Asset-Backed Securities - 4.6% (continued)

Magnetite XXXIV, Ltd.
Series 2023-34A, Class A1R (3 month SOFR + 1.140%, Cap N/A, Floor 1.140%), 4.813%, 01/15/38[2,4]	$275,000	$274,867

Magnetite XXXVI, Ltd.
Series 2023-36A, Class AR (3 month SOFR + 1.320%, Cap N/A, Floor 1.320%), 4.987%, 07/25/38[2,4]	285,000	285,405

Palmer Square CLO, Ltd.
Series 2018-2A, Class A1R (3 month SOFR + 1.530%, Cap N/A, Floor 1.530%), 5.210%, 04/16/37[2,4]	310,000	310,109
Series 2021-1A, Class A1AR (3 month SOFR + 1.150%, Cap N/A, Floor 1.150%), 4.825%, 04/20/38[2,4]	178,000	177,828

Voya CLO, Ltd.
Series 2021-2A, Class A1R (3 month SOFR + 1.170%, Cap N/A, Floor 1.170%), 4.845%, 04/20/38[2,4]	475,000	474,667

Total Asset-Backed Securities (Cost $4,708,328)		4,702,090

Mortgage-Backed Securities - 5.5%

Chase Home Lending Mortgage Trust Series 2024-1, Class A6 6.500%, 01/25/55[2,4]	115,923	116,325

Citigroup Mortgage Loan Trust
Series 2022-J1, Class A1 2.500%, 02/25/52[2,4]	280,077	259,985

Connecticut Avenue Securities Trust Series 2024-R01, Class 1M1
(1 month SOFR + 1.050%), 4.695%, 01/25/44[2,4]	185,105	185,105
Series 2024-R02, Class 1M1
(1 month SOFR + 1.100%), 4.745%, 02/25/44[2,4]	104,996	104,996
Series 2024-R06, Class 1A1
(1 month SOFR + 1.150%), 4.795%, 09/25/44[2,4]	179,588	180,146
Series 2026-R02, Class 1A1
(1 month SOFR + 0.950%), 4.595%, 02/25/46[2,4]	169,197	169,362

DATA Mortgage Trust
Series 2023-CNTR, Class A 5.919%, 08/12/43[2,4]	600,000	604,406

GS Mortgage Securities Trust
Series 2020-GC47, Class A5 2.377%, 05/12/53	300,000	275,534

GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ4, Class A6 2.500%, 09/25/51[2,4]	636,042	596,332

	Principal Amount	Value
Series 2021-PJ5, Class A6 2.500%, 10/25/51[2,4]	$232,116	$217,396

GS Mortgage-Backed Securities Trust
Series 2018-RPL1, Class A1A 3.750%, 10/25/57[2]	167,228	164,171
Series 2021-GR3, Class A6 2.500%, 04/25/52[2,4]	115,246	103,353
Series 2021-PJ8, Class A2 2.500%, 01/25/52[2,4]	557,054	460,414
Series 2021-PJ9, Class A8 2.500%, 02/26/52[2,4]	410,434	367,454
Series 2022-PJ3, Class A4 2.500%, 08/25/52[2,4]	233,922	192,756
Series 2022-PJ3, Class A7 2.500%, 08/25/52[2,4]	160,390	152,298

JP Morgan Mortgage Trust
Series 2017-2, Class A3 3.500%, 05/25/47[2,4]	293,934	266,343
Series 2019-INV3, Class B1 4.338%, 05/25/50[2,4]	75,719	71,417
Series 2019-INV3, Class B2 4.338%, 05/25/50[2,4]	67,305	63,310
Series 2021-1, Class A3A 2.000%, 06/25/51[2,4]	236,773	187,639
Series 2021-7, Class A6 2.500%, 11/25/51[2,4]	462,713	433,049
Series 2022-2, Class A6 3.000%, 08/25/52[2,4]	221,966	208,793
Series 2022-4, Class A3 3.000%, 10/25/52[2,4]	233,176	201,042

Total Mortgage-Backed Securities (Cost $5,568,723)		5,581,626

Municipal Bonds - 3.7%

California Health Facilities Financing Authority 4.190%, 06/01/37	775,000	725,246

California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	1,460,000	1,726,915

JobsOhio Beverage System, Series B 4.532%, 01/01/35	1,375,000	1,367,080

Total Municipal Bonds (Cost $4,268,670)		3,819,241

U.S. Government and Agency Obligations - 40.0%

Fannie Mae - 18.9%
FNMA 2.000%, 02/01/36	475,741	437,496
3.000%, 06/01/38	623,099	599,764
3.500%, 03/01/30 to 07/01/50	5,174,432	4,855,643
4.000%, 03/01/44 to 07/01/49	3,182,718	3,052,796
4.500%, 04/01/39 to 06/01/41	4,986,868	4,944,790
5.000%, 07/01/47 to 02/01/49	1,329,231	1,340,536
5.500%, 02/01/55	2,030,234	2,069,545
6.000%, 11/01/55	1,112,749	1,161,677

The accompanying notes are an integral part of these financial statements.

4

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Fannie Mae - 18.9% (continued)

FNMA 6.500%, 02/01/54	$810,134	$855,179

Total Fannie Mae		19,317,426

Freddie Mac - 8.8%

FHLMC 2.500%, 10/01/34	1,557,875	1,474,054
3.000%, 03/01/50	717,409	643,895
3.500%, 10/01/45	2,632,709	2,462,216
4.000%, 09/01/50	315,267	298,826
5.000%, 07/01/44	745,594	754,713

FHLMC Gold Pool 3.500%, 07/01/32 to 05/01/44	700,755	674,090

Freddie Mac Multifamily Structured Pass Through Certificates
Series K139, Class A2 2.590%, 01/25/32[4]	500,000	455,382

Freddie Mac REMICS
Series 5106, Class KA 2.000%, 03/25/41	1,005,458	950,043
Series 5297, Class DA 5.000%, 12/25/52	443,814	446,081

Freddie Mac STACR REMIC Trust
Series 2025-DNA3, Class A1 4.595%, 09/25/45[2,4]	206,500	206,701
Series 2024-DNA2, Class A1 4.895%, 05/25/44[2,4]	215,406	216,281
Series 2024-DNA1, Class M1 4.995%, 02/25/44[2,4]	196,533	196,656
Series 2023-HQA3, Class A1 5.495%, 11/25/43[2,4]	263,169	264,726

Total Freddie Mac		9,043,664

Ginnie Mae - 0.1%

GNMA
Series 2016-25, Class QW 3.000%, 02/16/46	140,000	115,597

U.S. Treasury Obligations - 12.2%

U.S. Treasury Bonds 1.875%, 02/15/51	1,808,000	991,575

	Principal Amount	Value

U.S. Treasury Bonds 2.250%, 05/15/41	$6,322,000	$4,573,819
3.125%, 05/15/48	5,484,000	4,082,152
3.500%, 02/15/39	1,110,000	995,618
3.625%, 02/15/53	2,267,000	1,796,332

Total U.S. Treasury Obligations		12,439,496

Total U.S. Government and Agency Obligations (Cost $45,942,539)		40,916,183

Short-Term Investments - 2.1%

Joint Repurchase Agreements - 1.9%[7]

Deutsche Bank Securities, Inc., dated 04/30/26, due 05/01/26, 3.640% total to be received $100,222 (collateralized by various U.S. Treasuries, 3.000% - 3.250%, 05/15/42 - 02/15/48, totaling $102,216)	100,212	100,212

Mirae Asset Securities USA, Inc., dated 04/30/26, due 05/01/26, 3.720% total to be received $1,893,196 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.943% - 7.000%, 07/07/28 - 02/20/56, totaling $1,993,699)	1,893,000	1,893,000

Total Joint Repurchase Agreements		1,993,212

Repurchase Agreements - 0.2%

Fixed Income Clearing Corp., dated 04/30/26, due 05/01/26, 3.350% total to be received $179,017 (collateralized by a U.S. Treasury Note, 3.750%, 06/30/27, totaling $182,634)	179,000	179,000

Total Short-Term Investments (Cost $2,172,212)		2,172,212

Total Investments - 101.4% (Cost $110,908,927)		103,672,276

Other Assets, less Liabilities - (1.4)%		(1,390,972)

Net Assets - 100.0%		$102,281,304

[1]

Some of these securities, amounting to $6,103,458 or 6.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the value of these securities amounted to $12,825,061 or 12.5% of net assets.

[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2026. Rate will reset at a future date.

[4]

Variable rate security. The rate shown is based on the latest available information as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[5]	Perpetuity Bond. The date shown represents the next call date.

[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Co.

FHLMC	Freddie Mac

FNMA	Fannie Mae

GNMA	Ginnie Mae

MTN	Medium-Term Note

The accompanying notes are an integral part of these financial statements.

5

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

REMICS	Real Estate Mortgage Investment Conduit	STACR	Structured Agency Credit Risk
SOFR	Secured Overnight Financing Rate

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2026:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Corporate Bonds and Notes†	—	$46,480,924	—	$46,480,924

Asset-Backed Securities	—	4,702,090	—	4,702,090

Mortgage-Backed Securities	—	5,581,626	—	5,581,626

Municipal Bonds	—	3,819,241	—	3,819,241

U.S. Government and Agency Obligations†	—	40,916,183	—	40,916,183

Short-Term Investments

Joint Repurchase Agreements	—	1,993,212	—	1,993,212

Repurchase Agreements	—	179,000	—	179,000

Total Investments in Securities	—	$103,672,276	—	$103,672,276

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

6

AMG GW&K Small Cap Growth Fund Schedule of Portfolio Investments (unaudited) April 30, 2026

	Shares	Value

Common Stocks - 98.8%

Consumer Discretionary - 7.8%

Churchill Downs, Inc.	17,266	$1,743,693

Dorman Products, Inc.*	12,556	1,412,676

First Watch Restaurant Group, Inc.*	41,180	540,282

Grand Canyon Education, Inc.*	30,077	5,085,118

Lithia Motors, Inc.	7,632	2,214,196

Oxford Industries, Inc.	14,076	603,016

Revolve Group, Inc.*	65,838	1,675,577

Top Build Corp.*	6,427	2,845,233

Total Consumer Discretionary		16,119,791

Energy - 4.4%

Gulfport Energy Corp.*	9,579	1,844,341

Magnolia Oil & Gas Corp., Class A	70,819	2,141,566

Matador Resources Co.	31,836	2,019,676

Solaris Energy Infrastructure, Inc.	42,120	3,110,141

Total Energy		9,115,724

Financials - 8.4%

Ameris Bancorp	25,419	2,166,970

Bowhead Specialty Holdings, Inc.*	57,582	1,369,300

Glacier Bancorp, Inc.	37,686	1,848,498

Houlihan Lokey, Inc.	20,012	3,096,857

Pinnacle Financial Partners, Inc.	15,038	1,487,860

PJT Partners, Inc., Class A	24,640	3,763,513

Skyward Specialty Insurance Group, Inc.*	30,031	1,364,909

Stifel Financial Corp.	31,264	2,463,916

Total Financials		17,561,823

Health Care - 24.7%

Acadia Healthcare Co., Inc.*	29,975	776,203

Arcutis Biotherapeutics, Inc.*	72,521	1,683,938

Artivion, Inc.*	58,167	2,084,124

AtriCure, Inc.*	63,640	1,788,920

Azenta, Inc.*	50,116	1,231,350

BioCryst Pharmaceuticals, Inc.*	346,709	3,175,854

Bridgebio Pharma, Inc.*	50,818	3,613,668

Crinetics Pharmaceuticals, Inc.*	53,861	2,088,730

Globus Medical, Inc., Class A*	29,409	2,652,104

Halozyme Therapeutics, Inc.*	32,671	2,079,836

HealthEquity, Inc.*	24,424	2,003,501

Ionis Pharmaceuticals, Inc.*	37,684	2,817,256

Krystal Biotech, Inc.*	10,099	2,648,564

Medpace Holdings, Inc.*	3,554	1,487,918

NeoGenomics, Inc.*	222,774	2,062,887

	Shares	Value

Phathom Pharmaceuticals, Inc.*	215,757	$2,416,478

Supernus Pharmaceuticals, Inc.*	58,261	2,796,528

Travere Therapeutics, Inc.*	74,374	3,132,633

Ultragenyx Pharmaceutical, Inc.*	85,982	2,122,895

US Physical Therapy, Inc.	32,734	2,331,315

Vera Therapeutics, Inc.*	46,956	1,672,103

Veracyte, Inc.*	68,849	2,266,509

Vericel Corp.*	71,546	2,484,792

Total Health Care		51,418,106

Industrials - 28.0%

AeroVironment, Inc.*	15,469	3,016,764

Applied Industrial Technologies, Inc.	11,827	3,616,105

Cadre Holdings, Inc.	53,442	1,584,555

CSW Industrials, Inc.	7,552	2,199,142

Enerpac Tool Group Corp.	75,309	2,643,346

Federal Signal Corp.	25,791	3,175,646

FTAI Aviation, Ltd.	5,419	1,352,962

Gates Industrial Corp. PLC (United Kingdom)*	139,788	3,579,971

Hillman Solutions Corp.*	165,518	1,350,627

Interface, Inc.	62,116	1,731,794

Legence Corp., Class A*	43,375	3,771,890

Moog, Inc., Class A	12,209	3,678,694

Powell Industries, Inc.	23,158	6,421,019

RBC Bearings, Inc.*	8,952	5,363,054

Schneider National, Inc., Class B	44,369	1,379,432

SiteOne Landscape Supply, Inc.*	18,532	2,335,958

SPX Technologies, Inc.*	27,613	6,044,762

Sterling Infrastructure, Inc.*	9,577	4,938,093

Total Industrials		58,183,814

Information Technology - 20.7%

Advanced Energy Industries, Inc.	20,580	7,900,868

Alkami Technology, Inc.*	94,758	1,495,281

Appfolio, Inc., Class A*	10,042	1,677,918

Commvault Systems, Inc.*	22,509	2,225,690

Credo Technology Group Holding, Ltd.*	24,164	4,204,778

Fabrinet (Thailand)*	9,260	6,328,932

Intapp, Inc.*	92,505	2,076,737

IonQ, Inc.*	13,700	618,144

MACOM Technology Solutions Holdings, Inc.*	16,764	4,720,910

Novanta, Inc.*	23,840	3,087,995

PAR Technology Corp.*	42,502	571,227

Semtech Corp.*	36,141	3,796,612

The accompanying notes are an integral part of these financial statements.

7

AMG GW&K Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 20.7% (continued)

Viavi Solutions, Inc.*	82,215	$4,308,066

Total Information Technology		43,013,158

Materials - 2.8%

Avient Corp.	56,188	2,083,451

Balchem Corp.	14,530	2,348,339

Quaker Chemical Corp.	10,773	1,463,943

Total Materials		5,895,733

Real Estate - 2.0%

Ryman Hospitality Properties, Inc., REIT	19,700	2,070,273

STAG Industrial, Inc., REIT	53,118	2,049,292

Total Real Estate		4,119,565

Total Common Stocks
(Cost $193,699,768)		205,427,714

	Principal Amount

Short-Term Investments - 1.2%

Repurchase Agreements - 1.2%

Fixed Income Clearing Corp., dated 04/30/26, due 05/01/26, 3.350% total to be received $2,442,227 (collateralized by a U.S. Treasury Note, 3.750%, 06/30/27, totaling $2,490,938)	$2,442,000	2,442,000

	Shares	Value

Other Investment Companies - 0.0%#

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%[1]	2,816	$2,816

Total Short-Term Investments
(Cost $2,444,816)		2,444,816

Total Investments - 100.0%
(Cost $196,144,584)		207,872,530

Other Assets, less Liabilities - 0.0%#		71,594

Net Assets - 100.0%		$207,944,124

*	Non-income producing security.

#	Less than 0.05%. REIT Real Estate Investment Trust

[1]	Yield shown represents the April 30, 2026, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2026:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$205,427,714	—	—	$205,427,714

Short-Term Investments

Repurchase Agreements	—	$2,442,000	—	2,442,000

Other Investment Companies	2,816	—	—	2,816

Total Investments in Securities	$205,430,530	$2,442,000	—	$207,872,530

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

8

AMG GW&K Small/Mid Cap Growth Fund Schedule of Portfolio Investments (unaudited) April 30, 2026

	Shares	Value

Common Stocks - 99.2%

Consumer Discretionary - 9.6%

Asbury Automotive Group, Inc.*	1,509	$307,368

Burlington Stores, Inc.*	2,855	913,629

Churchill Downs, Inc.	6,495	655,930

Grand Canyon Education, Inc.*	4,430	748,980

LKQ Corp.[1]	8,255	260,693

Pool Corp.	1,083	231,026

Revolve Group, Inc.*	11,293	287,407

Texas Roadhouse, Inc.	3,057	492,146

Vail Resorts, Inc.[1]	822	104,542

Total Consumer Discretionary		4,001,721

Consumer Staples - 1.3%

Performance Food Group Co.*	5,915	535,662

Energy - 4.1%

Matador Resources Co.	9,413	597,161

Range Resources Corp.	9,909	431,041

Solaris Energy Infrastructure, Inc.	9,227	681,322

Total Energy		1,709,524

Financials - 6.6%

Evercore, Inc., Class A	2,260	726,115

Houlihan Lokey, Inc.	4,013	621,012

Kinsale Capital Group, Inc.[1]	960	310,666

MarketAxess Holdings, Inc.	1,236	194,287

Pinnacle Financial Partners, Inc.	3,098	306,516

RLI Corp.	4,265	220,799

Seacoast Banking Corp. of Florida	12,338	388,277

Total Financials		2,767,672

Health Care - 21.2%

Acadia Healthcare Co., Inc.*,[1]	7,922	205,140

Agios Pharmaceuticals, Inc.*	15,238	426,664

Azenta, Inc.*,[1]	9,717	238,747

Bio-Rad Laboratories, Inc., Class A*,[1]	861	241,183

Bridgebio Pharma, Inc.*,[1]	6,765	481,059

Chemed Corp.	701	297,911

Crinetics Pharmaceuticals, Inc.*	11,146	432,242

Cytokinetics, Inc.*	6,408	409,920

Globus Medical, Inc., Class A*	8,992	810,899

Halozyme Therapeutics, Inc.*	8,682	552,696

HealthEquity, Inc.*	4,529	371,514

Insmed, Inc.*	5,706	777,899

Ionis Pharmaceuticals, Inc.*	7,702	575,802

Medpace Holdings, Inc.*	725	303,528

	Shares	Value

Natera, Inc.*	1,984	$409,021

Neurocrine Biosciences, Inc.*	4,369	575,266

Phathom Pharmaceuticals, Inc.*,[1]	38,028	425,914

Travere Therapeutics, Inc.*	10,419	438,848

Ultragenyx Pharmaceutical, Inc.*	17,335	428,001

Veracyte, Inc.*	12,551	413,179

Total Health Care		8,815,433

Industrials - 28.4%

AeroVironment, Inc.*,[1]	1,884	367,418

Allegion PLC (Ireland)	2,253	309,742

API Group Corp.*	24,028	1,098,560

Applied Industrial Technologies, Inc.	1,805	551,879

Comfort Systems USA, Inc.	762	1,402,271

CSW Industrials, Inc.	1,492	434,470

Curtiss-Wright Corp.	558	401,872

FTAI Aviation, Ltd.	2,269	566,501

Interface, Inc.	12,052	336,010

ITT, Inc.	4,639	994,323

Knight-Swift Transportation Holdings, Inc.	4,855	315,090

Lincoln Electric Holdings, Inc.	1,363	361,195

Moog, Inc., Class A	2,254	679,153

Nordson Corp.	1,980	571,131

Paylocity Holding Corp.*	3,015	318,052

Powell Industries, Inc.[1]	3,262	904,455

RBC Bearings, Inc.*	693	415,169

SiteOne Landscape Supply, Inc.*	3,898	491,343

SPX Technologies, Inc.*	1,817	397,759

Sterling Infrastructure, Inc.*,[1]	1,785	920,382

Total Industrials		11,836,775

Information Technology - 23.1%

Advanced Energy Industries, Inc.	3,391	1,301,839

Astera Labs, Inc.*	1,084	211,098

CCC Intelligent Solutions Holdings, Inc.*	43,599	228,459

Cognex Corp.	7,053	391,512

Coherent Corp.*	1,471	470,293

Credo Technology Group Holding, Ltd.*	3,624	630,612

The Descartes Systems Group, Inc. (Canada)*	4,223	304,521

Entegris, Inc.	6,084	860,156

Fabrinet (Thailand)*	1,060	724,478

Flex, Ltd.*	4,733	433,306

Jabil, Inc.	2,819	951,384

MACOM Technology Solutions Holdings, Inc.*	3,722	1,048,152

Manhattan Associates, Inc.*	2,916	402,087

The accompanying notes are an integral part of these financial statements.

9

AMG GW&K Small/Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Information Technology - 23.1% (continued)

Novanta, Inc.*	3,426	$443,770

Procore Technologies, Inc.*	9,650	545,997

SailPoint, Inc.*	21,752	248,408

Tyler Technologies, Inc.*	1,196	408,004

Total Information Technology		9,604,076

Materials - 3.1%

Avient Corp.	9,814	363,903

Eagle Materials, Inc.	1,377	289,321

Quaker Chemical Corp.[1]	2,038	276,944

RPM International, Inc.	3,728	379,846

Total Materials		1,310,014

Real Estate - 1.8%

EastGroup Properties, Inc., REIT	2,274	457,529

Sun Communities, Inc., REIT	2,322	296,844

Total Real Estate		754,373

Total Common Stocks
(Cost $32,042,446)		41,335,250

	Shares	Value

Rights - 0.0%

Health Care - 0.0%

Abiomed, Inc.*,[2,3] (Cost $0)	1,175	$0
	Principal Amount

Short-Term Investments - 1.0%

Repurchase Agreements - 1.0%

Fixed Income Clearing Corp., dated 04/30/26, due 05/01/26, 3.350% total to be received $391,036 (collateralized by a U.S. Treasury Note, 3.750%, 06/30/27, totaling $398,841)	$391,000	391,000

Total Short-Term Investments
(Cost $391,000)		391,000

Total Investments - 100.2%
(Cost $32,433,446)		41,726,250

Other Assets, less Liabilities - (0.2)%		(72,007)

Net Assets - 100.0%		$41,654,243

*	Non-income producing security.
[1]

Some of these securities, amounting to $4,396,294 or 10.6% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Security’s value was determined by using significant unobservable inputs.
[3]

This security is restricted and not available for re-sale. The Fund received Contingent Value Rights (“CVRs”) of Abiomed Inc (“ABIOMED”) from a corporate action where Johnson & Johnson acquired ABIOMED on December 23, 2022. The total value of this restricted security held is $0 which represents 0% of net assets.

REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2026:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$41,335,250	—	—	$41,335,250

Rights

Health Care	—	—	$0	—

Short-Term Investments

Repurchase Agreements	—	$391,000	—	391,000

Total Investments in Securities	$41,335,250	$391,000	$0	$41,726,250

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2026, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period. The Level 3 rights were received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs. For the current period ended April 30, 2026, the change in unrealized appreciation (depreciation) was $0.

The accompanying notes are an integral part of these financial statements.

10

Statement of Assets and Liabilities (unaudited) April 30, 2026

	AMG GW&K Core Bond ESG Fund	AMG GW&K Small Cap Growth Fund	AMG GW&K Small/Mid Cap Growth Fund

Assets:

Investments at value[1] (including securities on loan valued at $6,103,458, $0, and $4,396,294, respectively)	$103,672,276	$207,872,530	$41,726,250

Cash	280	36,011	855

Receivable for investments sold	885,869	2,104,575	—

Dividend and interest receivables	859,322	19,095	1,092

Securities lending income receivable	919	—	603

Receivable for Fund shares sold	2,106	1,505	1,711

Receivable from Affiliate	12,838	18,373	8,492

Prepaid expenses and other assets	16,129	79,582	22,586

Total assets	105,449,739	210,131,671	41,761,589

Liabilities:

Payable upon return of securities loaned	1,993,212	—	—

Payable for investments purchased	837,459	2,004,890	—

Payable for Fund shares repurchased	249,267	17,054	42,325

Accrued expenses:

Investment advisory and management fees	25,539	77,724	20,710

Administrative fees	12,770	24,805	5,010

Distribution fees	241	15,961	5,104

Shareholder service fees	6,709	11,518	453

Other	43,238	35,595	33,744

Total liabilities	3,168,435	2,187,547	107,346

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$102,281,304	$207,944,124	$41,654,243

[1] Investments at cost	$110,908,927	$196,144,584	$32,433,446

The accompanying notes are an integral part of these financial statements.

11

Statement of Assets and Liabilities (continued)

	AMG GW&K Core Bond ESG Fund	AMG GW&K Small Cap Growth Fund	AMG GW&K Small/Mid Cap Growth Fund

Net Assets Represent:

Paid-in capital	$124,585,289	$166,263,902	$31,379,805

Total distributable earnings/(accumulated losses)	(22,303,985)	41,680,222	10,274,438

Net Assets	$102,281,304	$207,944,124	$41,654,243

Class N:

Net Assets	$1,061,803	$129,374,563	$30,333,898

Shares outstanding	117,792	11,932,525	1,591,213

Net asset value, offering and redemption price per share	$9.01	$10.84	$19.06

Class I:

Net Assets	$99,917,779	$78,558,751	$11,282,316

Shares outstanding	11,078,985	6,915,220	561,725

Net asset value, offering and redemption price per share	$9.02	$11.36	$20.09

Class Z:

Net Assets	$1,301,722	$10,810	$38,029

Shares outstanding	144,437	952	1,888

Net asset value, offering and redemption price per share	$9.01	$11.36	$20.14

The accompanying notes are an integral part of these financial statements.

12

Statement of Operations (unaudited) For the six months ended April 30, 2026

	AMG GW&K Core Bond ESG Fund	AMG GW&K Small Cap Growth Fund	AMG GW&K Small/Mid Cap Growth Fund

Investment Income:

Dividend income	—	$458,244	$95,805

Interest income	$2,310,153	41,348	9,028

Securities lending income	5,829	376	5,593

Foreign withholding tax	(1,254)	(1,367)	—

Total investment income	2,314,728	498,601	110,426

Expenses:

Investment advisory and management fees	158,652	470,598	121,836

Administrative fees	79,326	149,531	29,477

Distribution fees - Class N	1,731	97,817	29,616

Shareholder servicing fees - Class N	1,039	47,581	—

Shareholder servicing fees - Class I	40,708	21,184	2,678

Professional fees	29,501	32,583	15,184

Reports to shareholders	17,561	24,195	8,000

Custodian fees	13,961	15,578	11,426

Registration fees	13,907	25,323	15,515

Transfer agent fees	7,519	15,682	3,825

Trustee fees and expenses	4,606	8,629	1,645

Interest expense	—	1,018	—

Miscellaneous	3,580	4,878	2,064

Total expenses before offsets	372,091	914,597	241,266

Expense reimbursements	(74,770)	(77,024)	(47,834)

Expense reductions	—	(2,030)	(720)

Net expenses	297,321	835,543	192,712

Net investment income/(loss)	2,017,407	(336,942)	(82,286)

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments	(1,272,177)	31,817,187	1,148,100

Net change in unrealized appreciation/(depreciation) on investments	(463,270)	(15,283,483)	3,240,745

Net realized and unrealized gain (loss)	(1,735,447)	16,533,704	4,388,845

Net increase in net assets resulting from operations	$281,960	$16,196,762	$4,306,559

The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets For the six months ended April 30, 2026 (unaudited) and the fiscal year ended October 31, 2025

	AMG GW&K Core Bond ESG Fund		AMG GW&K Small Cap Growth Fund		AMG GW&K Small/Mid Cap Growth Fund

	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025

Increase in Net Assets Resulting From Operations:

Net investment income/(loss)	$2,017,407	$4,149,542	$(336,942)	$(556,385)	$(82,286)	$(115,572)

Net realized gain/(loss) on investments	(1,272,177)	(1,935,931)	31,817,187	64,951,610	1,148,100	4,203,234

Net change in unrealized appreciation/(depreciation) on investments	(463,270)	4,666,265	(15,283,483)	(27,495,442)	3,240,745	161,367

Net increase in net assets resulting from operations	281,960	6,879,876	16,196,762	36,899,783	4,306,559	4,249,029

Distributions to Shareholders:

Class N	(23,970)	(69,787)	(39,870,983)	(12,214,309)	(2,744,784)	(236,477)

Class I	(1,954,068)	(4,047,218)	(21,551,944)	(7,184,692)	(985,007)	(66,840)

Class Z	(25,686)	(49,753)	(2,903)	—	(3,190)	(216)

Total distributions to shareholders	(2,003,724)	(4,166,758)	(61,425,830)	(19,399,001)	(3,732,981)	(303,533)

Capital Share Transactions:[1]

Net increase/(decrease) from capital share transactions	(6,399,495)	(11,090,131)	43,302,368	(15,955,528)	2,118,194	(6,817,231)

Total increase/(decrease) in net assets	(8,121,259)	(8,377,013)	(1,926,700)	1,545,254	2,691,772	(2,871,735)

Net Assets:

Beginning of period	110,402,563	118,779,576	209,870,824	208,325,570	38,962,471	41,834,206

End of period	$102,281,304	$110,402,563	$207,944,124	$209,870,824	$41,654,243	$38,962,471

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

14

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class N		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$9.16	$8.94	$8.33	$8.56	$10.75	$10.90

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.16	0.30	0.28	0.23	0.14	0.12

Net realized and unrealized gain/(loss) on investments	(0.15)	0.22	0.61	(0.23)	(1.93)	(0.15)

Total income/(loss) from investment operations	0.01	0.52	0.89	—	(1.79)	(0.03)

Less Distributions to Shareholders from:

Net investment income	(0.16)	(0.30)	(0.28)	(0.23)	(0.15)	(0.12)

Net realized gain on investments	—	—	—	—	(0.25)	—

Total distributions to shareholders	(0.16)	(0.30)	(0.28)	(0.23)	(0.40)	(0.12)

Net Asset Value, End of Period	$9.01	$9.16	$8.94	$8.33	$8.56	$10.75

Total Return[2,3]	0.09%[4]	5.96%	10.70%	(0.15)%	(17.18)%	(0.27)%

Ratio of net expenses to average net assets	0.88%[5]	0.88%	0.88%[6]	0.88%	0.88%	0.88%

Ratio of gross expenses to average net assets[7]	1.02%[5]	1.01%	1.02%	0.99%	0.95%	0.94%

Ratio of net investment income to average net assets[2]	3.50%[5]	3.34%	3.08%	2.55%	1.49%	1.12%

Portfolio turnover	9%[4]	28%	34%	25%	34%	62%

Net assets end of period (000’s) omitted	$1,062	$1,898	$2,229	$1,937	$1,716	$2,125

The accompanying notes are an integral part of these financial statements.

15

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$9.17	$8.95	$8.34	$8.56	$10.76	$10.90

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.17	0.33	0.30	0.25	0.18	0.16

Net realized and unrealized gain/(loss) on investments	(0.15)	0.22	0.62	(0.21)	(1.95)	(0.14)

Total income/(loss) from investment operations	0.02	0.55	0.92	0.04	(1.77)	0.02

Less Distributions to Shareholders from:

Net investment income	(0.17)	(0.33)	(0.31)	(0.26)	(0.18)	(0.16)

Net realized gain on investments	—	—	—	—	(0.25)	—

Total distributions to shareholders	(0.17)	(0.33)	(0.31)	(0.26)	(0.43)	(0.16)

Net Asset Value, End of Period	$9.02	$9.17	$8.95	$8.34	$8.56	$10.76

Total Return[2,3]	0.25%[4]	6.29%	11.06%	0.30%	(16.99)%	0.15%

Ratio of net expenses to average net assets	0.56%[5]	0.56%	0.55%[6]	0.55%	0.55%	0.56%

Ratio of gross expenses to average net assets[7]	0.70%[5]	0.69%	0.69%	0.66%	0.62%	0.62%

Ratio of net investment income to average net assets[2]	3.82%[5]	3.66%	3.41%	2.88%	1.82%	1.44%

Portfolio turnover	9%[4]	28%	34%	25%	34%	62%

Net assets end of period (000’s) omitted	$99,918	$107,162	$115,232	$119,191	$137,806	$190,306

The accompanying notes are an integral part of these financial statements.

16

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class Z		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$9.16	$8.94	$8.33	$8.56	$10.75	$10.90

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.18	0.34	0.31	0.26	0.18	0.16

Net realized and unrealized gain/(loss) on investments	(0.15)	0.22	0.61	(0.23)	(1.94)	(0.15)

Total income/(loss) from investment operations	0.03	0.56	0.92	0.03	(1.76)	0.01

Less Distributions to Shareholders from:

Net investment income	(0.18)	(0.34)	(0.31)	(0.26)	(0.18)	(0.16)

Net realized gain on investments	—	—	—	—	(0.25)	—

Total distributions to shareholders	(0.18)	(0.34)	(0.31)	(0.26)	(0.43)	(0.16)

Net Asset Value, End of Period	$9.01	$9.16	$8.94	$8.33	$8.56	$10.75

Total Return[2,3]	0.28%[4]	6.39%	11.15%	0.25%	(16.85)%	0.13%

Ratio of net expenses to average net assets	0.48%[5]	0.48%	0.48%[6]	0.48%	0.48%	0.48%

Ratio of gross expenses to average net assets[7]	0.62%[5]	0.61%	0.62%	0.59%	0.55%	0.54%

Ratio of net investment income to average net assets[2]	3.90%[5]	3.74%	3.48%	2.95%	1.89%	1.52%

Portfolio turnover	9%[4]	28%	34%	25%	34%	62%

Net assets end of period (000’s) omitted	$1,302	$1,342	$1,319	$1,279	$2,195	$3,724

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Includes interest expense of 0.01% related to participation in the interfund lending program.

[7]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

17

AMG GW&K Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class N		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$14.35	$13.17	$10.58	$10.00	$17.05	$21.50

Income/(loss) from Investment Operations:

Net investment loss[1,2]	(0.02)	(0.04)	(0.01)	0.02	(0.00)[3]	(0.07)

Net realized and unrealized gain/(loss) on investments	0.83	2.48	3.03	1.55	(3.26)	6.17

Total income/(loss) from investment operations	0.81	2.44	3.02	1.57	(3.26)	6.10

Less Distributions to Shareholders from:

Net investment income	—	—	(0.02)	(0.00)[3]	—	—

Net realized gain on investments	(4.32)	(1.26)	(0.41)	(0.99)	(3.79)	(10.55)

Total distributions to shareholders	(4.32)	(1.26)	(0.43)	(0.99)	(3.79)	(10.55)

Net Asset Value, End of Period	$10.84	$14.35	$13.17	$10.58	$10.00	$17.05

Total Return[2,4]	8.52%[5]	19.81%	29.13%	17.14%	(25.18)%	39.50%

Ratio of net expenses to average net assets	0.90%[6,7,8]	0.91%[8]	0.91%	0.92%[8]	0.91%	1.07%[7]

Ratio of gross expenses to average net assets[9]	0.98%[6]	0.97%	0.97%	0.98%	0.94%	1.09%

Ratio of net investment income (loss) to average net assets[2]	(0.40)%[6]	(0.34)%	(0.05)%	0.18%	(0.02)%	(0.39)%

Portfolio turnover	111%[5]	97%	83%	77%	68%	109%

Net assets end of period (000’s) omitted	$129,375	$132,163	$130,108	$115,248	$113,790	$175,468

The accompanying notes are an integral part of these financial statements.

18

AMG GW&K Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$14.82	$13.54	$10.86	$10.25	$17.36	$21.69

Income/(loss) from Investment Operations:

Net investment income/(loss)[1,2]	(0.01)	(0.02)	0.02	0.04	0.02	(0.04)

Net realized and unrealized gain/(loss) on investments	0.87	2.56	3.11	1.59	(3.34)	6.26

Total income/(loss) from investment operations	0.86	2.54	3.13	1.63	(3.32)	6.22

Less Distributions to Shareholders from:

Net investment income	—	—	(0.04)	(0.03)	—	—

Net realized gain on investments	(4.32)	(1.26)	(0.41)	(0.99)	(3.79)	(10.55)

Total distributions to shareholders	(4.32)	(1.26)	(0.45)	(1.02)	(3.79)	(10.55)

Net Asset Value, End of Period	$11.36	$14.82	$13.54	$10.86	$10.25	$17.36

Total Return[2,4]	8.60%[5]	20.02%	29.43%	17.27%	(25.05)%	39.78%

Ratio of net expenses to average net assets	0.73%[6,7,8]	0.73%[8]	0.73%	0.74%[8]	0.73%	0.92%[7]

Ratio of gross expenses to average net assets[9]	0.81%[6]	0.79%	0.79%	0.80%	0.76%	0.94%

Ratio of net investment income (loss) to average net assets[2]	(0.23)%[6]	(0.16)%	0.13%	0.36%	0.16%	(0.24)%

Portfolio turnover	111%[5]	97%	83%	77%	68%	109%

Net assets end of period (000’s) omitted	$78,559	$77,708	$78,218	$74,169	$88,895	$167,415

The accompanying notes are an integral part of these financial statements.

19

AMG GW&K Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

For the fiscal period ended April 30, 2026[10] (unaudited)
Class Z

Net Asset Value, Beginning of Period	$14.89

Income/(loss) from Investment Operations:

Net investment loss[1,2]	(0.01)

Net realized and unrealized gain on investments	0.80

Total income from investment operations	0.79

Less Distributions to Shareholders from:

Net realized gain on investments	(4.32)

Net Asset Value, End of Period	$11.36

Total Return[2,4]	8.09%[5]

Ratio of net expenses to average net assets	0.67%[6,7,8]

Ratio of gross expenses to average net assets[9]	0.75%[6]

Ratio of net investment loss to average net assets[2]	(0.19)%[6]

Portfolio turnover	111%[5]

Net assets end of period (000’s) omitted	$11

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Less than $(0.005) per share.

[4]	The total return is calculated using the published Net Asset Value as of period end.

[5]	Not annualized.

[6]	Annualized.

[7]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2026 and for the fiscal year ended October 31, 2021.

[8]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Commencement of operations was December 8, 2025.

The accompanying notes are an integral part of these financial statements.

20

AMG GW&K Small/Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class N		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$18.96	$17.11	$13.33	$13.45	$17.67	$21.14

Income/(loss) from Investment Operations:

Net investment loss[1,2]	(0.04)	(0.06)	(0.05)	(0.04)	(0.08)	(0.17)

Net realized and unrealized gain/(loss) on investments	2.00	2.04	3.83	0.19	(4.14)	7.74

Total income/(loss) from investment operations	1.96	1.98	3.78	0.15	(4.22)	7.57

Less Distributions to Shareholders from:

Net realized gain on investments	(1.86)	(0.13)	—	(0.27)	—	(10.55)

Paid in capital	—	—	—	—	—	(0.49)

Total distributions to shareholders	(1.86)	(0.13)	—	(0.27)	—	(11.04)

Net Asset Value, End of Period	$19.06	$18.96	$17.11	$13.33	$13.45	$17.67

Total Return[2,3]	11.29%[4]	11.59%	28.36%	1.12%	(23.88)%[5]	46.66%

Ratio of net expenses to average net assets[6]	1.03%[7]	1.01%[8]	1.01%[8]	1.00%	1.00%	1.17%

Ratio of gross expenses to average net assets[9]	1.27%[7]	1.28%	1.24%	1.24%	1.25%	1.42%

Ratio of net investment loss to average net assets[2]	(0.47)%[7]	(0.35)%	(0.32)%	(0.28)%	(0.56)%	(0.91)%

Portfolio turnover	15%[4]	33%	19%	25%	23%	158%

Net assets end of period (000’s) omitted	$30,334	$28,388	$32,463	$27,120	$24,994	$37,471

The accompanying notes are an integral part of these financial statements.

21

AMG GW&K Small/Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$19.86	$17.89	$13.93	$14.01	$18.39	$21.60

Income/(loss) from Investment Operations:

Net investment loss[1,2]	(0.03)	(0.04)	(0.03)	(0.02)	(0.06)	(0.15)

Net realized and unrealized gain/(loss) on investments	2.12	2.14	3.99	0.21	(4.32)	7.98

Total income/(loss) from investment operations	2.09	2.10	3.96	0.19	(4.38)	7.83

Less Distributions to Shareholders from:

Net realized gain on investments	(1.86)	(0.13)	—	(0.27)	—	(10.55)

Paid in capital	—	—	—	—	—	(0.49)

Total distributions to shareholders	(1.86)	(0.13)	—	(0.27)	—	(11.04)

Net Asset Value, End of Period	$20.09	$19.86	$17.89	$13.93	$14.01	$18.39

Total Return[2,3]	11.45%[4]	11.76%	28.43%	1.36%	(23.82)%[5]	46.94%

Ratio of net expenses to average net assets[6]	0.87%[7]	0.86%[8]	0.87%[8]	0.86%	0.86%	1.02%

Ratio of gross expenses to average net assets[9]	1.11%[7]	1.13%	1.10%	1.10%	1.11%	1.27%

Ratio of net investment loss to average net assets[2]	(0.31)%[7]	(0.20)%	(0.18)%	(0.14)%	(0.42)%	(0.76)%

Portfolio turnover	15%[4]	33%	19%	25%	23%	158%

Net assets end of period (000’s) omitted	$11,282	$10,540	$9,341	$7,561	$6,540	$6,612

The accompanying notes are an integral part of these financial statements.

22

AMG GW&K Small/Mid Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,				For the fiscal period ended October 31,
Class Z		2025	2024	2023	2022	2021[10]

Net Asset Value, Beginning of Period	$19.91	$17.93	$13.95	$14.02	$18.39	$17.84

Income/(loss) from Investment Operations:

Net investment loss[1,2]	(0.02)	(0.03)	(0.02)	(0.01)	(0.06)	(0.01)

Net realized and unrealized gain/(loss) on investments	2.11	2.14	4.00	0.21	(4.31)	0.56

Total income/(loss) from investment operations	2.09	2.11	3.98	0.20	(4.37)	0.55

Less Distributions to Shareholders from:

Net realized gain on investments	(1.86)	(0.13)	—	(0.27)	—	—

Net Asset Value, End of Period	$20.14	$19.91	$17.93	$13.95	$14.02	$18.39

Total Return[2,3]	11.47%[4]	11.79%	28.53%	1.43%	(23.76)%[5]	3.08%[4]

Ratio of net expenses to average net assets[11]	0.82%[7]	0.81%[8]	0.82%[8]	0.81%	0.81%	0.82%[7]

Ratio of gross expenses to average net assets[9]	1.06%[7]	1.08%	1.05%	1.05%	1.06%	1.13%[7]

Ratio of net investment loss to average net assets[2]	(0.26)%[7]	(0.15)%	(0.13)%	(0.09)%	(0.37)%	(0.49)%[7]

Portfolio turnover	15%[4]	33%	19%	25%	23%	158%

Net assets end of period (000’s) omitted	$38	$34	$31	$24	$12	$15

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment loss would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Includes a non-recurring securities litigation gain. Had the Fund not received the payment total return would have been (24.68%), (24.53%) and (24.53%) for Class N, Class I and Class Z respectively.

[6]

Includes reduction from broker recapture amounting to less than 0.01%, 0.01%, less than 0.01%, 0.01%, 0.01%, and less than 0.01% for the six months ended April 30, 2026 and the fiscal years ended 2025, 2024, 2023, 2022 and 2021, respectively.

[7]	Annualized.

[8]	Includes interest expense of 0.01% related to participation in the interfund lending program.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Commencement of operations was on August 31, 2021.

[11]

Includes reduction from broker recapture amounting to less than 0.01%, 0.01%, less than 0.01%, 0.01%, and 0.01% for the six months ended April 30, 2026 and the fiscal years ended 2025, 2024, 2023 and 2022, respectively, and less than 0.01% for the fiscal period ended October 31, 2021.

The accompanying notes are an integral part of these financial statements.

23

Notes to Financial Statements (unaudited) April 30, 2026

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I and AMG Funds IV (the “Trusts”) are open-end management investment companies. AMG Funds I is organized as a Massachusetts business trust, while AMG Funds IV is organized as a Delaware Statutory Trust. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds I: AMG GW&K Core Bond ESG Fund (“Core Bond ESG”) and AMG Funds IV: AMG GW&K Small Cap Growth Fund (“Small Cap Growth”) and AMG GW&K Small/Mid Cap Growth Fund (“Small/Mid Cap Growth”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Effective December 8, 2025, AMG Montrusco Bolton Large Cap Growth Fund changed its name to AMG GW&K Small Cap Growth Fund and GW&K Investment Management, LLC (“GW&K”) was appointed as the subadviser to the Fund to replace Montrusco Bolton Investments, Inc. The Fund made changes to its principal investment strategies and principal risks, changed its sub-classification under Section 5(b) of the 1940 Act from “non-diversified” to “diversified,” replaced the S&P 500® Growth Index with the Russell 2000® Growth Index as one of the Fund’s benchmark indices, made certain fee changes discussed in Note 2 below, and established a new share class, Class Z.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Boards of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring

24

Notes to Financial Statements (continued)

fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Small Cap Growth and Small/Mid Cap Growth had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio. For the six months ended April 30, 2026, the impact on the expenses and expense ratios, if any, was as follows: Small Cap Growth $2,030 or less than 0.01% and Small/Mid Cap Growth $720 or less than 0.01%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from net investment income will normally be declared and paid monthly for Core Bond ESG and annually for Small Cap Growth and Small/Mid Cap Growth. Realized net capital gains distributions, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. There were no permanent differences during the period for Core Bond ESG. Permanent differences are primarily due to tax equalization utilized for Small Cap Growth and Small/Mid Cap Growth. Temporary differences for each Fund are due to wash sale loss deferrals.

At April 30, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation/ (Depreciation)

Core Bond ESG	$110,908,927	$656,322	$(7,892,973)	$(7,236,651)

Small Cap Growth	196,144,584	27,545,619	(15,817,673)	11,727,946

Small/Mid Cap Growth	32,433,446	13,076,860	(3,784,056)	9,292,804

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

25

Notes to Financial Statements (continued)

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2025, the following Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

Core Bond ESG	$2,777,964	$10,998,578	$13,776,542

As of October 31, 2025, Small Cap Growth and Small/Mid Cap Growth had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended October 31, 2026, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

Each Trust’s Amended and Restated Agreement and Declaration of Trust or Trust Instrument, as applicable, authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2026 (unaudited) and the fiscal year ended October 31, 2025, the capital stock transactions by class for the Funds were as follows:

	Core Bond ESG				Small Cap Growth

	April 30, 2026		October 31, 2025		April 30, 2026[1]		October 31, 2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	275	$2,522	6,906	$61,497	680,502	$8,021,057	142,404	$1,815,671

Shares issued in reinvestment of distributions	2,631	23,970	7,767	69,787	3,978,803	39,390,153	954,101	12,050,290

Shares redeemed	(92,293)	(844,188)	(56,747)	(514,895)	(1,936,977)	(20,641,883)	(1,765,879)	(22,676,885)

Net increase/(decrease)	(89,387)	$(817,696)	(42,074)	$(383,611)	2,722,328	$26,769,327	(669,374)	$(8,810,924)

Class I:

Shares sold	327,925	$2,993,707	925,431	$8,314,841	788,178	$8,649,887	244,735	$3,278,758

Shares issued in reinvestment of distributions	206,962	1,885,516	433,148	3,895,483	2,020,192	20,949,392	536,968	6,991,323

Shares redeemed	(1,144,101)	(10,442,086)	(2,547,872)	(22,911,208)	(1,137,896)	(13,079,140)	(1,315,065)	(17,414,685)

Net increase/(decrease)	(609,214)	$(5,562,863)	(1,189,293)	$(10,700,884)	1,670,474	$16,520,139	(533,362)	$(7,144,604)

Class Z:

Shares sold	1,959	$18,071	19,104	$171,959	672	$10,000	—	—

Shares issued in reinvestment of distributions	2,821	25,686	5,536	49,753	280	2,902	—	—

Shares redeemed	(6,866)	(62,693)	(25,587)	(227,348)	—	—	—	—

Net increase/(decrease)	(2,086)	$(18,936)	(947)	$(5,636)	952	$12,902	—	—

[1]	Class Z commencement of operations was December 8, 2025.

	Small/Mid Cap Growth

	April 30, 2026		October 31, 2025

	Shares	Amount	Shares	Amount

Class N:

Shares sold	19,503	$353,631	37,256	$655,932

Shares issued in reinvestment of distributions	155,968	2,710,722	12,985	233,467

Shares redeemed	(81,504)	(1,492,235)	(450,142)	(7,857,017)

Net increase/(decrease)	93,967	$1,572,118	(399,901)	$(6,967,618)

26

Notes to Financial Statements (continued)

	Small/Mid Cap Growth

	April 30, 2026		October 31, 2025

	Shares	Amount	Shares	Amount

Class I:

Shares sold	25,009	$468,932	67,197	$1,185,612

Shares issued in reinvestment of distributions	53,495	978,971	3,526	66,357

Shares redeemed	(47,405)	(905,017)	(62,129)	(1,101,798)

Net increase	31,099	$542,886	8,594	$150,171

Class Z:

Shares issued in reinvestment of distributions	174	$3,190	11	$216

Net increase	174	$3,190	11	$216

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2026, the market value of Repurchase Agreements outstanding for Core Bond ESG, Small Cap Growth and Small/Mid Cap Growth was $2,172,212, $2,442,000 and $391,000, respectively.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K, who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2026, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Core Bond ESG	0.30%

Small Cap Growth	0.47%[1]

Small/Mid Cap Growth	0.62%

1 Prior to December 8, 2025, the investment management fee was 0.48%.

The fee paid to GW&K for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least March 1, 2027, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Core Bond ESG, Small Cap Growth and Small/Mid Cap Growth to 0.48%, 0.67% and 0.82%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances. Prior to December 8, 2025, the Expense Cap of Small Cap Growth was 0.68%.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is

27

Notes to Financial Statements (continued)

reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the six months ended April 30, 2026, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

Core Bond ESG	$74,770	—

Small Cap Growth	77,024	—

Small/Mid Cap Growth	47,834	—

At April 30, 2026, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Core Bond ESG	Small Cap Growth	Small/Mid Cap Growth

Less than 1 year	$167,331	$123,774	$86,646

1-2 years	165,818	125,740	91,004

2-3 years	151,177	144,749	101,465

Total	$484,326	$394,263	$279,115

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares. For Small Cap Growth and Small/Mid Cap Growth, the Plan is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The impact on the Class N annualized expense ratios for the six months ended April 30, 2026, was 0.25% for Core Bond ESG, 0.15% for Small Cap Growth and 0.21% for Small/Mid Cap Growth.

For Class N of Core Bond ESG and Small Cap Growth and for each of the Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2026, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Core Bond ESG

Class N	0.15%	0.15%

Class I	0.10%	0.08%

Small Cap Growth

Class N	0.15%	0.08%

Class I*	0.06%	0.06%

Small/Mid Cap Growth

Class I	0.05%	0.05%

* Prior to December 8, 2025, the maximum annual amount approved was 0.05%.

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At April 30, 2026, the Funds had no interfund loans outstanding. Core Bond ESG and Small/Mid Cap Growth did not lend or borrow during the six months ended April 30, 2026.

28

Notes to Financial Statements (continued)

The following Fund utilized the interfund lending program during the six months ended April 30, 2026 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Small Cap Growth	$1,062,600	3	$420	4.805%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Small Cap Growth	$1,100,093	7	$1,018	4.825%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2026, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Core Bond ESG	$6,849,564	$11,755,868

Small Cap Growth	220,637,030	241,253,380

Small/Mid Cap Growth	5,739,250	7,347,788

Core Bond ESG purchases and sales of U.S. Government obligations for the six months ended April 30, 2026 were $2,961,630 and $4,030,909, respectively.

In conjunction with the changes in Small Cap Growth’s subadviser and investment strategies and related changes that took effect December 8, 2025, as discussed in Note 1 above, the Fund sold all open investments on December 8 and 9, 2025, and recognized a realized gain of $25,919,590. Small Cap Growth used the proceeds of the sales to purchase investments which conform to the Fund’s current principal investment strategies.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2026, was as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Core Bond ESG	$6,103,458	$1,993,212	$4,296,162	$6,289,374

Small/Mid Cap Growth	4,396,294	—	4,329,380	4,329,380

The following table summarizes the securities received as collateral for securities lending at April 30, 2026:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Core Bond ESG	U.S. Treasury Obligations	0.000%-4.750%	06/30/26-02/15/56

Small/Mid Cap Growth	U.S. Treasury Obligations	0.000%-4.875%	05/15/26-02/15/56

5. SEGMENT REPORTING

Each Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in each Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president and chief financial officer. The CODM assesses the performance and makes operating decisions for each Fund primarily based on each Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes each Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of each Fund. As each Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) price fluctuations.

Asset-Backed and Mortgage-Backed Securities Risk: Investments in asset-backed and mortgage-backed securities involve risk of severe credit downgrades, loss due to prepayments that occur earlier or later than expected, illiquidity and default.

Credit Risk: The issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations. Changes in an issuer’s

29

Notes to Financial Statements (continued)

financial strength, credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer.

Debt Securities Risk: The value of a debt security changes in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. Investments in debt securities are subject to, among other risks, credit risk, interest rate risk, extension risk, prepayment risk and liquidity risk.

Environmental, Social and Governance (“ESG”) Investing Risk: Because applying a Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than financial performance, a Fund’s investment returns may underperform funds that do not incorporate ESG factors into their investment process. The incorporation of ESG criteria into the investment process may affect a Fund’s investment exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact a Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by GW&K or any judgment exercised by GW&K will improve the financial performance of a Fund or reflect the beliefs or values of any particular investor. ESG standards differ by region and industry, and a company’s ESG practices or GW&K’s assessment of a company’s ESG practices may change over time. GW&K’s evaluation of a company also may be dependent on the availability of timely, complete and accurate ESG data reported by issuers and/or third party data providers. Different methodologies may be used by the various issuers and third party sources that provide ESG data, and such ESG data often lacks standardization, consistency and transparency.

Extension Risk: During periods of rising interest rates, a debtor may pay back a bond or other fixed income security slower than expected or required, and the value of such security may fall.

Growth Stock Risk: The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Inflation/Deflation Risk: Inflation risk is the risk that the value of assets or income from investments will be worth less in the future. Inflation rates may change frequently and drastically as a result of various factors and a Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in the Fund. As inflation rates increase, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. Deflation risk is the risk that the prices throughout the economy decline over time – the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Fund’s portfolio.

Interest Rate Risk: Fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

Management Risk: Because the Funds are actively managed investment portfolios, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to their benchmarks or other funds with a similar investment objective. There can be no guarantee that GW&K’s investment techniques and risk analysis will produce the desired result.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Municipal Market Risk: Factors unique to the municipal bond market may negatively affect the value of a Fund’s investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. A Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others.

Prepayment Risk: A debtor may exercise its right to pay back a bond or other debt security earlier than expected or required during periods of decreasing interest rates.

Reinvestment Risk: A Fund may have difficulty reinvesting payments from debtors and may receive lower rates than from its original investments.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

U.S. Government Securities Risk: Obligations issued by some U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises such as Government National Mortgage Association (“GNMA”) are backed by the full faith and credit of the U.S. Government, while obligations issued by others, such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and Federal Home Loan Banks (“FHLBs”), are not backed by the full faith and credit of the U.S. Government and are backed solely by the entity’s own resources or by the ability of the entity to borrow from the U.S. Treasury. If one of these agencies defaults on a loan, there is no guarantee that the U.S. Government will provide financial support.

7. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the

30

Notes to Financial Statements (continued)

Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2026:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Core Bond ESG

Deutsche Bank Securities, Inc.	$100,212	—	$100,212	$100,212	—

Mirae Asset Securities USA, Inc.	1,893,000	—	1,893,000	1,893,000	—

Fixed Income Clearing Corp.	179,000	—	179,000	179,000	—

Total	$2,172,212	—	$2,172,212	$2,172,212	—

Small Cap Growth

Fixed Income Clearing Corp.	$2,442,000	—	$2,442,000	$2,442,000	—

Small/Mid Cap Growth

Fixed Income Clearing Corp.	$391,000	—	$391,000	$391,000	—

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

31

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended April 30, 2026, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended April 30, 2026 is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended April 30, 2026.

Trustee fees and expenses

AMG GW&K Core Bond ESG Fund	$4,606

AMG GW&K Small Cap Growth Fund	8,629

AMG GW&K Small/Mid Cap Growth Fund	1,645

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

32

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of a prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com. wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMGGW&KCoreBondESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

wealth.amg.com	043026	SAR069

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds
April 30, 2026

AMG River Road Mid Cap Value Fund
Class N: CHTTX | Class I: ABMIX | Class Z: ABIZX

AMG River Road Large Cap Value Select Fund
Class N: FQUAX | Class I: MEQFX

AMG River Road Small Cap Value Fund
Class N: ARSVX | Class I: ARSIX | Class Z: ARZMX

AMG River Road Dividend All Cap Value Fund
Class N: ARDEX | Class I: ARIDX | Class Z: ARZDX

AMG River Road Small-Mid Cap Value Fund
Class N: ARSMX | Class I: ARIMX | Class Z: ARSZX

AMG River Road Focused Absolute Value Fund
Class N: ARRFX | Class I: AFAVX | Class Z: ARRZX

wealth.amg.com	043026 SAR082

AMG Funds Semi-Annual Financial Statements — April 30, 2026 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedules of Portfolio Investments

AMG River Road Mid Cap Value Fund	2

AMG River Road Large Cap Value Select Fund	4

AMG River Road Small Cap Value Fund	6

AMG River Road Dividend All Cap Value Fund	8

AMG River Road Small-Mid Cap Value Fund	10

AMG River Road Focused Absolute Value Fund	12

Statement of Assets and Liabilities	14

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (accumulated losses)

Statement of Operations	18

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	20

Detail of changes in assets for the past two fiscal periods

Financial Highlights	22

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	39

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	49

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG River Road Mid Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2026

	Shares	Value

Common Stocks - 96.6%

Communication Services - 7.2%

Atlanta Braves Holdings, Inc., Class C*	174,157	$8,605,098

Madison Square Garden Sports Corp.*	20,215	6,922,829

News Corp., Class A	233,151	6,136,534

Universal Music Group, N.V. (Netherlands)	601,257	6,331,236

Total Communication Services		27,995,697

Consumer Discretionary - 8.4%

Carnival Corp.	320,325	8,491,816

Expedia Group, Inc.	11,672	2,898,975

Genuine Parts Co.	73,176	7,846,662

Lithia Motors, Inc.	31,095	9,021,281

Murphy USA, Inc.	7,785	4,577,580

Total Consumer Discretionary		32,836,314

Consumer Staples - 17.9%

Albertsons Cos., Inc., Class A	339,762	5,724,990

BJ’s Wholesale Club Holdings, Inc.*	164,907	15,483,118

Cal-Maine Foods, Inc.[1]	129,063	9,971,407

Coca-Cola Consolidated, Inc.	38,115	7,816,243

The Estee Lauder Cos., Inc., Class A	79,304	6,083,410

Keurig Dr Pepper, Inc.	362,161	10,647,534

The Kroger Co.	113,513	7,726,830

United Natural Foods, Inc.*	124,347	6,219,837

Total Consumer Staples		69,673,369

Energy - 1.1%

Matador Resources Co.	66,830	4,239,695

Financials - 16.1%

Brown & Brown, Inc.	87,043	5,235,636

Commerce Bancshares, Inc.	188,123	9,788,040

Corpay, Inc.*	25,647	7,860,036

Fairfax Financial Holdings, Ltd. (Canada)	5,425	9,370,386

First Citizens BancShares, Inc., Class A	4,665	9,254,520

Morningstar, Inc.	23,315	3,933,474

White Mountains Insurance Group, Ltd.	3,889	8,680,209

Willis Towers Watson PLC (United Kingdom)	32,641	8,362,624

Total Financials		62,484,925

Health Care - 8.7%

The Cooper Cos., Inc.*	133,707	8,410,170

GE HealthCare Technologies, Inc.	98,741	6,007,403

Labcorp Holdings, Inc.	48,227	12,384,694

Smith & NephewPLC,

Sponsored ADR (United Kingdom)	231,025	7,145,603

Total Health Care		33,947,870

	Shares	Value

Industrials - 25.5%

Alamo Group, Inc.	22,541	$3,909,511

API Group Corp.*	112,736	5,154,290

CACI International, Inc., Class A*	14,779	7,678,282

Carlisle Cos., Inc.	24,892	8,843,132

Delta Air Lines, Inc.	110,403	7,506,300

Expeditors International of Washington, Inc.	36,542	5,404,196

Landstar System, Inc.	51,339	9,449,970

McGrath RentCorp	73,861	8,165,333

Otis Worldwide Corp.	72,270	5,628,388

Simpson Manufacturing Co., Inc.	65,309	12,456,385

SS&C Technologies Holdings, Inc.	83,934	5,816,626

StandardAero, Inc.*	242,595	6,030,912

TFI International, Inc. (Canada)	58,128	8,322,767

UFP Industries, Inc.	52,869	4,731,247

Total Industrials		99,097,339

Information Technology - 1.1%

Constellation Software, Inc. (Canada)	2,325	4,240,870

Materials - 7.4%

Amrize, Ltd.	211,444	11,371,458

AptarGroup, Inc.	70,840	8,761,491

International Flavors & Fragrances, Inc.	124,554	8,743,691

Total Materials		28,876,640

Real Estate - 3.2%

Mid-America Apartment Communities, Inc., REIT	57,534	7,432,242

The St. Joe Co.	80,081	5,170,830

Total Real Estate		12,603,072

Total Common Stocks
(Cost $354,941,151)		375,995,791
	Principal Amount

Short-Term Investments - 3.4%

Repurchase Agreements - 3.4%

Fixed Income Clearing Corp., dated 04/30/26, due 05/01/26, 3.350% total to be received $13,373,244 (collateralized by a U.S. Treasury Note, 3.750%, 06/30/27, totaling $13,639,483)	$13,372,000	13,372,000

Total Short-Term Investments
(Cost $13,372,000)		13,372,000

Total Investments - 100.0%
(Cost $368,313,151)		389,367,791

Other Assets, less Liabilities - (0.0)%#		(21,838)

Net Assets - 100.0%		$389,345,953

The accompanying notes are an integral part of these financial statements.

AMG River Road Mid Cap Value Fund Schedule of Portfolio Investments (continued)

*	Non-income producing security.

#	Less than (0.05)%.

[1]

Some of this security, amounting to $9,871,665 or 2.5% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

ADR  American Depositary Receipt

REIT  Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2026:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$375,995,791	—	—	$375,995,791

Short-Term Investments

Repurchase Agreements	—	$13,372,000	—	13,372,000

Total Investments in Securities	$375,995,791	$13,372,000	—	$389,367,791

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Large Cap Value Select Fund Schedule of Portfolio Investments (unaudited) April 30, 2026

	Shares	Value

Common Stocks - 99.6%

Communication Services - 7.2%

Universal Music Group, N.V. (Netherlands)	106,666	$1,123,193

The Walt Disney Co.	18,722	1,942,407

Total Communication Services		3,065,600

Consumer Discretionary - 10.6%

Amazon.com, Inc.*	8,889	2,356,118

Lithia Motors, Inc.	3,461	1,004,105

LVMH Moet Hennessy Louis Vuitton SE, ADR (France)[1]	11,013	1,168,590

Total Consumer Discretionary		4,528,813

Consumer Staples - 10.6%

BJ’s Wholesale Club Holdings, Inc.*	28,554	2,680,935

Keurig Dr Pepper, Inc.	30,035	883,029

The Kroger Co.	14,081	958,494

Total Consumer Staples		4,522,458

Financials - 29.9%

American Express Co.	6,492	2,097,240

Berkshire Hathaway, Inc., Class B*	7,158	3,390,029

Fairfax Financial Holdings, Ltd. (Canada)	1,180	2,038,167

First Citizens BancShares, Inc., Class A	787	1,561,266

The Progressive Corp.	5,664	1,140,050

Wells Fargo & Co.	10,619	873,200

Willis Towers Watson PLC (United Kingdom)	6,608	1,692,970

Total Financials		12,792,922

Health Care - 9.4%

Becton Dickinson & Co.	7,394	1,102,001

GE HealthCare Technologies, Inc.	17,070	1,038,539

Labcorp Holdings, Inc.	7,316	1,878,749

Total Health Care		4,019,289

Industrials - 15.6%

CACI International, Inc., Class A*	1,101	572,014

Carlisle Cos., Inc.	2,439	866,479

Deere & Co.	1,731	1,021,065

Delta Air Lines, Inc.	17,856	1,214,029

Lockheed Martin Corp.	1,337	692,526

	Shares	Value

Union Pacific Corp.	8,574	$2,310,522

Total Industrials		6,676,635

Materials - 8.9%

Amrize, Ltd.	27,689	1,489,115

CRH PLC (Ireland)	19,508	2,310,137

Total Materials		3,799,252

Real Estate - 3.3%

Mid-America Apartment Communities, Inc., REIT	10,934	1,412,454

Utilities - 4.1%

Constellation Energy Corp.	5,553	1,738,089

Total Common Stocks
(Cost $40,548,250)		42,555,512

	Principal Amount

Short-Term Investments - 0.5%

Joint Repurchase Agreements - 0.1%[2]

Citadel Securities LLC, dated 04/30/26, due 05/01/26, 3.710% total to be received $41,004 (collateralized by various U.S. Treasuries, 0.000% - 6.750%, 05/15/26 - 02/15/56, totaling $41,824)	$41,000	41,000

National Bank Financial, Inc., dated 04/30/26, due 05/01/26, 3.710% total to be received $3,659 (collateralized by various U.S. Treasuries, 0.000% - 4.000%, 05/01/26, totaling $3,732)	3,659	3,659

Total Joint Repurchase Agreements		44,659

Repurchase Agreements - 0.4%

Fixed Income Clearing Corp., dated 04/30/26, due 05/01/26, 3.350% total to be received $138,013 (collateralized by a U.S. Treasury Note, 3.750%, 06/30/27, totaling $140,768)	138,000	138,000

Total Short-Term Investments
(Cost $182,659)		182,659

Total Investments - 100.1%
(Cost $40,730,909)		42,738,171

Other Assets, less Liabilities - (0.1)%		(23,468)

Net Assets - 100.0%		$42,714,703

*	Non-income producing security.

[1]	Some of this security, amounting to $43,505 or 0.1% of net assets, was out on loan to various borrowers and is collateralized by cash. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG River Road Large Cap Value Select Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2026:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$42,555,512	—	—	$42,555,512

Short-Term Investments

Joint Repurchase Agreements	—	$44,659	—	44,659

Repurchase Agreements	—	138,000	—	138,000

Total Investments in Securities	$42,555,512	$182,659	—	$42,738,171

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2026

	Shares	Value

Common Stocks - 90.9%

Communication Services - 1.1%

TripAdvisor, Inc.*	669,669	$7,453,416

Yelp, Inc.*,[1]	155,419	4,289,564

Total Communication Services		11,742,980

Consumer Discretionary - 10.8%

Asbury Automotive Group, Inc.*	152,442	31,050,911

LGI Homes, Inc.*,[1]	171,742	8,410,206

Murphy USA, Inc.	50,239	29,540,532

Pursuit Attractions and Hospitality, Inc.*	524,393	22,066,458

United Parks & Resorts, Inc.*	436,441	15,384,545

Vail Resorts, Inc.[1]	85,229	10,839,424

Total Consumer Discretionary		117,292,076

Consumer Staples - 10.3%

BellRing Brands, Inc.*	337,271	6,003,424

Cal-Maine Foods, Inc.[1]	247,149	19,094,732

Dole PLC (Ireland)	1,331,538	20,212,747

Ingles Markets, Inc., Class A	266,615	24,387,274

Nomad Foods, Ltd. (United Kingdom)	694,111	6,746,759

PriceSmart, Inc.	156,850	24,612,902

The Simply Good Foods Co.*	767,556	10,262,223

Total Consumer Staples		111,320,061

Energy - 2.2%

Delek US Holdings, Inc.	513,789	23,937,429

Financials - 15.5%

Assured Guaranty, Ltd. (Bermuda)	318,497	26,084,904

Axis Capital Holdings, Ltd. (Bermuda)	192,926	19,371,700

Cannae Holdings, Inc.[1]	784,884	10,603,783

Genworth Financial, Inc.*	3,130,070	27,513,315

NMI Holdings, Inc.*	225,056	8,711,918

Radian Group, Inc.	246,289	8,824,535

Ridgepost Capital, Inc., Class A1	815,659	6,468,176

WEX, Inc.*,[1]	88,386	13,287,067

White Mountains Insurance Group, Ltd.	21,346	47,644,059

Total Financials		168,509,457

Health Care - 8.2%

Chemed Corp.	43,295	18,399,509

Embecta Corp.[1]	820,637	7,508,829

Enovis Corp.*,[1]	391,671	9,180,768

Haemonetics Corp.*	263,145	15,812,383

ICU Medical, Inc.*	125,037	14,904,410

Progyny, Inc.*	406,788	7,558,121

	Shares	Value

Teleflex, Inc.	120,288	$14,904,886

Total Health Care		88,268,906

Industrials - 24.4%

Armstrong World Industries, Inc.	50,719	8,642,010

BlueLinx Holdings, Inc.*	149,999	7,943,947

CoreCivic, Inc.*	1,905,097	38,978,285

DNOW, Inc.*	878,830	11,855,417

The GEO Group, Inc.*,[1]	353,826	6,549,319

GXO Logistics, Inc.*	649,545	37,108,506

Hub Group, Inc., Class A	252,213	11,054,496

Janus International Group, Inc.*	1,123,268	5,840,994

Maximus, Inc.	223,062	14,637,328

McGrath RentCorp	338,019	37,368,000

Science Applications International Corp.	85,554	8,279,061

Tennant Co.[1]	153,389	12,737,423

UFP Industries, Inc.	180,235	16,129,230

UniFirst Corp.	80,694	20,618,124

Verra Mobility Corp.*	695,699	10,317,216

WillScot Holdings Corp.	733,118	16,597,791

Total Industrials		264,657,147

Information Technology - 8.6%

ACI Worldwide, Inc.*	138,013	5,964,922

ePlus, Inc.	387,610	32,826,691

Ingram Micro Holding Corp.	625,643	19,251,035

Ituran Location and Control, Ltd. (Israel)	149,363	8,603,309

NCR Voyix Corp.*	390,922	2,693,452

Vontier Corp.	677,977	24,325,815

Total Information Technology		93,665,224

Materials - 2.0%

Titan America, S.A. (Belgium)[1]	1,314,512	21,676,303

Real Estate - 1.6%

Howard Hughes Holdings, Inc.*	114,359	7,121,135

Independence Realty Trust, Inc., REIT	652,980	10,650,104

Total Real Estate		17,771,239

Utilities - 6.2%

MDU Resources Group, Inc.[1]	844,868	19,034,876

Northwestern Energy Group, Inc.	259,582	18,778,162

Southwest Gas Holdings, Inc.	185,202	17,418,248

TXNM Energy, Inc.	197,526	11,665,886

Total Utilities		66,897,172

Total Common Stocks
(Cost $815,076,681)		985,737,994

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 8.9%

Joint Repurchase Agreements - 0.1%[2]

Citadel Securities LLC, dated 04/30/26, due 05/01/26, 3.710% total to be received $617,064 (collateralized by various U.S. Treasuries, 0.000% - 6.750%, 05/15/26 - 02/15/56, totaling $629,405)	$617,000	$617,000

Deutsche Bank Securities, Inc., dated 04/30/26, due 05/01/26, 3.640% total to be received $40,019 (collateralized by various U.S. Treasuries, 3.000% - 3.250%, 05/15/42 -02/15/48, totaling $40,815)	40,015	40,015

Total Joint Repurchase Agreements		657,015

	Principal Amount	Value

Repurchase Agreements - 8.8%

Fixed Income Clearing Corp., dated 04/30/26, due 05/01/26, 3.350% total to be received $95,597,895 (collateralized by a U.S. Treasury Note, 3.750%, 06/30/27, totaling $97,500,825)	$95,589,000	$95,589,000

Total Short-Term Investments
(Cost $96,246,015)		96,246,015

Total Investments - 99.8%
(Cost $911,322,696)		1,081,984,009

Other Assets, less Liabilities - 0.2%		2,394,289

Net Assets -100.0%		$1,084,378,298

*	Non-income producing security.

[1]

Some of these securities, amounting to $37,205,867 or 3.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury and U.S. Government Agency Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT  Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2026:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$985,737,994	—	—	$985,737,994

Short-Term Investments

Joint Repurchase Agreements	—	$657,015	—	657,015

Repurchase Agreements	—	95,589,000	—	95,589,000

Total Investments in Securities	$985,737,994	$96,246,015	—	$1,081,984,009

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2026

	Shares	Value

Common Stocks - 93.3%

Communication Services - 1.3%

Warner Music Group Corp., Class A	32,305	$913,262

Consumer Discretionary - 7.7%

Genuine Parts Co.	7,816	838,110

Lennar Corp., Class B1	7,101	627,586

Lithia Motors, Inc.	2,310	670,177

Restaurant Brands International, Inc. (Canada)	19,141	1,544,296

Starbucks Corp.	15,229	1,604,071

Total Consumer Discretionary		5,284,240

Consumer Staples - 7.5%

Cal-Maine Foods, Inc.[1]	11,182	863,921

Dole PLC (Ireland)	55,601	844,023

The Kroger Co.	19,178	1,305,447

PepsiCo, Inc.	6,041	957,438

Unilever PLC, Sponsored ADR (United Kingdom)	20,019	1,180,721

Total Consumer Staples		5,151,550

Energy - 11.4%

Energy Transfer LP, MLP	46,501	938,855

Enterprise Products Partners LP, MLP [1]	39,619	1,533,255

EOG Resources, Inc.	6,521	916,657

Expand Energy Corp.	3,412	348,536

Kinder Morgan, Inc.	50,732	1,667,561

The Williams Cos., Inc.	31,997	2,441,691

Total Energy		7,846,555

Financials - 13.1%

Axis Capital Holdings, Ltd. (Bermuda)	14,139	1,419,697

Chubb, Ltd. (Switzerland)	6,152	2,011,704

The PNC Financial Services Group, Inc.	10,655	2,376,065

The Progressive Corp.	8,092	1,628,758

Wells Fargo & Co.	19,255	1,583,338

Total Financials		9,019,562

Health Care - 13.0%

AbbVie, Inc.	3,815	806,186

Amgen, Inc.	2,515	870,819

Becton Dickinson & Co.	6,288	937,164

Bristol-Myers Squibb Co.	7,633	462,483

Johnson & Johnson	3,045	699,893

Medtronic PLC (Ireland)	11,851	959,576

Royalty Pharma PLC, Class A	48,782	2,443,490

Smith&NephewPLC, Sponsored ADR (United Kingdom)	30,715	950,015

	Shares	Value

Zoetis, Inc.	7,089	$815,022

Total Health Care		8,944,648

Industrials - 9.5%

Expeditors International of Washington, Inc.	4,556	673,787

Lockheed Martin Corp.	1,139	589,968

McGrath RentCorp	10,701	1,182,995

Paycom Software, Inc.	6,654	843,461

RELX PLC, Sponsored ADR (United Kingdom)[1]	30,125	1,102,274

Union Pacific Corp.	5,492	1,479,984

Watsco, Inc.[1]	1,532	670,771

Total Industrials		6,543,240

Information Technology - 10.9%

Accenture PLC, Class A (Ireland)	3,169	566,332

Avnet, Inc.	8,957	739,042

Cisco Systems, Inc.	5,043	461,435

Corning, Inc.	2,464	404,687

Micron Technology, Inc.	1,727	893,135

Microsoft Corp.	1,239	505,240

Oracle Corp.	2,551	411,706

QUALCOMM, Inc.	2,466	442,844

Salesforce, Inc.	5,622	992,452

Texas Instruments, Inc.	7,254	2,038,954

Total Information Technology		7,455,827

Materials - 7.4%

Air Products and Chemicals, Inc.	4,944	1,483,447

Amrize, Ltd.	5,863	315,312

AptarGroup, Inc.	6,898	853,145

International Flavors & Fragrances, Inc.	21,925	1,539,135

RPM International, Inc.	8,708	887,258

Total Materials		5,078,297

Real Estate - 3.6%

American Tower Corp., REIT	7,943	1,451,266

Mid-America Apartment Communities, Inc., REIT	7,864	1,015,871

Total Real Estate		2,467,137

Utilities - 7.9%

The AES Corp.	40,606	586,756

Constellation Energy Corp.	2,870	898,310

Duke Energy Corp.	9,571	1,239,923

H2O America[1]	6,788	381,418

IDACORP, Inc.[1]	7,035	1,039,351

Northwestern Energy Group, Inc.	17,276	1,249,746

Total Utilities		5,395,504

Total Common Stocks
(Cost $48,514,662)		64,099,822

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Preferred Stocks - 3.0%

Information Technology - 3.0%

Hewlett Packard Enterprise Co., 7.625%	12,352	$946,410

Oracle Corp., 6.500%	23,159	1,127,149

Total Preferred Stocks
(Cost $1,902,423)		2,073,559

	Principal Amount

Short-Term Investments - 4.6%

Joint Repurchase Agreements - 1.0%2

Citadel Securities LLC, dated 04/30/26, due 05/01/26, 3.710% total to be received $684,070 (collateralized by various U.S. Treasuries, 0.000% - 6.750%, 05/15/26 - 02/15/56, totaling $697,752)	$684,000	684,000

Deutsche Bank Securities, Inc., dated 04/30/26, due 05/01/26, 3.640% total to be received $44,603 (collateralized by various U.S. Treasuries, 3.000% - 3.250%, 05/15/42 -02/15/48, totaling $45,490)	44,598	44,598

Total Joint Repurchase Agreements		728,598

	Principal Amount	Value

Repurchase Agreements - 3.6%

Fixed Income Clearing Corp., dated 04/30/26, due 05/01/26, 3.350% total to be received $2,460,229 (collateralized by a U.S. Treasury Note, 3.750%, 06/30/27, totaling $2,509,242)	$2,460,000	$2,460,000

Total Short-Term Investments
(Cost $3,188,598)		3,188,598

Total Investments - 100.9%
(Cost $53,605,683)		69,361,979

Other Assets, less Liabilities - (0.9)%		(629,177)

Net Assets - 100.0%		$68,732,802

[1]

Some of these securities, amounting to $4,818,591 or 7.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR  American Depositary Receipt

MLP  Master Limited Partnership

REIT   Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2026:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$64,099,822	—	—	$64,099,822

Preferred Stocks†	2,073,559	—	—	2,073,559

Short-Term Investments

Joint Repurchase Agreements	—	$728,598	—	728,598

Repurchase Agreements	—	2,460,000	—	2,460,000

Total Investments in Securities	$66,173,381	$3,188,598	—	$69,361,979

†

All common stocks and preferred stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2026

	Shares	Value

Common Stocks - 98.0%

Communication Services - 0.3%

TripAdvisor, Inc.*	84,741	$943,167

Consumer Discretionary - 10.0%

LGI Homes, Inc.*	45,715	2,238,664

Lithia Motors, Inc.	28,554	8,284,086

LKQ Corp.[1]	89,796	2,835,758

Murphy USA, Inc.	13,473	7,922,124

Pursuit Attractions and Hospitality, Inc.*	130,815	5,504,695

United Parks & Resorts, Inc.*	76,912	2,711,148

Vail Resorts, Inc.[1]	28,030	3,564,855

Total Consumer Discretionary		33,061,330

Consumer Staples - 11.8%

BellRing Brands, Inc.*	115,795	2,061,151

BJ’s Wholesale Club Holdings, Inc.*	123,660	11,610,438

Cal-Maine Foods, Inc.[1]	68,278	5,275,158

Dole PLC (Ireland)	173,856	2,639,134

Ingles Markets, Inc., Class A	43,479	3,977,024

Nomad Foods, Ltd. (United Kingdom)	201,238	1,956,033

PriceSmart, Inc.	27,502	4,315,614

The Simply Good Foods Co.*	167,352	2,237,496

Sprouts Farmers Market, Inc.*,[1]	57,804	4,731,258

Total Consumer Staples		38,803,306

Energy - 4.7%

Delek US Holdings, Inc.	107,859	5,025,151

HF Sinclair Corp.	50,821	3,415,679

Ovintiv, Inc.	16,823	1,035,456

Permian Resources Corp., Class A	281,205	6,079,652

Total Energy		15,555,938

Financials - 13.8%

Assured Guaranty, Ltd. (Bermuda)	90,001	7,371,082

Axis Capital Holdings, Ltd. (Bermuda)	41,193	4,136,189

Cannae Holdings, Inc.	113,556	1,534,141

CNA Financial Corp.[1]	67,553	3,258,081

Genworth Financial, Inc.*	827,719	7,275,650

Radian Group, Inc.	74,955	2,685,638

Ridgepost Capital, Inc., Class A	112,719	893,862

WEX, Inc.*	25,269	3,798,689

White Mountains Insurance Group, Ltd.	6,480	14,463,295

Total Financials		45,416,627

Health Care - 12.8%

BioMarin Pharmaceutical, Inc.*	71,300	3,843,783

Chemed Corp.	13,166	5,595,287

	Shares	Value

The Cooper Cos., Inc.*	112,175	$7,055,807

Embecta Corp.[1]	156,450	1,431,517

Enovis Corp.*	76,596	1,795,410

Haemonetics Corp.*	74,740	4,491,127

ICON PLC (Ireland)*	41,899	4,957,909

ICU Medical, Inc.*	37,538	4,474,530

Smith & Nephew PLC, Sponsored ADR (United Kingdom)	160,727	4,971,286

Teleflex, Inc.	28,903	3,581,371

Total Health Care		42,198,027

Industrials - 24.5%

Armstrong World Industries, Inc.	16,828	2,867,323

CACI International, Inc., Class A*	4,984	2,589,387

CNH Industrial, N.V. (United Kingdom)	134,562	1,441,159

CoreCivic, Inc.*	472,809	9,673,672

DNOW, Inc.*	222,713	3,004,398

GXO Logistics, Inc.*	175,278	10,013,632

Hub Group, Inc., Class A	44,607	1,955,125

Huntington Ingalls Industries, Inc.	10,316	3,758,016

Janus International Group, Inc.*	154,157	801,617

Maximus, Inc.	37,472	2,458,913

McGrath RentCorp	96,449	10,662,437

Owens Corning	31,030	3,827,240

Paycom Software, Inc.	28,963	3,671,350

Rentokil Initial PLC, Sponsored ADR (United Kingdom)	163,206	5,527,787

Science Applications International Corp.	27,101	2,622,564

UFP Industries, Inc.	48,215	4,314,760

UniFirst Corp.	15,639	3,995,921

Verra Mobility Corp.*	150,140	2,226,576

WESCO International, Inc.	5,743	2,004,996

WillScot Holdings Corp.	144,166	3,263,918

Total Industrials		80,680,791

Information Technology - 6.6%

ePlus, Inc.	84,842	7,185,269

Ingram Micro Holding Corp.	105,524	3,246,974

TD SYNNEX Corp.	19,048	4,346,373

Vontier Corp.	195,164	7,002,484

Total Information Technology		21,781,100

Materials - 5.3%

AptarGroup, Inc.	67,597	8,360,397

International Flavors & Fragrances, Inc.	83,996	5,896,519

Titan America, S.A. (Belgium)	187,741	3,095,849

Total Materials		17,352,765

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Real Estate - 3.1%

Howard Hughes Holdings, Inc.*	15,148	$943,266

Mid-America Apartment Communities, Inc., REIT	45,586	5,888,800

Rayonier, Inc., REIT	153,121	3,247,696

Total Real Estate		10,079,762

Utilities - 5.1%

MDU Resources Group, Inc.[1]	205,254	4,624,373

Northwestern Energy Group, Inc.	35,447	2,564,236

Southwest Gas Holdings, Inc.	46,587	4,381,507

Talen Energy Corp.*	3,614	1,345,926

UGI Corp.	108,617	3,919,987

Total Utilities		16,836,029

Total Common Stocks
(Cost $268,738,843)		322,708,842

	Principal Amount

Short-Term Investments - 2.2%

Joint Repurchase Agreements - 0.0%#,[2]

Citadel Securities LLC, dated 04/30/26, due 05/01/26, 3.710% total to be received $6,001 (collateralized by various U.S. Treasuries, 0.000% - 6.750%, 05/15/26 - 02/15/56, totaling $6,121)	$6,000	6,000

	Principal Amount	Value

Deutsche Bank Securities, Inc., dated 04/30/26, due 05/01/26, 3.640% total to be received $1,379 (collateralized by various U.S. Treasuries, 3.000% - 3.250%, 05/15/42 -02/15/48, totaling $1,407)	$1,379	$1,379

Total Joint Repurchase Agreements		7,379

Repurchase Agreements - 2.2%

Fixed Income Clearing Corp., dated 04/30/26, due 05/01/26, 3.350% total to be received $7,358,685 (collateralized by a U.S. Treasury Note, 3.750%, 06/30/27, totaling $7,505,174)	7,358,000	7,358,000

Total Short-Term Investments
(Cost $7,365,379)		7,365,379

Total Investments - 100.2%
(Cost $276,104,222)		330,074,221

Other Assets, less Liabilities - (0.2)%		(754,649)

Net Assets - 100.0%		$329,319,572

*	Non-income producing security.

#	Less than 0.05%.

[1]

Some of these securities, amounting to $14,516,415 or 4.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury and U.S. Government Agency Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2026:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$322,708,842	—	—	$322,708,842

Short-Term Investments

Joint Repurchase Agreements	—	$7,379	—	7,379

Repurchase Agreements	—	7,358,000	—	7,358,000

Total Investments in Securities	$322,708,842	$7,365,379	—	$330,074,221

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2026, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Schedule of Portfolio Investments (unaudited) April 30, 2026

	Shares	Value
Common Stocks - 99.0%

Communication Services - 3.0%

Universal Music Group, N.V. (Netherlands)	137,666	$1,449,623

Consumer Discretionary - 6.7%

Lithia Motors, Inc.	6,992	2,028,519

LVMH Moet Hennessy Louis Vuitton SE, ADR (France)	11,192	1,187,583

Total Consumer Discretionary		3,216,102

Consumer Staples - 13.3%

BJ’s Wholesale Club Holdings, Inc.*	23,512	2,207,542

The Kroger Co.	28,022	1,907,458

Sprouts Farmers Market, Inc.*,[1]	15,731	1,287,582

Unilever PLC, Sponsored ADR (United Kingdom)	16,587	978,301

Total Consumer Staples		6,380,883

Energy - 2.0%

Delek US Holdings, Inc.	20,270	944,379

Financials - 24.8%

American Express Co.	5,423	1,751,900

Assured Guaranty, Ltd. (Bermuda)	17,403	1,425,306

Berkshire Hathaway, Inc., Class B*	6,068	2,873,805

Fairfax Financial Holdings, Ltd. (Canada)	802	1,385,262

London Stock Exchange Group PLC, Sponsored ADR (United Kingdom)	39,669	1,293,011

The Progressive Corp.	8,161	1,642,646

Willis Towers Watson PLC (United Kingdom)	5,903	1,512,349

Total Financials		11,884,279

Health Care - 14.5%

The Cooper Cos., Inc.*	25,011	1,573,192

GE HealthCare Technologies, Inc.	24,698	1,502,626

Labcorp Holdings, Inc.	3,953	1,015,131

Smith&NephewPLC, Sponsored ADR (United Kingdom)	60,285	1,864,615

Teleflex, Inc.	8,054	997,971

Total Health Care		6,953,535

	Shares	Value

Industrials - 15.4%

GXO Logistics, Inc.*	31,381	$1,792,796

McGrath RentCorp	17,096	1,889,963

Paycom Software, Inc.	9,433	1,195,727

StandardAero, Inc.*	51,577	1,282,204

Verra Mobility Corp.*	81,526	1,209,031

Total Industrials		7,369,721

Materials - 12.3%

Amrize, Ltd.	32,646	1,755,702

AptarGroup, Inc.	14,891	1,841,719

CRH PLC (Ireland)	19,369	2,293,677

Total Materials		5,891,098

Real Estate - 3.8%

Mid-America Apartment Communities, Inc., REIT	14,054	1,815,496

Utilities - 3.2%

Constellation Energy Corp.	4,860	1,521,180
Total Common Stocks
(Cost $43,030,549)		47,426,296

	Principal Amount
Short-Term Investments - 0.9%

Repurchase Agreements - 0.9%

Fixed Income Clearing Corp., dated 04/30/26, due 05/01/26, 3.350% total to be received $405,038 (collateralized by a U.S. Treasury Note, 3.750%, 06/30/27, totaling $413,100)	$405,000	405,000

Total Short-Term Investments
(Cost $405,000)		405,000

Total Investments - 99.9%
(Cost $43,435,549)		47,831,296

Other Assets, less Liabilities - 0.1%		56,677

Net Assets - 100.0%		$47,887,973

*	Non-income producing security.
[1]

Some of this security, amounting to $163,864 or 0.3% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2026:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$47,426,296	—	—	$47,426,296

Short-Term Investments

Repurchase Agreements	—	$405,000	—	405,000

Total Investments in Securities	$47,426,296	$405,000	—	$47,831,296

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For	the six months ended April 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) April 30, 2026

	AMG River Road Mid Cap Value Fund	AMG River Road Large Cap Value Select Fund	AMG River Road Small Cap Value Fund

Assets:

Investments at value[1] (including securities on loan valued at $9,871,665, $43,505, and $37,205,867, respectively)	$389,367,791	$42,738,171	$1,081,984,009

Cash	634	768	3,266

Receivable for investments sold	—	—	6,057,328

Dividend and interest receivables	344,984	50,944	233,162

Securities lending income receivable	1,090	197	6,894

Receivable for Fund shares sold	55,258	1,394	437,765

Receivable from Affiliate	7,137	6,965	—

Prepaid expenses and other assets	33,027	15,495	52,546

Total assets	389,809,921	42,813,934	1,088,774,970

Liabilities:

Payable upon return of securities loaned	—	44,659	657,015

Payable for Fund shares repurchased	112,882	3,429	2,683,655

Accrued expenses:

Investment advisory and management fees	178,615	12,501	708,618

Administrative fees	47,843	5,358	132,866

Distribution fees	39,938	1,029	8,897

Shareholder service fees	22,124	1,770	77,613

Other	62,566	30,485	128,008

Total liabilities	463,968	99,231	4,396,672

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$389,345,953	$42,714,703	$1,084,378,298

[1] Investments at cost	$368,313,151	$40,730,909	$911,322,696

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG River Road Mid Cap Value Fund	AMG River Road Large Cap Value Select Fund	AMG River Road Small Cap Value Fund

Net Assets Represent:

Paid-in capital	$345,396,278	$39,423,744	$889,891,545

Total distributable earnings/(accumulated losses)	43,949,675	3,290,959	194,486,753

Net Assets	$389,345,953	$42,714,703	$1,084,378,298

Class N:

Net Assets	$192,813,974	$4,690,743	$43,187,669

Shares outstanding	9,746,687	246,647	2,942,688

Net asset value, offering and redemption price per share	$19.78	$19.02	$14.68

Class I:

Net Assets	$151,994,556	$38,023,960	$1,032,142,456

Shares outstanding	6,964,840	1,985,399	66,972,371

Net asset value, offering and redemption price per share	$21.82	$19.15	$15.41

Class Z:

Net Assets	$44,537,423	—	$9,048,173

Shares outstanding	2,057,942	—	585,444

Net asset value, offering and redemption price per share	$21.64	—	$15.46

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG River Road Dividend All Cap Value Fund	AMG River Road Small-Mid Cap Value Fund	AMG River Road Focused Absolute Value Fund

Assets:

Investments at value[1] (including securities on loan valued at $4,818,591, $14,516,415, and $163,864, respectively)	$69,361,979	$330,074,221	$47,831,296

Cash	593	834	648

Receivable for investments sold	—	78,630	240,412

Dividend and interest receivables	132,447	177,281	84,198

Securities lending income receivable	652	2,037	107

Receivable for Fund shares sold	54,659	143,409	3,718

Receivable from Affiliate	10,186	—	9,114

Prepaid expenses and other assets	22,215	38,148	21,129

Total assets	69,582,731	330,514,560	48,190,622

Liabilities:

Payable upon return of securities loaned	728,598	7,379	—

Payable for investments purchased	—	778,157	241,252

Payable for Fund shares repurchased	34,989	96,534	—

Accrued expenses:

Investment advisory and management fees	27,179	201,332	23,826

Administrative fees	8,154	40,266	5,956

Distribution fees	4,576	3,243	402

Shareholder service fees	2,008	12,876	1,506

Other	44,425	55,201	29,707

Total liabilities	849,929	1,194,988	302,649

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$68,732,802	$329,319,572	$47,887,973

[1] Investments at cost	$53,605,683	$276,104,222	$43,435,549

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG River Road Dividend All Cap Value Fund	AMG River Road Small-Mid Cap Value Fund	AMG River Road Focused Absolute Value Fund

Net Assets Represent:

Paid-in capital	$52,601,956	$262,193,141	$39,657,731

Total distributable earnings/(accumulated losses)	16,130,846	67,126,431	8,230,242

Net Assets	$68,732,802	$329,319,572	$47,887,973

Class N:

Net Assets	$23,811,397	$15,882,048	$1,939,379

Shares outstanding	4,420,458	1,617,790	152,071

Net asset value, offering and redemption price per share	$5.39	$9.82	$12.75

Class I:

Net Assets	$39,726,991	$273,787,530	$43,446,910

Shares outstanding	7,405,554	26,718,792	3,407,673

Net asset value, offering and redemption price per share	$5.36	$10.25	$12.75

Class Z:

Net Assets	$5,194,414	$39,649,994	$2,501,684

Shares outstanding	967,885	3,863,094	196,275

Net asset value, offering and redemption price per share	$5.37	$10.26	$12.75

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended April 30, 2026

	AMG River Road Mid Cap Value Fund	AMG River Road Large Cap Value Select Fund	AMG River Road Small Cap Value Fund

Investment Income:

Dividend income	$2,355,610	$333,544 [1]	$5,797,690

Interest income	202,156	18,598	1,629,755

Securities lending income	40,109	11,909	82,054

Foreign withholding tax	(19,543)	(7,034)	(77,417)

Total investment income	2,578,332	357,017	7,432,082

Expenses:

Investment advisory and management fees	1,044,412	79,703	4,282,191

Administrative fees	279,753	34,158	802,911

Distribution fees - Class N	248,460	6,852	56,264

Shareholder servicing fees - Class N	99,384	2,741	22,505

Shareholder servicing fees - Class I	32,869	8,613	445,964

Professional fees	27,452	20,202	53,066

Reports to shareholders	25,783	6,973	53,798

Registration fees	25,729	14,825	43,962

Custodian fees	20,248	11,161	43,819

Trustee fees and expenses	14,973	1,978	45,457

Transfer agent fees	11,934	4,540	19,784

Miscellaneous	7,781	1,776	22,245

Total expenses before offsets	1,838,778	193,522	5,891,966

Expense reimbursements	(40,649)	(38,682)	—

Expense reductions	(4,278)	(1,679)	(18,084)

Net expenses	1,793,851	153,161	5,873,882

Net investment income	784,481	203,856	1,558,200

Net Realized and Unrealized Gain:

Net realized gain on investments	22,327,095	1,408,216	24,522,876

Net change in unrealized appreciation/(depreciation) on investments	(3,107,054)	(267,162)	30,853,005

Net realized and unrealized gain	19,220,041	1,141,054	55,375,881

Net increase in net assets resulting from operations	$20,004,522	$1,344,910	$56,934,081

[1]	Includes non-recurring dividends of $63,329.

The accompanying notes are an integral part of these financial statements.

Statement of Operations (continued)

	AMG River Road Dividend All Cap Value Fund	AMG River Road Small-Mid Cap Value Fund	AMG River Road Focused Absolute Value Fund

Investment Income:

Dividend income	$861,145 [1]	$2,197,147	$449,106 [2]

Interest income	9,652	187,902	11,512

Securities lending income	9,737	61,504	27,113

Foreign withholding tax	(5,001)	(2,515)	(7,470)

Total investment income	875,533	2,444,038	480,261

Expenses:

Investment advisory and management fees	164,177	1,296,693	149,459

Administrative fees	49,253	259,339	37,365

Distribution fees - Class N	26,551	21,031	2,495

Shareholder servicing fees - Class N	4,248	5,048	399

Shareholder servicing fees - Class I	7,927	78,961	9,063

Registration fees	20,224	24,301	17,752

Professional fees	18,683	26,367	17,294

Custodian fees	11,347	20,597	11,047

Reports to shareholders	9,335	14,669	5,151

Trustee fees and expenses	2,827	14,854	2,200

Transfer agent fees	2,289	6,793	1,472

Interest expense	—	1,059	420

Miscellaneous	3,181	7,497	2,229

Total expenses before offsets	320,042	1,777,209	256,346

Expense reimbursements	(58,035)	—	(49,673)

Expense reductions	(552)	(2,511)	(351)

Net expenses	261,455	1,774,698	206,322

Net investment income	614,078	669,340	273,939

Net Realized and Unrealized Gain:

Net realized gain on investments	6,285,192	13,122,766	3,638,167

Net change in unrealized appreciation/(depreciation) on investments	1,191,627	6,005,463	(2,625,871)

Net realized and unrealized gain	7,476,819	19,128,229	1,012,296

Net increase in net assets resulting from operations	$8,090,897	$19,797,569	$1,286,235

1 Includes non-recurring dividends of $113,387.

2 Includes non-recurring dividends of $ 129,762.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended April 30, 2026 (unaudited) and the fiscal year ended October 31, 2025

	AMG River Road Mid Cap Value Fund		AMG River Road Large Cap Value Select Fund		AMG River Road Small Cap Value Fund

	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025

Increase in Net Assets Resulting From Operations:

Net investment income	$784,481	$1,069,045	$203,856	$426,886	$1,558,200	$2,952,580

Net realized gain on investments	22,327,095	46,658,062	1,408,216	5,304,934	24,522,876	115,326,663

Net change in unrealized appreciation/(depreciation) on investments	(3,107,054)	(21,222,526)	(267,162)	(3,646,785)	30,853,005	(52,468,270)

Net increase in net assets resulting from operations	20,004,522	26,504,581	1,344,910	2,085,035	56,934,081	65,810,973

Distributions to Shareholders:

Class N	(24,782,632)	(31,102,845)	(570,727)	(234,625)	(4,466,331)	(3,859,661)

Class I	(12,782,174)	(10,535,148)	(4,232,131)	(1,801,291)	(94,681,557)	(83,728,561)

Class Z	(4,933,177)	(1,008,452)	—	—	(1,025,407)	(323,202)

Total distributions to shareholders	(42,497,983)	(42,646,445)	(4,802,858)	(2,035,916)	(100,173,295)	(87,911,424)

Capital Share Transactions:[1]

Net increase/(decrease) from capital share transactions	70,991,880	19,049,005	(636,066)	648,094	34,486,756	29,450,808

Total increase/(decrease) in net assets	48,498,419	2,907,141	(4,094,014)	697,213	(8,752,458)	7,350,357

Net Assets:

Beginning of period	340,847,534	337,940,393	46,808,717	46,111,504	1,093,130,756	1,085,780,399

End of period	$389,345,953	$340,847,534	$42,714,703	$46,808,717	$1,084,378,298	$1,093,130,756

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued) For the six months ended April 30, 2026 (unaudited) and the fiscal year ended October 31, 2025

	AMG River Road Dividend All Cap Value Fund		AMG River Road Small-Mid Cap Value Fund		AMG River Road Focused Absolute Value Fund

	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025

Increase in Net Assets Resulting From Operations:

Net investment income	$614,078	$1,382,426	$669,340	$1,699,085	$273,939	$515,136

Net realized gain on investments	6,285,192	15,573,511	13,122,766	17,066,666	3,638,167	6,043,923

Net change in unrealized appreciation/(depreciation) on investments	1,191,627	(15,370,572)	6,005,463	(738,073)	(2,625,871)	(1,361,247)

Net increase in net assets resulting from operations	8,090,897	1,585,365	19,797,569	18,027,678	1,286,235	5,197,812

Distributions to Shareholders:

Class N	(4,408,743)	(12,351,089)	(818,748)	(1,822,369)	(235,739)	(271,346)

Class I	(8,555,634)	(26,021,271)	(14,459,632)	(23,312,264)	(5,498,133)	(6,199,199)

Class Z	(984,842)	(1,918,519)	(1,758,510)	(3,089,951)	(295,682)	(293,776)

Total distributions to shareholders	(13,949,219)	(40,290,879)	(17,036,890)	(28,224,584)	(6,029,554)	(6,764,321)

Capital Share Transactions:1

Net increase/(decrease) from capital share transactions	8,257,504	19,734,969	(21,472,476)	38,392,362	1,475,201	3,668,280

Total increase/(decrease) in net assets	2,399,182	(18,970,545)	(18,711,797)	28,195,456	(3,268,118)	2,101,771

Net Assets:	66,333,620	85,304,165	348,031,369	319,835,913	51,156,091	49,054,320

Beginning of period	$68,732,802	$66,333,620	$329,319,572	$348,031,369	$47,887,973	$51,156,091

End of period

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG River Road Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class N		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$21.17	$22.38	$17.43	$17.74	$19.43	$29.75

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.03	0.05	0.06	0.02	0.17 [3]	0.02 [4]

Net realized and unrealized gain/(loss) on investments	1.31	1.64	4.97	1.21	(1.22)	11.69

Total income/(loss) from investment operations	1.34	1.69	5.03	1.23	(1.05)	11.71

Less Distributions to Shareholders from:

Net investment income	(0.03)	(0.07)	(0.03)	(0.16)	(0.04)	(0.02)

Net realized gain on investments	(2.70)	(2.83)	(0.05)	(1.38)	(0.60)	(22.01)

Total distributions to shareholders	(2.73)	(2.90)	(0.08)	(1.54)	(0.64)	(22.03)

Net Asset Value, End of Period	$19.78	$21.17	$22.38	$17.43	$17.74	$19.43

Total Return[2,5]	6.15%[6]	7.79%	28.92%	7.39%	(5.67)%	50.65%

Ratio of net expenses to average net assets[7]	1.11%[8]	1.10%	1.11%[9]	1.10%	1.09%	1.13%

Ratio of gross expenses to average net assets[10]	1.13%[8]	1.14%	1.14%	1.13%	1.11%	1.18%

Ratio of net investment income to average net assets[2]	0.27%[8]	0.21%	0.29%	0.13%	0.90%	0.08%

Portfolio turnover	66%[6]	93%	77%	75%	71%	149%

Net assets end of period (000’s) omitted	$192,814	$195,144	$244,184	$220,480	$227,513	$287,165

The accompanying notes are an integral part of these financial statements.

AMG River Road Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$23.13	$24.19	$18.84	$19.05	$20.82	$30.68

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.06	0.12	0.13	0.08	0.24 [3]	0.09 [4]

Net realized and unrealized gain/(loss) on investments	1.44	1.78	5.35	1.31	(1.32)	12.16

Total income/(loss) from investment operations	1.50	1.90	5.48	1.39	(1.08)	12.25

Less Distributions to Shareholders from:

Net investment income	(0.11)	(0.13)	(0.08)	(0.22)	(0.09)	(0.10)

Net realized gain on investments	(2.70)	(2.83)	(0.05)	(1.38)	(0.60)	(22.01)

Total distributions to shareholders	(2.81)	(2.96)	(0.13)	(1.60)	(0.69)	(22.11)

Net Asset Value, End of Period	$21.82	$23.13	$24.19	$18.84	$19.05	$20.82

Total Return[2,5]	6.30%[6]	8.10%	29.27%	7.72%	(5.41)%	51.11%

Ratio of net expenses to average net assets[7]	0.81%[8]	0.80%	0.81%[9]	0.80%	0.80%	0.87%

Ratio of gross expenses to average net assets[10]	0.83%[8]	0.84%	0.84%	0.83%	0.82%	0.92%

Ratio of net investment income to average net assets[2]	0.57%[8]	0.51%	0.59%	0.43%	1.19%	0.34%

Portfolio turnover	66%[6]	93%	77%	75%	71%	149%

Net assets end of period (000’s) omitted	$151,995	$106,417	$85,569	$78,562	$74,094	$112,741

The accompanying notes are an integral part of these financial statements.

AMG River Road Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class Z		2025	2024		2023	2022	2021

Net Asset Value, Beginning of Period	$22.96	$24.04	$18.71		$18.94	$20.71	$30.63

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.07	0.13	0.14		0.09	0.24 [3]	0.10 [4]

Net realized and unrealized gain/(loss) on investments	1.43	1.77	5.33		1.29	(1.29)	12.13

Total income/(loss) from investment operations	1.50	1.90	5.47		1.38	(1.05)	12.23

Less Distributions to Shareholders from:

Net investment income	(0.12)	(0.15)	(0.09)		(0.23)	(0.12)	(0.14)

Net realized gain on investments	(2.70)	(2.83)	(0.05)		(1.38)	(0.60)	(22.01)

Total distributions to shareholders	(2.82)	(2.98)	(0.14)		(1.61)	(0.72)	(22.15)

Net Asset Value, End of Period	$21.64	$22.96	$24.04		$18.71	$18.94	$20.71

Total Return[2,5]	6.35%[6]	8.17%	29.37%		7.73%	(5.34)%	51.18%

Ratio of net expenses to average net assets[7]	0.76%[8]	0.75%	0.76	%9	0.75%	0.75%	0.80%

Ratio of gross expenses to average net assets[10]	0.78%[8]	0.79%	0.79%		0.78%	0.77%	0.85%

Ratio of net investment income to average net assets[2]	0.62%[8]	0.56%	0.64%		0.48%	1.24%	0.41%

Portfolio turnover	66%[6]	93%	77%		75%	71%	149%

Net assets end of period (000’s) omitted	$44,537	$39,287	$8,187		$6,853	$7,221	$8,237

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.05, $0.11 and $0.11 for Class N, Class I and Class Z, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.02), $0.05 and $0.06 for ClassN,ClassIand ClassZ, respectively.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2026, 0.01%, less than 0.01%, 0.01%, 0.01% and less than 0.01% for the fiscal years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.

[8]	Annualized.

[9]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG River Road Large Cap Value Select Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class N		2025	2024		2023	2022	2021

Net Asset Value, Beginning of Period	$20.55	$20.56	$15.15		$14.08	$15.45	$13.73

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.06 [3]	0.12	0.11		0.10	0.22 [4]	0.01

Net realized and unrealized gain/(loss) on investments	0.57	0.72	5.41		1.22	(1.59)	4.27

Total income/(loss) from investment operations	0.63	0.84	5.52		1.32	(1.37)	4.28

Less Distributions to Shareholders from:

Net investment income	(0.13)	(0.11)	(0.11)		(0.25)	—	(2.56)

Net realized gain on investments	(2.03)	(0.74)	—		—	—	—

Total distributions to shareholders	(2.16)	(0.85)	(0.11)		(0.25)	—	(2.56)

Net Asset Value, End of Period	$19.02	$20.55	$20.56		$15.15	$14.08	$15.45

Total Return[2,5]	2.65%[6]	4.09%	36.62%		9.50%	(8.87)%	33.53%

Ratio of net expenses to average net assets[7]	0.95%[8]	0.95%	0.95	%9	0.95%	0.95%	1.00%

Ratio of gross expenses to average net assets[10]	1.12%[8]	1.10%	1.15%		1.18%	1.07%	1.14%

Ratio of net investment income to average net assets[2]	0.62%[8]	0.59%	0.60%		0.64%	1.51%	0.08%

Portfolio turnover	51%[6]	115%	106%		77%	91%	256%

Net assets end of period (000’s) omitted	$4,691	$5,803	$5,291		$3,373	$3,683	$4,623

The accompanying notes are an integral part of these financial statements.

AMG River Road Large Cap Value Select Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$20.72	$20.71	$15.26	$14.19	$15.58	$13.80

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.09 [3]	0.19	0.17	0.14	0.27 [4]	0.06

Net realized and unrealized gain/(loss) on investments	0.57	0.72	5.44	1.23	(1.60)	4.29

Total income/(loss) from investment operations	0.66	0.91	5.61	1.37	(1.33)	4.35

Less Distributions to Shareholders from:

Net investment income	(0.20)	(0.16)	(0.16)	(0.30)	(0.06)	(2.57)

Net realized gain on investments	(2.03)	(0.74)	—	—	—	—

Total distributions to shareholders	(2.23)	(0.90)	(0.16)	(0.30)	(0.06)	(2.57)

Net Asset Value, End of Period	$19.15	$20.72	$20.71	$15.26	$14.19	$15.58

Total Return[2,5]	2.79%[6]	4.41%	37.06%	9.83%	(8.55)%	33.93%

Ratio of net expenses to average net assets[7]	0.64%[8]	0.64%	0.63%[9]	0.63%	0.63%	0.69%

Ratio of gross expenses to average net assets[10]	0.81%[8]	0.79%	0.83%	0.86%	0.75%	0.83%

Ratio of net investment income to average net assets[2]	0.93%[8]	0.90%	0.92%	0.96%	1.83%	0.39%

Portfolio turnover	51%[6]	115%	106%	77%	91%	256%

Net assets end of period (000’s) omitted	$38,024	$41,006	$40,820	$28,831	$30,519	$36,900

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.03 and $0.06 for Class N and Class I, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.08 and $0.13 for Class N and Class I, respectively.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2026 and for each of the fiscal years ended October 31, 2025, 2024, 2023, 2022 and 2021.

[8]	Annualized.

[9]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class N		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$15.38	$15.78	$13.94	$14.26	$15.45	$10.76

Income/(loss) from Investment Operations:

Net investment income/(loss)[1,2]	0.00 [3]	0.00 [3]	0.03	(0.00)[4]	(0.09)	(0.09)

Net realized and unrealized gain on investments	0.81	0.91	2.51	0.20	0.06	4.78

Total income/(loss) from investment operations	0.81	0.91	2.54	0.20	(0.03)	4.69

Less Distributions to Shareholders from:

Net investment income	(0.01)	(0.03)	—	—	—	—

Net realized gain on investments	(1.50)	(1.28)	(0.70)	(0.52)	(1.16)	—

Total distributions to shareholders	(1.51)	(1.31)	(0.70)	(0.52)	(1.16)	—

Net Asset Value, End of Period	$14.68	$15.38	$15.78	$13.94	$14.26	$15.45

Total Return[2,5]	5.36%[6]	5.51%	18.69%	1.58%	(0.35)%	43.59%

Ratio of net expenses to average net assets[7]	1.35%[8]	1.34%	1.37%	1.35%	1.35%	1.33%

Ratio of gross expenses to average net assets[9]	1.35%[8]	1.35%	1.37%	1.35%	1.35%	1.35%

Ratio of net investment income (loss) to average net assets[2]	0.04%[8]	0.02%	0.19%	(0.01)%	(0.60)%	(0.61)%

Portfolio turnover	16%[6]	42%	42%	25%	33%	39%

Net assets end of period (000’s) omitted	$43,188	$46,884	$46,396	$41,927	$37,265	$34,246

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$16.10	$16.46	$14.48	$14.76	$15.91	$11.05

Income/(loss) from Investment Operations:

Net investment income/(loss)[1,2]	0.02	0.05	0.07	0.04	(0.05)	(0.05)

Net realized and unrealized gain on investments	0.84	0.94	2.62	0.20	0.06	4.91

Total income from investment operations	0.86	0.99	2.69	0.24	0.01	4.86

Less Distributions to Shareholders from:

Net investment income	(0.05)	(0.07)	(0.01)	—	—	(0.00)[4]

Net realized gain on investments	(1.50)	(1.28)	(0.70)	(0.52)	(1.16)	—

Total distributions to shareholders	(1.55)	(1.35)	(0.71)	(0.52)	(1.16)	(0.00)[4]

Net Asset Value, End of Period	$15.41	$16.10	$16.46	$14.48	$14.76	$15.91

Total Return[2,5]	5.45%[6]	5.78%	19.02%	1.81%	(0.07)%	43.99%

Ratio of net expenses to average net assets[7]	1.09%[8]	1.08%	1.11%	1.09%	1.09%	1.07%

Ratio of gross expenses to average net assets[9]	1.09%[8]	1.09%	1.11%	1.09%	1.09%	1.09%

Ratio of net investment income (loss) to average net assets[2]	0.30%[8]	0.28%	0.45%	0.25%	(0.34)%	(0.35)%

Portfolio turnover	16%[6]	42%	42%	25%	33%	39%

Net assets end of period (000’s) omitted	$1,032,142	$1,035,718	$1,035,498	$830,022	$819,940	$835,473

The accompanying notes are an integral part of these financial statements.

AMG River Road Small Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class Z		2025	2024	2023	2022		2021

Net Asset Value, Beginning of Period	$16.15	$16.50	$14.52	$14.78	$15.92		$11.05

Income/(loss) from Investment Operations:

Net investment income/(loss)[1,2]	0.03	0.06	0.08	0.05	(0.04)		(0.04)

Net realized and unrealized gain on investments	0.85	0.96	2.62	0.21	0.06		4.92

Total income from investment operations	0.88	1.02	2.70	0.26	0.02		4.88

Less Distributions to Shareholders from:

Net investment income	(0.07)	(0.09)	(0.02)	—	—		(0.01)

Net realized gain on investments	(1.50)	(1.28)	(0.70)	(0.52)	(1.16)		—

Total distributions to shareholders	(1.57)	(1.37)	(0.72)	(0.52)	(1.16)		(0.01)

Net Asset Value, End of Period	$15.46	$16.15	$16.50	$14.52	$14.78		$15.92

Total Return[2,5]	5.53%[6]	5.92%	19.07%	1.94%	(0.00	)%10	44.17%

Ratio of net expenses to average net assets[7]	1.00%[8]	0.99%	1.02%	1.00%	1.00%		0.98%

Ratio of gross expenses to average net assets[9]	1.00%[8]	1.00%	1.02%	1.00%	1.00%		1.00%

Ratio of net investment income (loss) to average net assets[2]	0.39%[8]	0.37%	0.54%	0.34%	(0.25)%		(0.26)%

Portfolio turnover	16%[6]	42%	42%	25%	33%		39%

Net assets end of period (000’s) omitted	$9,048	$10,529	$3,886	$10,457	$9,792		$7,911

1	Per share numbers have been calculated using average shares.

2	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

3	Less than $0.005 per share.

4	Less than $(0.005) per share.

5	The total return is calculated using the published Net Asset Value as of period end.

6	Not annualized.

7

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2026, 0.01%, less than 0.01%, less than 0.01%, less than 0.01%, and 0.02% for the fiscal years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.

8	Annualized.

9

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

10	Less than (0.005)%.

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class N		2025		2024	2023	2022	2021

Net Asset Value, Beginning of Period	$6.02	$10.81		$8.63	$10.70	$13.28	$10.02

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.053	0.11		0.14	0.20	0.18	0.19

Net realized and unrealized gain/(loss) on investments	0.61	0.04		2.55	(0.88)	(0.29)	3.27

Total income/(loss) from investment operations	0.66	0.15		2.69	(0.68)	(0.11)	3.46

Less Distributions to Shareholders from:

Net investment income	(0.16)	(0.36)		(0.26)	(0.23)	(0.27)	(0.20)

Net realized gain on investments	(1.13)	(4.58)		(0.25)	(1.16)	(2.20)	—

Total distributions to shareholders	(1.29)	(4.94)		(0.51)	(1.39)	(2.47)	(0.20)

Net Asset Value, End of Period	$5.39	$6.02		$10.81	$8.63	$10.70	$13.28

Total Return[2,4]	12.91%[5]	1.63%		31.94%	(7.50)%	(1.34)%	34.74%

Ratio of net expenses to average net assets6	0.97%[7]	0.96	%8	0.97%[8]	0.97%[9]	1.03%	1.06%

Ratio of gross expenses to average net assets[10]	1.15%[7]	1.11%		1.12%	1.02%	1.07%	1.09%

Ratio of net investment income to average net assets2	1.70%[7]	1.74%		1.48%	2.10%	1.61%	1.51%

Portfolio turnover	23%[5]	38%		26%	25%	30%	20%

Net assets end of period (000’s) omitted	$23,811	$21,470		$26,734	$28,325	$36,432	$43,430

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)		For the fiscal years ended October 31,
Class I			2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$6.00		$10.79	$8.62	$10.68	$13.27	$10.01

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.053		0.13	0.16	0.23	0.21	0.22

Net realized and unrealized gain/(loss) on investments	0.61		0.04	2.54	(0.88)	(0.30)	3.27

Total income/(loss) from investment operations	0.66		0.17	2.70	(0.65)	(0.09)	3.49

Less Distributions to Shareholders from:

Net investment income	(0.17)		(0.38)	(0.28)	(0.25)	(0.30)	(0.23)

Net realized gain on investments	(1.13)		(4.58)	(0.25)	(1.16)	(2.20)	—

Total distributions to shareholders	(1.30)		(4.96)	(0.53)	(1.41)	(2.50)	(0.23)

Net Asset Value, End of Period	$5.36		$6.00	$10.79	$8.62	$10.68	$13.27

Total Return[2,4]	12.90%[5]		1.89%	32.19%	(7.17)%	(1.18)%	35.10%

Ratio of net expenses to average net assets[6]	0.72%[7]		0.71%[8]	0.72%[8]	0.72%[9]	0.78%	0.81%

Ratio of gross expenses to average net assets[10]	0.90%[7]		0.86%	0.87%	0.77%	0.82%	0.84%

Ratio of net investment income to average net assets[2]	1.95%[7]		1.99%	1.73%	2.35%	1.86%	1.76%

Portfolio turnover	23	%5	38%	26%	25%	30%	20%

Net assets end of period (000’s) omitted	$39,727		$40,518	$54,674	$202,039	$290,632	$382,571

The accompanying notes are an integral part of these financial statements.

AMG River Road Dividend All Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)		For the fiscal years ended October 31,
Class Z			2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$6.01		$10.80	$8.62	$10.69	$13.28	$10.01

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.053		0.13	0.17	0.23	0.21	0.22

Net realized and unrealized gain/(loss) on investments	0.61		0.05	2.55	(0.88)	(0.29)	3.29

Total income/(loss) from investment operations	0.66		0.18	2.72	(0.65)	(0.08)	3.51

Less Distributions to Shareholders from:

Net investment income	(0.17)		(0.39)	(0.29)	(0.26)	(0.31)	(0.24)

Net realized gain on investments	(1.13)		(4.58)	(0.25)	(1.16)	(2.20)	—

Total distributions to shareholders	(1.30)		(4.97)	(0.54)	(1.42)	(2.51)	(0.24)

Net Asset Value, End of Period	$5.37		$6.01	$10.80	$8.62	$10.69	$13.28

Total Return[2,4]	12.94%[5]		2.00%	32.37%	(7.22)%	(1.12)%	35.26%

Ratio of net expenses to average net assets[6]	0.68%[7]		0.67%[8]	0.68%[8]	0.68%[9]	0.74%	0.77%

Ratio of gross expenses to average net assets[10]	0.86%[7]		0.82%	0.83%	0.73%	0.78%	0.80%

Ratio of net investment income to average net assets[2]	1.99%[7]		2.03%	1.77%	2.39%	1.90%	1.80%

Portfolio turnover	23	%5	38%	26%	25%	30%	20%

Net assets end of period (000’s) omitted	$5,194		$4,346	$3,897	$3,216	$3,199	$2,430

1	Per share numbers have been calculated using average shares.

2	Total returns and net investment income would have been lower had certain expenses not been offset.

3	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.04, $0.04 and $0.04 for Class N, Class I and Class Z, respectively.

4	The total return is calculated using the published Net Asset Value as of period end.

5	Not annualized.

6

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2026, 0.01%, 0.02%, 0.01%, 0.01% and 0.01% for the fiscal years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.

7	Annualized.

8	Includes interest expense of less than 0.01% and 0.02% for the years ended October 31, 2025 and 2024, respectively, related to participation in the interfund lending program.

9	Includes interest expense totaling 0.01% related to utilization of the line of credit.
10

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class N		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$9.73	$10.09	$8.61	$9.10	$9.81	$6.80

Income/(loss) from Investment Operations:

Net investment income/(loss)[1,2]	0.01	0.03	0.02	0.01	(0.03)	(0.04)

Net realized and unrealized gain/(loss) on investments	0.55	0.50	1.82	(0.09)	(0.11)	3.05

Total income/(loss) from investment operations	0.56	0.53	1.84	(0.08)	(0.14)	3.01

Less Distributions to Shareholders from:

Net investment income	(0.02)	(0.02)	(0.01)	(0.00)[3]	—

Net realized gain on investments	(0.45)	(0.87)	(0.35)	(0.41)	(0.57)	—

Total distributions to shareholders	(0.47)	(0.89)	(0.36)	(0.41)	(0.57)	—

Net Asset Value, End of Period	$9.82	$9.73	$10.09	$8.61	$9.10	$9.81

Total Return[2,4]	5.86%[5]	5.07%	21.83%	(0.77)%	(1.64)%	44.27%

Ratio of net expenses to average net assets[6]	1.28%[7,8]	1.28%	1.29%	1.27%	1.28%	1.25%

Ratio of gross expenses to average net assets[9]	1.28%[7]	1.28%	1.29%	1.28%	1.28%	1.27%

Ratio of net investment income (loss) to average net assets[2]	0.14%[7]	0.26%	0.23%	0.10%	(0.28)%	(0.38)%

Portfolio turnover	23%[5]	36%	42%	30%	32%	44%

Net assets end of period (000’s) omitted	$15,882	$17,865	$21,263	$18,655	$18,961	$22,702

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)		For the fiscal years ended October 31,
Class I			2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$10.15		$10.48	$8.94	$9.41	$10.10	$6.98

Income/(loss) from Investment Operations:

Net investment income/(loss)[1,2]	0.02		0.05	0.05	0.03	(0.00)[3]	(0.01)

Net realized and unrealized gain/(loss) on investments	0.58		0.54	1.87	(0.09)	(0.12)	3.13

Total income/(loss) from investment operations	0.60		0.59	1.92	(0.06)	(0.12)	3.12

Less Distributions to Shareholders from:

Net investment income	(0.05)		(0.05)	(0.03)	(0.00)[3]	—	(0.00)[3]

Net realized gain on investments	(0.45)		(0.87)	(0.35)	(0.41)	(0.57)	—

Total distributions to shareholders	(0.50)		(0.92)	(0.38)	(0.41)	(0.57)	(0.00	)3

Net Asset Value, End of Period	$10.25		$10.15	$10.48	$8.94	$9.41	$10.10

Total Return[2,4]	5.98	%5	5.43%	21.97%	(0.48)%	(1.38)%	44.70%

Ratio of net expenses to average net assets[6]	1.02%[7,8]		1.02%	1.03%	1.02%	1.02%	1.00%

Ratio of gross expenses to average net assets[9]	1.02%[7]		1.02%	1.03%	1.03%	1.02%	1.02%

Ratio of net investment income (loss) to average net assets[2]	0.40%[7]		0.52%	0.49%	0.35%	(0.02)%	(0.13)%

Portfolio turnover	23%[5]		36%	42%	30%	32%	44%

Net assets end of period (000’s) omitted	$273,788		$294,549	$263,399	$214,093	$188,163	$218,698

The accompanying notes are an integral part of these financial statements.

AMG River Road Small-Mid Cap Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class Z		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$10.17	$10.50	$8.95	$9.42	$10.10	$6.98

Income/(loss) from Investment Operations:

Net investment income/(loss)[1,2]	0.02	0.06	0.05	0.04	0.0010	(0.01)

Net realized and unrealized gain/(loss) on investments	0.57	0.54	1.89	(0.10)	(0.11)	3.13

Total income/(loss) from investment operations	0.59	0.60	1.94	(0.06)	(0.11)	3.12

Less Distributions to Shareholders from:

Net investment income	(0.05)	(0.06)	(0.04)	(0.00)[3]	(0.00)[3]	(0.00)[3]

Net realized gain on investments	(0.45)	(0.87)	(0.35)	(0.41)	(0.57)	—

Total distributions to shareholders	(0.50)	(0.93)	(0.39)	(0.41)	(0.57)	(0.00)[3]

Net Asset Value, End of Period	$10.26	$10.17	$10.50	$8.95	$9.42	$10.10

Total Return[2,4]	5.92%[5]	5.47%	22.13%	(0.47)%	(1.26)%	44.77%

Ratio of net expenses to average net assets[6]	0.97%[7,8]	0.97%	0.98%	0.97%	0.97%	0.95%

Ratio of gross expenses to average net assets[9]	0.97%[7]	0.97%	0.98%	0.98%	0.97%	0.97%

Ratio of net investment income (loss) to average net assets[2]	0.45%[7]	0.57%	0.54%	0.40%	0.03%	(0.08)%

Portfolio turnover	23%[5]	36%	42%	30%	32%	44%

Net assets end of period (000’s) omitted	$39,650	$35,618	$35,173	$29,387	$34,477	$35,766

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Less than $(0.005) per share.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2026, less than 0.01%, less than 0.01%, 0.01%, 0.01% and 0.02% for the fiscal years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.

[7]	Annualized.
[8]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[10]	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class N		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$14.09	$14.72	$11.73	$11.50	$14.44	$11.05

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.06 [3]	0.11	0.12	0.11	0.04	0.01

Net realized and unrealized gain/(loss) on investments	0.29	1.32	3.19	0.21	(2.03)	3.38

Total income/(loss) from investment operations	0.35	1.43	3.31	0.32	(1.99)	3.39

Less Distributions to Shareholders from:

Net investment income	(0.11)	(0.11)	(0.13)	(0.02)	—	—

Net realized gain on investments	(1.58)	(1.95)	(0.19)	(0.07)	(0.95)	—

Total distributions to shareholders	(1.69)	(2.06)	(0.32)	(0.09)	(0.95)	—

Net Asset Value, End of Period	$12.75	$14.09	$14.72	$11.73	$11.50	$14.44

Total Return[2,4]	2.12%[5]	10.49%	28.70%	2.76%	(14.80)%	30.68%

Ratio of net expenses to average net assets[6]	1.07%[7,8]	1.06%	1.06%[8]	1.05%	1.05%	1.06%

Ratio of gross expenses to average net assets[9]	1.27%[7]	1.25%	1.26%	1.22%	1.14%	1.12%

Ratio of net investment income to average net assets[2]	0.86%[7]	0.79%	0.91%	0.93%	0.30%	0.10%

Portfolio turnover	43%[5]	92%	86%	63%	113%	83%

Net assets end of period (000’s) omitted	$1,939	$1,961	$1,949	$1,910	$2,243	$3,666

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$14.11	$14.73	$11.75	$11.51	$14.48	$11.12

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.07 [3]	0.14	0.16	0.14	0.07	0.05

Net realized and unrealized gain/(loss) on investments	0.30	1.34	3.18	0.22	(2.04)	3.39

Total income/(loss) from investment operations	0.37	1.48	3.34	0.36	(1.97)	3.44

Less Distributions to Shareholders from:

Net investment income	(0.15)	(0.15)	(0.17)	(0.05)	(0.05)	(0.08)

Net realized gain on investments	(1.58)	(1.95)	(0.19)	(0.07)	(0.95)	—

Total distributions to shareholders	(1.73)	(2.10)	(0.36)	(0.12)	(1.00)	(0.08)

Net Asset Value, End of Period	$12.75	$14.11	$14.73	$11.75	$11.51	$14.48

Total Return[2,4]	2.22%[5]	10.88%	28.90%	3.11%	(14.64)%	30.98%

Ratio of net expenses to average net assets[6]	0.82%[7,8]	0.82%	0.82%[8]	0.81%	0.80%	0.81%

Ratio of gross expenses to average net assets[9]	1.02%[7]	1.01%	1.02%	0.98%	0.89%	0.87%

Ratio of net investment income to average net assets[2]	1.11%[7]	1.03%	1.15%	1.17%	0.55%	0.35%

Portfolio turnover	43%[5]	92%	86%	63%	113%	83%

Net assets end of period (000’s) omitted	$43,447	$46,752	$45,022	$40,205	$53,620	$176,460

The accompanying notes are an integral part of these financial statements.

AMG River Road Focused Absolute Value Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class Z		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$14.11	$14.74	$11.75	$11.52	$14.49	$11.12

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.08 [3]	0.15	0.16	0.15	0.08	0.06

Net realized and unrealized gain/(loss) on investments	0.29	1.33	3.19	0.21	(2.04)	3.39

Total income/(loss) from investment operations	0.37	1.48	3.35	0.36	(1.96)	3.45

Less Distributions to Shareholders from:

Net investment income	(0.15)	(0.16)	(0.17)	(0.06)	(0.06)	(0.08)

Net realized gain on investments	(1.58)	(1.95)	(0.19)	(0.07)	(0.95)	—

Total distributions to shareholders	(1.73)	(2.11)	(0.36)	(0.13)	(1.01)	(0.08)

Net Asset Value, End of Period	$12.75	$14.11	$14.74	$11.75	$11.52	$14.49

Total Return[2,4]	2.18%[5]	10.86%	29.04%	3.10%	(14.59)%	31.12%

Ratio of net expenses to average net assets[6]	0.78%[7,8]	0.78%	0.78%[8]	0.77%	0.76%	0.77%

Ratio of gross expenses to average net assets[9]	0.98%[7]	0.97%	0.98%	0.94%	0.85%	0.83%

Ratio of net investment income to average net assets[2]	1.15%[7]	1.07%	1.19%	1.21%	0.59%	0.39%

Portfolio turnover	43%[5]	92%	86%	63%	113%	83%

Net assets end of period (000’s) omitted	$2,502	$2,444	$2,083	$6,450	$7,677	$13,323

[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, $0.04 and $0.04 for Class N, Class I and Class Z, respectively.
[4]	The total return is calculated using the published Net Asset Value as of period end.
[5]	Not annualized.
[6]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended April 30, 2026, less than 0.01%, 0.01%, 0.02%, 0.01% and 0.01%, for the fiscal years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.

[7]	Annualized.
[8]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.
[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (unaudited) April 30, 2026

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I and AMG Funds IV (the “Trusts”) are open-end management investment companies. AMG Funds I is organized as a Massachusetts business trust, while AMG Funds IV is organized as a Delaware Statutory Trust. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds I: AMG River Road Large Cap Value Select Fund (“Large Cap Value Select”), and AMG Funds IV: AMG River Road Mid Cap Value Fund (“Mid Cap Value”), AMG River Road Small Cap Value Fund (“Small Cap Value”), AMG River Road Dividend All Cap Value Fund (“Dividend All Cap Value”), AMG River Road Small-Mid Cap Value Fund (“Small-Mid Cap Value”), and AMG River Road Focused Absolute Value Fund (“Focused Absolute Value”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N and Class I shares. The Funds, except for Large Cap Value Select, offer Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Large Cap Value Select and Focused Absolute Value are non-diversified funds.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Boards of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions

Notes to Financial Statements (continued)

that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio.

For the six months ended April 30, 2026, the impact on the expenses and expense ratios was as follows:

	Amount	Percentage Reduction

Mid Cap Value	$4,278	0.00%[1]

Large Cap Value Select	1,679	0.00%[1]

Small Cap Value	18,084	0.00%[1]

Dividend All Cap Value	552	0.00%[1]

Small-Mid Cap Value	2,511	0.00%[1]

Focused Absolute Value	351	0.00%[1]

[1]	Less than 0.005%

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions, except those of Dividend All Cap Value, resulting from net investment income will normally be declared and paid at least annually. Dividend All Cap Value will declare and pay net investment income distributions quarterly. Each Fund will normally declare and pay realized net capital gains, if any, at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassification to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to tax equalization utilized for all of the Funds. Temporary differences are primarily due to wash sale loss deferrals for all of the Funds, investments in partnerships for Dividend All Cap Value and corporate return of capital distributions for Mid Cap Value.

Notes to Financial Statements (continued)

At April 30, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Mid Cap Value	$368,313,151	$31,338,014	$(10,283,374)	$21,054,640

Large Cap Value Select	40,730,909	3,539,477	(1,532,215)	2,007,262

Small Cap Value	911,322,696	258,592,650	(87,931,337)	170,661,313

Dividend All Cap Value	53,605,683	17,798,615	(2,042,319)	15,756,296

Small-Mid Cap Value	276,104,222	77,347,942	(23,377,943)	53,969,999

Focused Absolute Value	43,435,549	6,246,996	(1,851,249)	4,395,747

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2025, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended October 31, 2026, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

Each Trust’s Amended and Restated Agreement and Declaration of Trust or Trust Instrument, as applicable, authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2026 (unaudited) and the fiscal year ended October 31, 2025, the capital stock transactions by class for the Funds were as follows:

		Mid Cap Value				Large Cap Value Select
	April 30, 2026		October 31, 2025		April 30, 2026		October 31, 2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	282,339	$5,822,190	843,203	$17,548,266	23,142	$462,564	139,908	$2,892,799

Shares issued in reinvestment of distributions	1,207,955	24,231,576	1,469,175	30,529,447	22,690	448,803	9,124	188,058

Shares redeemed	(961,954)	(19,692,715)	(4,005,810)	(85,040,023)	(81,618)	(1,605,184)	(123,911)	(2,558,674)

Net increase/(decrease)	528,340	$10,361,051	(1,693,432)	$(36,962,310)	(35,786)	$(693,817)	25,121	$522,183

Class I:

Shares sold	2,801,986	$63,042,252	1,667,038	$38,183,024	45,324	$882,341	640,408	$13,357,460

Shares issued in reinvestment of distributions	521,328	11,526,549	462,168	10,468,108	180,200	3,584,181	82,433	1,708,831

Shares redeemed	(959,810)	(21,618,426)	(1,064,674)	(24,607,411)	(219,551)	(4,408,771)	(714,296)	(14,940,380)

Net increase	2,363,504	$52,950,375	1,064,532	$24,043,721	5,973	$57,751	8,545	$125,911

Notes to Financial Statements (continued)

		Mid Cap Value				Large Cap Value Select
	April 30, 2026		October 31, 2025		April 30, 2026		October 31, 2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class Z:

Shares sold	265,279	$5,929,650	1,406,577	$32,842,271	—	—	—	—

Shares issued in reinvestment of distributions	224,981	4,931,586	44,873	1,008,300	—	—	—	—

Shares redeemed	(143,326)	(3,180,782)	(81,015)	(1,882,977)	—	—	—	—

Net increase	346,934	$7,680,454	1,370,435	$31,967,594	—	—	—	—

		Small Cap Value				Dividend All Cap Value
	April 30, 2026		October 31, 2025		April 30, 2026		October 31, 2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	118,444	$1,739,687	825,032	$12,486,452	683,593	$3,626,515	122,374	$856,274

Shares issued in reinvestment of distributions	301,051	4,380,290	238,065	3,794,755	861,578	4,303,255	1,946,132	12,200,300

Shares redeemed	(524,260)	(7,715,746)	(955,925)	(15,031,854)	(688,770)	(3,769,405)	(977,511)	(6,374,820)

Net increase/(decrease)	(104,765)	$(1,595,769)	107,172	$1,249,353	856,401	$4,160,365	1,090,995	$6,681,754

Class I:

Shares sold	9,802,532	$150,830,821	17,949,342	$291,531,653	227,474	$1,210,272	1,884,277	$15,737,930

Shares issued in reinvestment of distributions	5,538,964	84,524,592	4,422,925	73,641,701	1,705,610	8,485,016	4,006,995	25,040,750

Shares redeemed	(12,685,387)	(198,299,173)	(20,971,310)	(343,422,552)	(1,275,323)	(6,852,753)	(4,209,328)	(29,940,943)

Net increase	2,656,109	$37,056,240	1,400,957	$21,750,802	657,761	$2,842,535	1,681,944	$10,837,737

Class Z:

Shares sold	239,295	$3,670,638	577,849	$9,117,191	59,711	$338,947	255,358	$1,533,982

Shares issued in reinvestment of distributions	67,020	1,025,408	19,365	323,201	197,941	984,842	307,195	1,918,519

Shares redeemed	(372,781)	(5,669,761)	(180,771)	(2,989,739)	(13,140)	(69,185)	(200,084)	(1,237,023)

Net increase/(decrease)	(66,466)	$(973,715)	416,443	$6,450,653	244,512	$1,254,604	362,469	$2,215,478

		Small-Mid Cap Value				Focused Absolute Value
	April 30, 2026		October 31, 2025		April 30, 2026		October 31, 2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	41,451	$399,600	334,244	$3,215,585	4,381	$57,827	4,065	$59,481

Shares issued in reinvestment of distributions	75,307	725,208	168,851	1,680,066	17,886	235,739	20,326	271,346

Shares redeemed	(334,403)	(3,234,448)	(776,025)	(7,558,129)	(9,301)	(122,316)	(17,712)	(246,446)

Net increase/(decrease)	(217,645)	$(2,109,640)	(272,930)	$(2,662,478)	12,966	$171,250	6,679	$84,381

Class I:

Shares sold	2,399,138	$24,336,498	7,768,707	$77,518,636	98,290	$1,354,349	205,867	$2,882,210

Shares issued in reinvestment of distributions	1,302,893	13,081,048	2,027,509	20,984,718	417,791	5,498,133	465,056	6,199,199

Shares redeemed	(5,995,856)	(60,424,761)	(5,907,713)	(58,983,770)	(422,393)	(5,847,473)	(412,482)	(5,916,107)

Net increase/(decrease)	(2,293,825)	$(23,007,215)	3,888,503	$39,519,584	93,688	$1,005,009	258,441	$3,165,302

Notes to Financial Statements (continued)

		Small-Mid Cap Value				Focused Absolute Value
	April 30, 2026		October 31, 2025		April 30, 2026		October 31, 2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class Z:

Shares sold	233,480	$2,363,441	204,909	$1,972,075	7,968	$106,055	15,072	$201,440

Shares issued in reinvestment of distributions	132,059	1,328,518	203,547	2,110,780	22,468	295,682	22,055	293,775

Shares redeemed	(4,651)	(47,580)	(255,563)	(2,547,599)	(7,393)	(102,795)	(5,277)	(76,618)

Net increase	360,888	$3,644,379	152,893	$1,535,256	23,043	$298,942	31,850	$418,597

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2026, the market value of Repurchase Agreements outstanding is as follows:

Market Value

Mid Cap Value	$13,372,000

Large Cap Value Select	182,659

Small Cap Value	96,246,015

Dividend All Cap Value	3,188,598

Small-Mid Cap Value	7,365,379

Focused Absolute Value	405,000

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the Funds’ subadviser and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by River Road Asset Management, LLC (“River Road”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in River Road.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2026, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Mid Cap Value	0.56%

Large Cap Value Select	0.35%

Small Cap Value	0.80%

Dividend All Cap Value	0.50%

Small-Mid Cap Value	0.75%

Focused Absolute Value	0.60%

The fee paid to River Road for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least March 1, 2027, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service 12b-1 fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of the Funds other than Small Cap Value to the below percentages of each such Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by such Funds in certain circumstances.

Mid Cap Value	0.76%

Large Cap Value Select	0.60%

Small Cap Value	N/A

Dividend All Cap Value	0.68%

Small-Mid Cap Value	1.04%

Focused Absolute Value	0.78%

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may

Notes to Financial Statements (continued)

recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the six months ended April 30, 2026, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

Mid Cap Value	$40,649	—

Large Cap Value Select	38,682	—

Dividend All Cap Value	58,035	—

Focused Absolute Value	49,673	—

At April 30, 2026, the Funds’ expiration of reimbursements subject to recoupment, if any, is as follows:

Expiration Period	Mid Cap Value	Large Cap Value Select

Less than 1 year	$89,402	$79,280

1-2 years	114,964	77,028

2-3 years	94,791	77,781

Total	$299,157	$234,089

Expiration Period	Dividend All Cap Value	Focused Absolute Value

Less than 1 year	$148,111	$85,223

1-2 years	154,151	97,862

2-3 years	106,200	98,622

Total	$408,462	$281,707

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of

each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor of up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares. For all Funds, except Large Cap Value Select, the Plan is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses.

The impact on the annualized expense ratios for the six months ended April 30, 2026, was as follows:

Fund	Actual Amount Incurred

Mid Cap Value

Class N	0.25%

Large Cap Value Select

Class N	0.25%

Small Cap Value

Class N	0.25%

Dividend All Cap Value

Class N	0.25%

Small-Mid Cap Value

Class N	0.25%

Focused Absolute Value

Class N	0.25%

For each of the Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder record keeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2026, was as follows:

Notes to Financial Statements (continued)

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Mid Cap Value

Class N	0.10%	0.10%

Class I	0.05%	0.05%

Large Cap Value Select

Class N	0.10%	0.10%

Class I	0.05%	0.04%

Small Cap Value

Class N	0.15%	0.10%

Class I	0.15%	0.09%

Dividend All Cap Value

Class N	0.04%	0.04%

Class I	0.04%	0.04%

Small-Mid Cap Value

Class N	0.15%	0.06%

Class I	0.15%	0.05%

Focused Absolute Value

Class N	0.15%	0.04%

Class I	0.15%	0.04%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds Family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At April 30, 2026, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund lending program during the six months ended April 30, 2026 as follows:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Mid Cap Value	$1,368,687	3	$514	4.570%

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate

Small Cap Value	4,720,334	1	$605	4.680%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Small-Mid Cap Value	$1,410,123	6	$1,059	4.570%

Focused Absolute Value	1,062,600	3	420	4.805%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2026, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Mid Cap Value	$260,295,277	$237,061,532

Large Cap Value Select	22,944,851	26,419,909

Small Cap Value	151,966,100	210,758,214

Dividend All Cap Value	15,215,469	22,472,227

Small-Mid Cap Value	78,714,021	109,679,410

Focused Absolute Value	20,992,090	23,948,643

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended April 30, 2026.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the

Notes to Financial Statements (continued)

borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2026, was as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

Mid Cap Value	$9,871,665	—	$9,797,017	$9,797,017

Large Cap Value Select	43,505	$44,659	—	44,659

Small Cap Value	37,205,867	657,015	36,554,241	37,211,256

Dividend All Cap Value	4,818,591	728,598	4,145,350	4,873,948

Small-Mid Cap Value	14,516,415	7,379	14,014,044	14,021,423

Focused Absolute Value	163,864	—	145,641	145,641

The following table summarizes the securities received as collateral for securities lending at April 30, 2026:

Fund	Collateral Type	Coupon Range	Maturity Date Range

Mid Cap Value	U.S. Treasury Obligations	0.000%-4.875%	05/15/26-11/15/53

Small Cap Value	U.S. Treasury and Government Agency Obligations	0.000%-7.000%	05/15/26-03/01/56

Dividend All Cap Value	U.S. Treasury Obligations	0.000%-4.875%	06/30/26-02/15/56

Small-Mid Cap Value	U.S. Treasury Obligations	0.000%-4.875%	05/15/26-02/15/56

Focused Absolute Value	U.S. Treasury Obligations	0.125%-4.875%	11/15/26-11/15/54

5. SEGMENT REPORTING

Each Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in each Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president and chief financial officer. The CODM assesses the performance and makes operating decisions for each Fund primarily based on each Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes each Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of each Fund. As each Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. Below is a summary of some, but not all, of those risks. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) price fluctuations.

Focused Investment Risk: To the extent a Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of a Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.

High Portfolio Turnover Risk: Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.

Large-Capitalization Stock Risk: The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small-or mid-capitalization companies.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

Management Risk: Because the Funds are actively managed investment portfolios, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to their benchmarks or other funds with a similar investment objective. There can be no guarantee that River Road’s investment techniques and risk analysis will produce the desired result.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Non-Diversified Fund Risk: Large Cap Value Select and Focused Absolute Value are non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place Large Cap Value Select and Focused Absolute Value at greater risk. Notwithstanding each Fund’s status as a “non-diversified” investment company under the 1940 Act, each Fund currently qualifies, and intends to qualify each year, as a regulated investment company accorded favorable tax treatment under the Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. Each Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.

Real Estate Industry Risk: Investments in certain Funds may be subject to many of the same risks as a direct investment in real estate. The stock prices of companies in the real estate industry, including REITs, are typically sensitive to changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting

Notes to Financial Statements (continued)

zoning, land use, and rents, as well as the management skill and creditworthiness of the issuer. Investments in the real estate sector also may be adversely impacted by natural or environmental disasters. REITs also depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and are subject to the risk of failing to qualify for favorable tax treatment under the Code.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

7. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Mid Cap Value

Fixed Income Clearing Corp.	$13,372,000	—	$13,372,000	$13,372,000	—

Large Cap Value Select

Citadel Securities LLC	$41,000	—	$41,000	$41,000	—

National Bank Financial, Inc.	3,659	—	3,659	3,659	—

Fixed Income Clearing Corp.	138,000	—	138,000	138,000	—

Total	$182,659	—	$182,659	$182,659	—

Small Cap Value

Citadel Securities LLC	$617,000	—	$617,000	$617,000	—

Deutsche Bank Securities, Inc.	40,015	—	40,015	40,015	—

Fixed Income Clearing Corp.	95,589,000	—	95,589,000	95,589,000	—

Total	$96,246,015	—	$96,246,015	$96,246,015	—

Dividend All Cap Value

Citadel Securities LLC	$684,000	—	$684,000	$684,000	—

Deutsche Bank Securities, Inc.	44,598	—	44,598	44,598	—

Fixed Income Clearing Corp.	2,460,000	—	2,460,000	2,460,000	—

Total	$3,188,598	—	$3,188,598	$3,188,598	—

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Small-Mid Cap Value

Citadel Securities LLC	$6,000	—	$6,000	$6,000	—

Deutsche Bank Securities, Inc.	1,379	—	1,379	1,379	—

Fixed Income Clearing Corp.	7,358,000	—	7,358,000	7,358,000	—

Total	$7,365,379	—	$7,365,379	$7,365,379	—

Focused Absolute Value

Fixed Income Clearing Corp.	$405,000	—	$405,000	$405,000	—

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended April 30, 2026, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended April 30, 2026 is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended April 30, 2026.

Trustee fees and expenses

AMG River Road Mid Cap Value Fund	$14,973

AMG River Road Large Cap Value Select Fund	1,978

AMG River Road Small Cap Value Fund	45,457

AMG River Road Dividend All Cap Value Fund	2,827

AMG River Road Small-Mid Cap Value Fund	14,854

AMG River Road Focused Absolute Value Fund	2,200

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

River Road Asset Management, LLC

Meidinger Tower

462 South Fourth Street, Suite 2000

Louisville, KY 40202

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of a prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

wealth.amg.com	043026 SAR082

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds

April 30, 2026

AMG Veritas China Fund
Class N: MMCFX	Class I: MIMFX

AMG Veritas Global Focus Fund
Class N: MFQAX	Class I: MFQTX

wealth.amg.com	043026	SAR084

AMG Funds Semi-Annual Financial Statements — April 30, 2026 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedules of Portfolio Investments

AMG Veritas China Fund	2

AMG Veritas Global Focus Fund	4

Statement of Assets and Liabilities	6

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (accumulated losses)

Statement of Operations	8

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	9

Detail of changes in assets for the past two fiscal periods

Financial Highlights	10

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	14

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	21

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Veritas China Fund Schedule of Portfolio Investments (unaudited) April 30, 2026

	Shares	Value

Common Stocks - 97.8%

Communication Services - 13.8%

NetEase, Inc. (China)	26,500	$620,344

Tencent Holdings, Ltd. (China)	91,000	5,526,636

Total Communication Services		6,146,980

Consumer Discretionary - 10.8%

Alibaba Group Holding, Ltd. (China)	272,100	4,484,484

Pop Mart International Group, Ltd. (China)[1]	16,400	333,803

Total Consumer Discretionary		4,818,287

Energy - 1.1%

CGN Mining Co., Ltd. (Hong Kong)	960,000	481,705

Financials - 6.4%

AIA Group, Ltd. (Hong Kong)	43,600	478,674

China Merchants Bank Co., Ltd., Class H (China)	105,500	638,543

Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	12,600	671,111

PICC Property & Casualty Co., Ltd., Class H (China)	250,000	451,590

Ping An Insurance Group Co. of China, Ltd., Class H (China)	76,500	621,800

Total Financials		2,861,718

Health Care - 6.0%

Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class H (China)	106,400	887,194

Shanghai MicroPort MedBot Group Co., Ltd., Class H (China)*	176,900	705,937

WuXi AppTec Co., Ltd., Class H (China)[1]	61,900	1,087,454

Total Health Care		2,680,585

Industrials - 20.7%

Contemporary Amperex Technology Co., Ltd., Class A (China)	32,980	2,117,029

Dongfang Electric Corp., Ltd., Class H (China)	205,600	1,029,919

Jardine Matheson Holdings, Ltd. (Hong Kong)	4,400	299,958

NARI Technology Co., Ltd., Class A (China)	235,871	898,972

Sany Heavy Equipment International Holdings Co., Ltd. (China)	281,000	388,423

Shenzhen Envicool Technology Co., Ltd., Class A (China)	32,400	453,119

Sieyuan Electric Co., Ltd., Class A (China)	55,500	1,589,368

Techtronic Industries Co., Ltd. (Hong Kong)	30,000	434,991

Weichai Power Co., Ltd., Class H (China)	248,000	1,232,780

Yutong Bus Co., Ltd., Class A (China)	147,000	761,711

Total Industrials		9,206,270

	Shares	Value

Information Technology - 32.5%

Foxconn Industrial Internet Co., Ltd., Class A (China)	76,200	$707,492

Luxshare Precision Industry Co., Ltd., Class A (China)	69,700	692,050

Minimax Group, Inc. (China)*	3,800	355,030

Montage Technology Co., Ltd., Class A (China)	22,710	583,195

NAURA Technology Group Co., Ltd., Class A (China)	13,230	1,046,657

Samsung Electronics Co., Ltd. (South Korea)	491	1,762,818

Shanghai Xizhi Technology Co., Ltd., Class H (China)*	5,430	564,318

Shengyi Technology Co., Ltd., Class A (China)	45,000	510,122

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	74,000	5,137,218

Verisilicon Microelectronics Shanghai Co., Ltd., Class A (China)*	22,343	931,472

Victory Giant Technology Huizhou Co., Ltd., Class A (China)	18,700	913,861

Yangtze Optical Fibre & Cable Joint Stock, Ltd. Co., Class H (China)[1]	14,500	373,867

Zhongji Innolight Co., Ltd., Class A (China)	7,400	934,419

Total Information Technology		14,512,519

Materials - 6.5%

China Jushi Co., Ltd., Class A (China)	142,400	722,787

Zijin Mining Group Co., Ltd., Class H (China)	468,000	2,173,393

Total Materials		2,896,180

Total Common Stocks (Cost $32,046,055)		43,604,244

Short-Term Investments - 2.4%

Other Investment Companies - 2.4%

Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%[2]	432,306	432,306

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%[2]	648,459	648,459

Total Short-Term Investments (Cost $1,080,765)		1,080,765

Total Investments - 100.2% (Cost $33,126,820)		44,685,009

Other Assets, less Liabilities - (0.2)%		(76,481)

Net Assets - 100.0%		$44,608,528

The accompanying notes are an integral part of these financial statements.

2

AMG Veritas China Fund Schedule of Portfolio Investments (continued)

*	Non-income producing security.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the value of these securities amounted to $1,795,124 or 4.0% of net assets.

[2]	Yield shown represents the April 30, 2026, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2026:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Information Technology	$564,318	$13,948,201	—	$14,512,519

Industrials	761,711	8,444,559	—	9,206,270

Communication Services	—	6,146,980	—	6,146,980

Consumer Discretionary	—	4,818,287	—	4,818,287

Materials	—	2,896,180	—	2,896,180

Financials	—	2,861,718	—	2,861,718

Health Care	—	2,680,585	—	2,680,585

Energy	—	481,705	—	481,705

Short-Term Investments

Other Investment Companies	1,080,765	—	—	1,080,765

Total Investments in Securities	$2,406,794	$42,278,215	—	$44,685,009

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

3

AMG Veritas Global Focus Fund Schedule of Portfolio Investments (unaudited) April 30, 2026

	Shares	Value

Common Stocks - 97.4%

Consumer Discretionary - 14.6%

Amadeus IT Group, S.A. (Spain)	14,176	$817,988

Amazon.com, Inc. (United States)*	5,575	1,477,710

Compass Group PLC (United Kingdom)	20,789	587,435

Hyatt Hotels Corp., Class A (United States)	3,670	614,982

Total Consumer Discretionary		3,498,115

Consumer Staples - 7.8%

Diageo PLC (United Kingdom)	43,994	889,532

The Magnum Ice Cream Co., N.V. (Netherlands)*	4,821	70,388

Unilever PLC (United Kingdom)	15,401	901,898

Total Consumer Staples		1,861,818

Financials - 18.1%

Aon PLC, Class A (United Kingdom)	3,132	976,088

Intercontinental Exchange, Inc. (United States)	2,939	464,626

London Stock Exchange Group PLC (United Kingdom)	8,825	1,145,104

Mastercard, Inc., Class A (United States)	2,005	1,008,355

S&P Global, Inc. (United States)	1,689	728,347

Total Financials		4,322,520

Health Care - 20.5%

Becton Dickinson & Co. (United States)	5,355	798,109

Elevance Health, Inc. (United States)	1,764	664,005

Thermo Fisher Scientific, Inc. (United States)	2,054	983,784

UnitedHealth Group, Inc. (United States)	3,784	1,401,896

Waters Corp. (United States)*	2,005	620,006

Zoetis, Inc. (United States)	3,674	422,400

Total Health Care		4,890,200

*	Non-income producing security.
[1]	Yield shown represents the April 30, 2026, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

	Shares	Value

Industrials - 21.8%

Airbus SE (France)	5,274	$1,087,285

Canadian Pacific Kansas City, Ltd. (Canada)	13,901	1,208,831

Safran, S.A. (France)	3,407	1,094,031

TransDigm Group, Inc. (United States)	422	489,511

Vinci, S.A. (France)	8,783	1,328,186

Total Industrials		5,207,844

Information Technology - 14.6%

ASML Holding, N.V. (Netherlands)	395	570,991

Dassault Systemes SE (France)	23,092	520,346

Microsoft Corp. (United States)	2,688	1,096,113

Salesforce, Inc. (United States)	4,427	781,498

SAP SE (Germany)	3,127	525,002

Total Information Technology		3,493,950

Total Common Stocks (Cost $21,816,762)		23,274,447

Short-Term Investments - 1.8%

Other Investment Companies - 1.8%

Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%[1]	172,209	172,209

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%[1]	258,313	258,313

Total Short-Term Investments (Cost $430,522)		430,522

Total Investments - 99.2% (Cost $22,247,284)		23,704,969

Other Assets, less Liabilities - 0.8%		197,925

Net Assets - 100.0%		$23,902,894

The accompanying notes are an integral part of these financial statements.

4

AMG Veritas Global Focus Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2026:

	Level 1	Level 2[1]	Level 3	Total

Investments in Securities

Common Stocks

Industrials	$1,698,342	$3,509,502	—	$5,207,844

Health Care	4,890,200	—	—	4,890,200

Financials	3,177,416	1,145,104	—	4,322,520

Consumer Discretionary	2,092,692	1,405,423	—	3,498,115

Information Technology	1,877,611	1,616,339	—	3,493,950

Consumer Staples	70,388	1,791,430	—	1,861,818

Short-Term Investments

Other Investment Companies	430,522	—	—	430,522

Total Investments in Securities	$14,237,171	$9,467,798	—	$23,704,969

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities (unaudited) April 30, 2026

	AMG Veritas China Fund	AMG Veritas Global Focus Fund

Assets:

Investments at value[1]	$44,685,009	$23,704,969

Foreign currency[2]	975	—

Receivable for investments sold	—	176,317

Dividend and interest receivables	19,167	58,252

Receivable for Fund shares sold	30,327	—

Receivable from Affiliate	10,973	9,455

Prepaid expenses and other assets	15,062	13,708

Total assets	44,761,513	23,962,701

Liabilities:

Payable for Fund shares repurchased	59,927	7,818

Accrued expenses:

Investment advisory and management fees	25,471	13,176

Administrative fees	5,381	2,950

Distribution fees	—	261

Shareholder service fees	6,887	—

Other	55,319	35,602

Total liabilities	152,985	59,807

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$44,608,528	$23,902,894

[1] Investments at cost	$33,126,820	$22,247,284

[2] Foreign currency at cost	$975	—

The accompanying notes are an integral part of these financial statements.

6

Statement of Assets and Liabilities (continued)

	AMG Veritas China Fund	AMG Veritas Global Focus Fund

Net Assets Represent:

Paid-in capital	$87,976,561	$22,970,158

Total distributable earnings/(accumulated losses)	(43,368,033)	932,736

Net Assets	$44,608,528	$23,902,894

Class N:

Net Assets	$40,120,405	$1,277,641

Shares outstanding	2,270,590	80,760

Net asset value, offering and redemption price per share	$17.67	$15.82

Class I:

Net Assets	$4,488,123	$22,625,253

Shares outstanding	240,582	1,431,176

Net asset value, offering and redemption price per share	$18.66	$15.81

The accompanying notes are an integral part of these financial statements.

7

Statement of Operations (unaudited) For the six months ended April 30, 2026

	AMG Veritas China Fund	AMG Veritas Global Focus Fund

Investment Income:

Dividend income	$158,368 [1]	$213,891

Foreign withholding tax	(12,863)	(15,689)

Total investment income	145,505	198,202

Expenses:

Investment advisory and management fees	158,523	90,990

Administrative fees	33,491	20,371

Distribution fees - Class N	—	1,814

Shareholder servicing fees - Class N	43,037	—

Custodian fees	26,215	16,477

Professional fees	19,394	18,145

Registration fees	14,022	12,591

Reports to shareholders	11,118	7,679

Transfer agent fees	8,572	4,333

Trustee fees and expenses	1,946	1,232

Interest expense	—	797

Miscellaneous	1,706	1,488

Total expenses before offsets	318,024	175,917

Expense reimbursements	(67,343)	(53,796)

Net expenses	250,681	122,121

Net investment income/(loss)	(105,176)	76,081

Net Realized and Unrealized Loss:

Net realized gain (loss) on investments	144,948	(422,010)

Net realized loss on foreign currency transactions	(6,214)	(1,648)

Net change in unrealized appreciation/(depreciation) on investments	(1,467,256)	(1,106,666)

Net change in unrealized appreciation/(depreciation) on foreign currency translations	(92)	533

Net realized and unrealized loss	(1,328,614)	(1,529,791)

Net decrease in net assets resulting from operations	$(1,433,790)	$(1,453,710)

[1] Includes non-recurring dividends of $17,908.

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets For the six months ended April 30, 2026 (unaudited) and the fiscal year ended October 31, 2025

	AMG Veritas China Fund		AMG Veritas Global Focus Fund

	April 30, 2026	October 31, 2025	April 30, 2026	October 31, 2025

Increase/(Decrease) in Net Assets Resulting From Operations:

Net investment income/(loss)	$(105,176)	$165,671	$76,081	$234,103

Net realized gain/(loss) on investments	138,734	(925,401)	(423,658)	2,848,260

Net change in unrealized appreciation/(depreciation) on investments	(1,467,348)	11,865,542	(1,106,133)	(251,972)

Net increase/(decrease) in net assets resulting from operations	(1,433,790)	11,105,812	(1,453,710)	2,830,391

Distributions to Shareholders:

Class N	(130,728)	(471,348)	(145,397)	(154,506)

Class I	(21,147)	(60,597)	(2,727,297)	(2,716,665)

Total distributions to shareholders	(151,875)	(531,945)	(2,872,694)	(2,871,171)

Capital Share Transactions:[1]

Net decrease from capital share transactions	(2,090,707)	(5,485,409)	(2,173,285)	(1,976,886)

Total increase/(decrease) in net assets	(3,676,372)	5,088,458	(6,499,689)	(2,017,666)

Net Assets:

Beginning of period	48,284,900	43,196,442	30,402,583	32,420,249

End of period	$44,608,528	$48,284,900	$23,902,894	$30,402,583

[1] See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

9

AMG Veritas China Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class N		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$18.27	$14.36	$14.43	$14.29	$24.13	$37.61

Income/(loss) from Investment Operations:

Net investment income/(loss)[1,2]	(0.04)[3]	0.06	0.16	0.07 [4]	(0.05)[5]	(0.02)

Net realized and unrealized gain/(loss) on investments	(0.50)	4.03	(0.12)	0.07	(9.79)	15.11

Total income/(loss) from investment operations	(0.54)	4.09	0.04	0.14	(9.84)	15.09

Less Distributions to Shareholders from:

Net investment income	(0.06)	(0.18)	(0.11)	—	—	(0.01)

Net realized gain on investments	—	—	—	—	—	(24.49)

Paid in capital	—	—	—	—	—	(4.07)

Total distributions to shareholders	(0.06)	(0.18)	(0.11)	—	—	(28.57)

Net Asset Value, End of Period	$17.67	$18.27	$14.36	$14.43	$14.29	$24.13

Total Return[2,6]	(2.96)%[7]	28.94%	0.36%	0.98%	(40.78)%	30.40%

Ratio of net expenses to average net assets	1.14%[8]	1.14%[9]	1.15%[9]	1.14%	1.14%	1.16%[10]

Ratio of gross expenses to average net assets[11]	1.45%[8]	1.46%	1.49%	1.33%	1.32%	1.24%

Ratio of net investment income (loss) to average net assets[2]	(0.49)%[8]	0.36%	1.20%	0.43%	(0.23)%	(0.05)%

Portfolio turnover	51%[7]	84%	100%	83%	82%	184%

Net assets end of period (000’s) omitted	$40,120	$43,756	$38,482	$47,618	$54,250	$111,537

The accompanying notes are an integral part of these financial statements.

10

AMG Veritas China Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$19.31	$15.16	$15.24	$15.06	$25.38	$38.58

Income/(loss) from Investment Operations:

Net investment income/(loss)[1,2]	(0.03)[3]	0.09	0.20	0.11 [4]	(0.00)[5,12]	0.07

Net realized and unrealized gain/(loss) on investments	(0.53)	4.27	(0.13)	0.07	(10.32)	15.40

Total income/(loss) from investment operations	(0.56)	4.36	0.07	0.18	(10.32)	15.47

Less Distributions to Shareholders from:

Net investment income	(0.09)	(0.21)	(0.15)	—	—	(0.11)

Net realized gain on investments	—	—	—	—	—	(24.47)

Paid in capital	—	—	—	—	—	(4.09)

Total distributions to shareholders	(0.09)	(0.21)	(0.15)	—	—	(28.67)

Net Asset Value, End of Period	$18.66	$19.31	$15.16	$15.24	$15.06	$25.38

Total Return[2,6]	(2.88)%[7]	29.28%	0.53%	1.20%	(40.66)%	30.75%

Ratio of net expenses to average net assets	0.93%[8]	0.93%[9]	0.94%[9]	0.93%	0.93%	0.93%[10]

Ratio of gross expenses to average net assets[11]	1.24%[8]	1.25%	1.28%	1.12%	1.11%	1.00%

Ratio of net investment income (loss) to average net assets[2]	(0.28)%[8]	0.57%	1.41%	0.64%	(0.02)%	0.19%

Portfolio turnover	51%[7]	84%	100%	83%	82%	184%

Net assets end of period (000’s) omitted	$4,488	$4,529	$4,714	$10,331	$7,263	$19,354

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.05) and $(0.03) for Class N and Class I shares, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.04 and $0.08 for Class N and Class I shares, respectively.

[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.08) and $(0.04) for Class N and Class I shares, respectively.

[6]	The total return is calculated using the published Net Asset Value as of period end.

[7]	Not annualized.

[8]	Annualized.

[9]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[10]	Includes reduction from broker recapture amounting to less than 0.01%.

[11]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[12]	Less than $(0.005) per share.

The accompanying notes are an integral part of these financial statements.

11

AMG Veritas Global Focus Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class N		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$18.46	$18.48	$15.08	$14.33	$19.85	$34.02

Income/(loss) from Investment Operations:

Net investment income/(loss)[1,2]	0.03	0.09	0.05	0.02	(0.03)	(0.05)

Net realized and unrealized gain/(loss) on investments	(0.95)	1.49	3.72	1.49	(4.16)	10.91

Total income/(loss) from investment operations	(0.92)	1.58	3.77	1.51	(4.19)	10.86

Less Distributions to Shareholders from:

Net investment income	(0.10)	(0.05)	(0.02)	—	—	(0.05)

Net realized gain on investments	(1.62)	(1.55)	(0.35)	(0.76)	(1.33)	(24.98)

Total distributions to shareholders	(1.72)	(1.60)	(0.37)	(0.76)	(1.33)	(25.03)

Net Asset Value, End of Period	$15.82	$18.46	$18.48	$15.08	$14.33	$19.85

Total Return[2,3]	(5.40)%[4]	9.01%	25.27%	10.95%	(22.51)%	35.54%

Ratio of net expenses to average net assets	1.13%[5,6]	1.13%	1.13%[6]	1.13%	1.13%	1.13%[7]

Ratio of gross expenses to average net assets[8]	1.53%[5]	1.49%	1.45%	1.47%	1.35%	1.29%

Ratio of net investment income (loss) to average net assets[2]	0.32%[5]	0.51%	0.31%	0.10%	(0.16)%	(0.17)%

Portfolio turnover	12%[4]	28%	42%	27%	21%	109%

Net assets end of period (000’s) omitted	$1,278	$1,597	$1,836	$1,921	$2,164	$4,230

The accompanying notes are an integral part of these financial statements.

12

AMG Veritas Global Focus Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$18.48	$18.49	$15.09	$14.32	$19.80	$34.00

Income/(loss) from Investment Operations:

Net investment income[1,2]	0.05	0.14	0.10	0.05	0.02	0.02

Net realized and unrealized gain/(loss) on investments	(0.95)	1.50	3.71	1.50	(4.17)	10.91

Total income/(loss) from investment operations	(0.90)	1.64	3.81	1.55	(4.15)	10.93

Less Distributions to Shareholders from:

Net investment income	(0.15)	(0.10)	(0.06)	(0.02)	—	(0.15)

Net realized gain on investments	(1.62)	(1.55)	(0.35)	(0.76)	(1.33)	(24.98)

Total distributions to shareholders	(1.77)	(1.65)	(0.41)	(0.78)	(1.33)	(25.13)

Net Asset Value, End of Period	$15.81	$18.48	$18.49	$15.09	$14.32	$19.80

Total Return[2,3]	(5.30)%[4]	9.36%	25.58%	11.24%	(22.35)%	35.85%

Ratio of net expenses to average net assets	0.88%[5,6]	0.88%	0.88%[6]	0.88%	0.88%	0.88%[7]

Ratio of gross expenses to average net assets[8]	1.28%[5]	1.24%	1.20%	1.22%	1.10%	1.04%

Ratio of net investment income to average net assets[2]	0.57%[5]	0.76%	0.56%	0.35%	0.09%	0.08%

Portfolio turnover	12%[4]	28%	42%	27%	21%	109%

Net assets end of period (000’s) omitted	$22,625	$28,806	$30,584	$26,471	$27,613	$44,598

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	The total return is calculated using the published Net Asset Value as of period end.

[4]	Not annualized.

[5]	Annualized.

[6]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[7]	Includes reduction from broker recapture amounting to less than 0.01%.

[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

The accompanying notes are an integral part of these financial statements.

13

Notes to Financial Statements (unaudited) April 30, 2026

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Veritas China Fund (“China Fund”) and AMG Veritas Global Focus Fund (“Global Focus”), each a “Fund” and collectively, the “Funds”.

Each Fund offers Class N and Class I shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds are non-diversified.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Funds that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Funds are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Funds’ Valuation Designee to perform the Funds’ fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Funds’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Funds might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Funds. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Funds’ investments.

With respect to foreign equity securities, securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

14

Notes to Financial Statements (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. For China Fund there are no permanent differences. Permanent differences for Global Focus are primarily due to tax equalization utilized. Temporary differences for China Fund and Global Focus are primarily due to wash sale loss deferrals.

At April 30, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

China Fund	$33,126,820	$12,057,332	$(499,143)	$11,558,189

Global Focus	22,247,284	3,931,836	(2,474,151)	1,457,685

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2025, the following Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Fund	Short-Term	Long-Term	Total

China Fund	$31,884,786	$22,940,235	$54,825,021

As of October 31, 2025, Global Focus had no capital loss carryovers for federal income tax purposes. Should Global Focus incur net capital losses for the fiscal year ended October 31, 2026, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as either short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

15

Notes to Financial Statements (continued)

For the six months ended April 30, 2026 (unaudited) and the fiscal year ended October 31, 2025, the capital stock transactions by class for the Funds were as follows:

	China Fund				Global Focus

	April 30, 2026		October 31, 2025		April 30, 2026		October 31, 2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class N:

Shares sold	12,461	$219,315	83,185	$1,264,128	691	$11,207	2,487	$45,307

Shares issued in reinvestment of distributions	7,594	128,182	34,563	464,531	8,367	138,717	8,274	145,129

Shares redeemed	(143,909)	(2,530,072)	(404,039)	(6,032,435)	(14,811)	(232,888)	(23,608)	(422,859)

Net decrease	(123,854)	$(2,182,575)	(286,291)	$(4,303,776)	(5,753)	$(82,964)	(12,847)	$(232,423)

Class I:

Shares sold	27,787	$491,467	641,548	$10,300,356	16,845	$262,683	16,741	$301,457

Shares issued in reinvestment of distributions	1,035	18,434	3,802	53,918	142,794	2,364,665	136,126	2,384,922

Shares redeemed	(22,810)	(418,033)	(721,757)	(11,535,907)	(287,562)	(4,717,669)	(247,489)	(4,430,842)

Net increase/(decrease)	6,012	$91,868	(76,407)	$(1,181,633)	(127,923)	$(2,090,321)	(94,622)	$(1,744,463)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in their share of the underlying collateral under such joint repurchase agreements and in their share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Securities Lending Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2026, the Funds had no Repurchase Agreements outstanding.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. Dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. Dollars are translated into U.S. Dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. Dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Funds and monitors the subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Veritas Asset Management LLP (“Veritas”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Veritas.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2026, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

China Fund	0.71%

Global Focus	0.67%

The fee paid to Veritas for its services as subadviser is paid out of the fee the Investment Manager receives from each Fund and does not increase the expenses of each Fund.

The Investment Manager has contractually agreed, through at least March 1, 2027, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense

16

Notes to Financial Statements (continued)

reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of China Fund and Global Focus to 0.93% and 0.88%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

For the six months ended April 30, 2026, the Investment Manager’s expense reimbursements, and repayments of prior reimbursements by the Funds to the Investment Manager, if any, are as follows:

	Expense Reimbursements	Repayment of Prior Reimbursements

China Fund	$67,343	—

Global Focus	53,796	—

At April 30, 2026, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	China Fund	Global Focus

Less than 1 year	$123,160	$106,346

1-2 years	160,598	97,074

2-3 years	128,017	120,198

Total	$411,775	$323,618

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

Global Focus has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, Global Focus may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

For Class N shares of China Fund, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N shares of China Fund may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of Class N’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2026, was as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

China Fund

Class N	0.25%	0.21%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense,

17

Notes to Financial Statements (continued)

respectively. At April 30, 2026, the Funds had no interfund loans outstanding. China Fund did not lend or borrow during the six months ended April 30, 2026.

The following Fund utilized the interfund lending program during the six months ended April 30, 2026 as follows:

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Global Focus	$1,591,183	4	$797	4.570%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2026, were as follows:

	Long Term Securities

Fund	Purchases	Sales

China Fund	$22,276,849	$24,650,470

Global Focus	3,255,383	7,963,075

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended April 30, 2026.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The Funds did not have any securities on loan at April 30, 2026.

5. SEGMENT REPORTING

Each Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in each Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president and chief financial officer. The CODM assesses the performance and makes operating decisions for each Fund primarily based on each Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes each Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of each Fund. As each Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject the Funds to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; or (iii) currency and price fluctuations. Each risk described below does not necessarily apply to each Fund. Please refer to each Fund’s prospectus for a description of the principal risks associated with investing in a particular Fund.

Currency Risk: Fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Funds to the risk that those currencies will decline in value relative to the U.S. dollar.

Emerging Markets Risk: Investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility. Such additional risks include the risk that markets in emerging market countries are typically less developed and less liquid than markets in developed countries and such markets are subjected to increased economic, political, or regulatory uncertainties.

Focused Investment Risk: To the extent a Fund invests a substantial portion of its assets in a relatively small number of securities or a particular market, industry, group of industries, country, region, group of countries, asset class or sector, it generally will be subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of a Fund would be more susceptible to any single economic, market, political or regulatory occurrence affecting, for example, that particular market, industry, region or sector.

Foreign Investment Risk: Investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Geographic Focus Risk: To the extent China Fund focuses its investments in a particular country, group of countries or geographic region, China Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting such countries or region, and China Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund and may result in losses.

18

Notes to Financial Statements (continued)

The China Fund is particularly susceptible to risks in the Greater China region, which consists of Hong Kong, The People’s Republic of China (“PRC”) and Taiwan, among other countries. Economies in the Greater China region are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. U.S. or foreign government sanctions or other investment restrictions or intervention could negatively affect the implementation of China Fund’s investment strategies, for example by precluding China Fund from making certain investments or causing China Fund to sell investments at disadvantageous times. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy may be adversely impacted by a slowdown in export growth.

High Cash Balance Risk: When the Funds have a significant cash balance for a sustained period, the benefit to the Funds of any market upswing may likely be reduced, and the Funds’ performance may be adversely affected.

High Portfolio Turnover Risk: Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.

Large-Capitalization Stock Risk: The stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Liquidity Risk: The Funds may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Funds may have to sell them at a loss.

Management Risk: Because the Funds are actively managed investment portfolios, security selection or focus on securities in a particular style, market sector or group of companies may cause the Funds to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that Veritas’ investment techniques and risk analysis will produce the desired result.

Market Risk: Market prices of investments held by the Funds may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Non-Diversified Fund Risk: The Funds are non-diversified and therefore a greater percentage of holdings may be focused in a small number of issuers or a single issuer, which can place the Funds at greater risk. Notwithstanding the Funds’ status as “non-diversified” investment companies under the 1940 Act, each Fund currently qualifies, and intends to qualify each year, as a regulated investment company accorded favorable tax treatment under the Code, which imposes its own diversification requirements that are less restrictive than the requirements applicable to “diversified” investment companies under the 1940 Act. Each Fund’s intention to qualify as a regulated investment company may limit its pursuit of its investment strategy and its investment strategy could limit its ability to so qualify.

Political Risk: Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

PRC Tax Risk: The application of the tax laws and regulations of the PRC to income, including capital gains, derived from certain investments of China Fund remains unclear, and may well continue to evolve, possibly with retroactive effect. Any taxes imposed on the investments of China Fund pursuant to such laws and regulations will reduce China Fund’s overall returns.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Funds have substantial holdings within a particular sector, the risks associated with that sector increase.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Stock Connect Risk: Trading in China A-Shares through Stock Connect is subject to sudden changes in quota limitations, application of trading suspensions, differences in trading days between the PRC and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.

Value Stock Risk: Value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

Variable Interest Entity Risk: The China Fund may gain investment exposure to certain Chinese companies through variable interest entity (“VIE”) structures. A VIE structure enables foreign investors, such as China Fund, to obtain investment exposure to a Chinese company in situations in which the Chinese government has limited or prohibited non-Chinese ownership of such company. A VIE does not have equity ownership in its corresponding China-based company but has claims to the China-based company’s profits and control of its assets through contractual arrangements. VIEs are a common industry practice and well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. If the Chinese government takes action adversely affecting VIEs, the market value of China Fund’s associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent consequences, which could result in substantial investment losses.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

19

Notes to Financial Statements (continued)

8. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4. At April 30, 2026, the Funds had no Repurchase Agreements outstanding.

9. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

20

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended April 30, 2026, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended April 30, 2026 is reflected as “Trustee fees and expenses” on the Statement of Operations and is set forth in the table below. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended April 30, 2026.

Trustee fees and expenses

AMG Veritas China Fund	$1,946

AMG Veritas Global Focus Fund	1,232

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

21

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Veritas Asset Management LLP

1 Smart’s Place

London, WC2B 5LW

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of a prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at wealth.amg.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at wealth.amg.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

wealth.amg.com	043026	SAR084

SEMI-ANNUAL FINANCIAL STATEMENTS

AMG Funds

April 30, 2026

AMG Frontier Small Cap Growth Fund
Class N: MSSVX	Class I: MSSCX	Class Z: MSSYX

wealth.amg.com	043026	SAR085

AMG Funds Semi-Annual Financial Statements — April 30, 2026 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Portfolio Investments	2

Statement of Assets and Liabilities	5
Balance sheet, net asset value (NAV) per share computations and cumulative distributable earnings (accumulated losses)

Statement of Operations	7
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	8
Detail of changes in assets for the past two fiscal periods

Financial Highlights	9
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	12
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

OTHER INFORMATION	18

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMG Frontier Small Cap Growth Fund Schedule of Portfolio Investments (unaudited) April 30, 2026

	Shares	Value

Common Stocks - 99.7%

Consumer Discretionary - 8.7%

Burlington Stores, Inc.*	5,631	$1,801,976

Garrett Motion, Inc. (Switzerland)	70,226	1,798,488

Genius Sports, Ltd. (United Kingdom)*	121,442	529,487

LCI Industries[1]	2,256	268,960

Life Time Group Holdings, Inc.*	12,752	341,881

Lithia Motors, Inc.	1,231	357,138

M/I Homes, Inc.*	1,535	201,837

Modine Manufacturing Co.*	4,192	1,067,409

Planet Fitness, Inc., Class A*	5,312	354,151

Rush Street Interactive, Inc.*	7,835	220,163

Stride, Inc.*,1	14,485	1,407,363

Wingstop, Inc.[1]	1,161	190,474

Total Consumer Discretionary		8,539,327

Consumer Staples - 1.3%

BJ’s Wholesale Club Holdings, Inc.*	4,086	383,634

Darling Ingredients, Inc.*	8,229	528,549

Oddity Tech, Ltd., Class A (Israel)*,1	28,949	414,550

Total Consumer Staples		1,326,733

Energy - 5.5%

Antero Resources Corp.*	34,399	1,350,505

International Seaways, Inc.	9,332	774,089

Liberty Energy, Inc.	52,353	1,769,008

TETRA Technologies, Inc.*	27,819	264,837

Tidewater, Inc.*	13,848	1,237,042

Total Energy		5,395,481

Financials - 6.9%

The Baldwin Insurance Group, Inc.*	35,873	815,034

Better Home & Finance Holding Co.*	16,292	670,090

Lemonade, Inc.*,1	13,031	738,076

Neptune Insurance Holdings, Inc., Class A*	25,160	632,271

NMI Holdings, Inc.*	227	8,787

Perella Weinberg Partners	3,677	83,615

Popular, Inc. (Puerto Rico)	5,471	822,455

Renasant Corp.	18,438	735,492

Seacoast Banking Corp. of Florida	15,928	501,254

Selective Insurance Group, Inc.	11,364	954,008

Triumph Financial, Inc.*,1	11,588	784,276

Total Financials		6,745,358

Health Care - 18.2%

Acadia Healthcare Co., Inc.*	7,596	196,698

Alignment Healthcare, Inc.*	480	10,819

	Shares	Value

Apogee Therapeutics, Inc.*	24,190	$2,005,109

Avantor, Inc.*	22,861	185,174

Axsome Therapeutics, Inc.*	6,020	1,250,655

Bridgebio Pharma, Inc.*	17,551	1,248,052

Dyne Therapeutics, Inc.*	22,825	400,579

Insmed, Inc.*	71	9,679

Insulet Corp.*	261	44,929

Jazz Pharmaceuticals PLC (Ireland)*	9,473	1,923,208

Kymera Therapeutics, Inc.*,1	21,160	1,715,441

Natera, Inc.*	49	10,102

Nuvalent, Inc., Class A*	9,641	966,800

Palvella Therapeutics, Inc.*	9,692	1,243,677

Praxis Precision Medicines, Inc.*	1,800	573,894

Procept Biorobotics Corp.*	12,200	293,288

Revolution Medicines, Inc.*	68	9,800

TransMedics Group, Inc.*,1	3,378	340,469

Trevi Therapeutics, Inc.*,1	56,914	783,137

Ultragenyx Pharmaceutical, Inc.*	59,190	1,461,401

United Therapeutics Corp.*	4,185	2,391,100

Vera Therapeutics, Inc.*,1	18,101	644,577

VeraDermics, Inc.*	1,927	190,773

Vericel Corp.*	1,096	38,064

Total Health Care		17,937,425

Industrials - 28.0%

ACV Auctions, Inc., Class A*	49,983	259,412

AGCO Corp.	1,103	133,485

Alaska Air Group, Inc.*	78,555	3,072,286

Allegiant Travel Co.*	15,483	1,171,134

Amentum Holdings, Inc.*	50,278	1,318,792

API Group Corp.*	4,963	226,908

ATI, Inc.*	2,013	312,941

Atmus Filtration Technologies, Inc.	19,949	1,264,767

Builders FirstSource, Inc.*	2,867	226,751

CACI International, Inc., Class A*	19	9,871

Carpenter Technology Corp.	230	98,486

Flowserve Corp.	13,712	1,009,752

Fluor Corp.*	17,126	913,672

FTAI Aviation, Ltd.	17,229	4,301,564

FTAI Infrastructure, Inc.[1]	157,204	966,019

Granite Construction, Inc.	16,796	2,302,228

Intuitive Machines, Inc.*,1	86,843	2,201,470

Kirby Corp.*	12,209	1,837,943

Knight-Swift Transportation Holdings, Inc.	19,354	1,256,075

The accompanying notes are an integral part of these financial statements.

2

AMG Frontier Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Industrials - 28.0% (continued)

Parsons Corp.*	288	$14,518

Regal Rexnord Corp.	3,051	656,056

RXO, Inc.*	43,487	868,435

Saia, Inc.*	4,335	1,945,635

Symbotic, Inc.*	1,676	99,052

Vertical Aerospace, Ltd. (United Kingdom)*	110,789	259,246

Voyager Technologies, Inc., Class A*,1	29,483	778,646

Total Industrials		27,505,144

Information Technology - 24.0%

Akamai Technologies, Inc.*	5,153	530,656

Applied Optoelectronics, Inc.*	18,948	3,114,293

Astera Labs, Inc.*	15,367	2,992,570

Cipher Digital, Inc.*,1	80,572	1,429,347

Circle Internet Group, Inc.*	25,572	2,323,983

Cognex Corp.	8,683	481,993

Coherent Corp.*	34	10,870

Commvault Systems, Inc.*	8,547	845,127

Credo Technology Group Holding, Ltd.*	4,219	734,148

DigitalOcean Holdings, Inc.*	4,912	473,664

Dolby Laboratories, Inc., Class A	5,481	351,551

Entegris, Inc.	12,736	1,800,616

Everpure, Inc., Class A*	8,755	625,545

Guidewire Software, Inc.*	393	54,387

indie Semiconductor, Inc., Class A*	335,798	1,514,449

IonQ, Inc.*,1	642	28,967

Lattice Semiconductor Corp.*	4,265	521,524

MKS, Inc.	40	11,350

MongoDB, Inc.*	195	48,912

Monolithic Power Systems, Inc.	89	143,683

Pagaya Technologies, Ltd., Class A*	25,342	352,001

Procore Technologies, Inc.*	1,321	74,742

Sanmina Corp.*	5,146	1,120,902

Silicon Motion Technology Corp., ADR (Taiwan)	10,276	2,248,183

Teradyne, Inc.	26	8,930

Ultra Clean Holdings, Inc.*	18,416	1,439,211

Weave Communications, Inc.*	53,551	262,936

Total Information Technology		23,544,540

Materials - 5.8%

Alamos Gold, Inc., Class A (Canada)	29,037	1,159,738

Ashland, Inc.	32,175	1,713,640

	Shares	Value

Eagle Materials, Inc.	2,136	$448,795

ERO Copper Corp. (Canada)*	36,177	935,175

MP Materials Corp.*,1	2,365	156,185

Ryerson Holding Corp.	27,862	772,056

United States Antimony Corp.*,1	41,205	494,872

Total Materials		5,680,461

Real Estate - 1.3%

Agree Realty Corp., REIT [1]	10,568	814,898

Cushman & Wakefield, Ltd.*	1,376	19,319

Independence Realty Trust, Inc., REIT	1,690	27,564

Sila Realty Trust, Inc., REIT	7,225	219,857

STAG Industrial, Inc., REIT	4,183	161,380

Total Real Estate		1,243,018

Total Common Stocks (Cost $79,369,084)		97,917,487

	Principal Amount

Short-Term Investments - 1.1%

Joint Repurchase Agreements - 0.8%2

Citadel Securities LLC, dated 04/30/26, due 05/01/26, 3.710% total to be received $744,077 (collateralized by various U.S. Treasuries, 0.000% - 6.750%, 05/15/26 - 02/15/56, totaling $758,958)	$744,000	744,000

National Bank Financial, Inc., dated 04/30/26, due 05/01/26, 3.710% total to be received $48,825 (collateralized by various U.S. Treasuries, 0.000% - 4.000%, 05/01/26, totaling $49,796)	48,820	48,820

Total Joint Repurchase Agreements		792,820

	Shares

Other Investment Companies - 0.3%

Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%[3]	116,395	116,395

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%3	174,592	174,592

Total Other Investment Companies		290,987

Total Short-Term Investments (Cost $1,083,807)		1,083,807

Total Investments - 100.8% (Cost $80,452,891)		99,001,294

Other Assets, less Liabilities - (0.8)%		(761,899)

Net Assets - 100.0%		$98,239,395

The accompanying notes are an integral part of these financial statements.

3

AMG Frontier Small Cap Growth Fund Schedule of Portfolio Investments (continued)

*	Non-income producing security.
[1]

Some of these securities, amounting to $10,577,150 or 10.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the April 30, 2026, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2026:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$97,917,487	—	—	$97,917,487

Short-Term Investments

Joint Repurchase Agreements	—	$792,820	—	792,820

Other Investment Companies	290,987	—	—	290,987

Total Investments in Securities	$98,208,474	$792,820	—	$99,001,294

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2026, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

4

Statement of Assets and Liabilities (unaudited) April 30, 2026

AMG Frontier Small Cap Growth Fund

Assets:

Investments at value1 (including securities on loan valued at $10,577,150)	$99,001,294

Cash	643,773

Receivable for investments sold	1,346,413

Dividend and interest receivables	10,960

Securities lending income receivable	1,623

Receivable for Fund shares sold	11,753

Receivable from Affiliate	15,828

Prepaid expenses and other assets	19,110

Total assets	101,050,754

Liabilities:

Payable upon return of securities loaned	792,820

Payable for investments purchased	1,872,974

Payable for Fund shares repurchased	16,252

Accrued expenses:

Investment advisory and management fees	55,944

Administrative fees	11,988

Distribution fees	679

Shareholder service fees	3,725

Other	56,977

Total liabilities	2,811,359

Commitments and Contingencies (Notes 2 & 7)

Net Assets	$98,239,395

[1] Investments at cost	$80,452,891

The accompanying notes are an integral part of these financial statements.

5

Statement of Assets and Liabilities (continued)

AMG Frontier Small Cap Growth Fund

Net Assets Represent:

Paid-in capital	$78,053,021

Total distributable earnings/(accumulated losses)	20,186,374

Net Assets	$98,239,395

Class N:

Net Assets	$3,448,649

Shares outstanding	358,035

Net asset value, offering and redemption price per share	$9.63

Class I:

Net Assets	$45,702,714

Shares outstanding	4,239,515

Net asset value, offering and redemption price per share	$10.78

Class Z:

Net Assets	$49,088,032

Shares outstanding	4,233,859

Net asset value, offering and redemption price per share	$11.59

The accompanying notes are an integral part of these financial statements.

6

Statement of Operations (unaudited) For the six months ended April 30, 2026

AMG Frontier Small Cap Growth Fund

Investment Income:

Dividend income	$236,744

Securities lending income	16,202

Foreign withholding tax	(1,274)

Total investment income	251,672

Expenses:

Investment advisory and management fees	302,882

Administrative fees	64,903

Distribution fees - Class N	3,216

Shareholder servicing fees - Class N	1,930

Shareholder servicing fees - Class I	16,716

Custodian fees	54,115

Professional fees	18,710

Registration fees	17,707

Reports to shareholders	14,135

Transfer agent fees	4,356

Trustee fees and expenses	3,408

Interest expense	330

Miscellaneous	2,978

Total expenses before offsets	505,386

Expense reimbursements	(93,774)

Net expenses	411,612

Net investment loss	(159,940)

Net Realized and Unrealized Gain:

Net realized gain on investments	9,097,321

Net change in unrealized appreciation/(depreciation) on investments	5,229,762

Net realized and unrealized gain	14,327,083

Net increase in net assets resulting from operations	$14,167,143

The accompanying notes are an integral part of these financial statements.

7

Statements of Changes in Net Assets For the six months ended April 30, 2026 (unaudited) and the fiscal year ended October 31, 2025

	AMG Frontier Small Cap Growth Fund

	April 30, 2026	October 31, 2025

Increase in Net Assets Resulting From Operations:

Net investment loss	$(159,940)	$(212,160)

Net realized gain on investments	9,097,321	919,126

Net change in unrealized appreciation/(depreciation) on investments	5,229,762	5,330,378

Net increase in net assets resulting from operations	14,167,143	6,037,344

Distributions to Shareholders:

Class N	(96,803)	(320,288)

Class I	(1,327,481)	(5,196,018)

Class Z	(1,883,503)	(1,983,001)

Total distributions to shareholders	(3,307,787)	(7,499,307)

Capital Share Transactions:[1]

Net increase from capital share transactions	8,466,805	1,662,537

Total increase in net assets	19,326,161	200,574

Net Assets:

Beginning of period	78,913,234	78,712,660

End of period	$98,239,395	$78,913,234

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

8

AMG Frontier Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class N		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$8.58	$8.64	$6.54	$6.58	$12.60	$8.55

Income/(loss) from Investment Operations:

Net investment income/(loss)[1,2]	(0.03)	(0.05)	(0.03)[3]	(0.02)[4]	(0.06)[5]	(0.12)

Net realized and unrealized gain/(loss) on investments	1.47	0.78	2.21	(0.02)	(2.05)	4.56

Total income/(loss) from investment operations	1.44	0.73	2.18	(0.04)	(2.11)	4.44

Less Distributions to Shareholders from:

Net investment income	(0.15)	(0.41)	(0.08)	–	–	–

Net realized gain on investments	(0.24)	(0.38)	–	–	(3.91)	(0.39)

Total distributions to shareholders	(0.39)	(0.79)	(0.08)	–	(3.91)	(0.39)

Net Asset Value, End of Period	$9.63	$8.58	$8.64	$6.54	$6.58	$12.60

Total Return[2,6]	17.44%[7]	8.64%	33.53%	(0.61)%	(22.17)%	52.92%

Ratio of net expenses to average net assets	1.30%[8,9]	1.30%[9]	1.30%	1.30%	1.30%	1.30%

Ratio of gross expenses to average net assets[10]	1.52%[8]	1.50%	1.54%	1.70%	1.74%	1.72%

Ratio of net investment loss to average net assets[2]	(0.72)%[8]	(0.58)%	(0.41)%	(0.30)%	(0.86)%	(0.98)%

Portfolio turnover	116%[7]	290%	234%	227%	231%	217%

Net assets end of period (000’s) omitted	$3,449	$2,207	$3,547	$2,701	$1,179	$834

The accompanying notes are an integral part of these financial statements.

9

AMG Frontier Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)	For the fiscal years ended October 31,
Class I		2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$9.57	$9.54	$7.21	$7.23	$13.40	$9.04

Income/(loss) from Investment Operations:

Net investment loss[1,2]	(0.02)	(0.02)	(0.01)[3]	0.00 [4,11]	(0.04)[5]	(0.08)

Net realized and unrealized gain/(loss) on investments	1.65	0.86	2.44	(0.02)	(2.22)	4.83

Total income/(loss) from investment operations	1.63	0.84	2.43	(0.02)	(2.26)	4.75

Less Distributions to Shareholders from:

Net investment income	(0.18)	(0.43)	(0.10)	–	–	–

Net realized gain on investments	(0.24)	(0.38)	–	–	(3.91)	(0.39)

Total distributions to shareholders	(0.42)	(0.81)	(0.10)	–	(3.91)	(0.39)

Net Asset Value, End of Period	$10.78	$9.57	$9.54	$7.21	$7.23	$13.40

Total Return[2,6]	17.64%[7]	9.07%	33.86%	(0.28)%	(21.92)%	53.49%

Ratio of net expenses to average net assets	0.99%[8,9]	1.00%[9]	0.99%	0.97%	0.94%	0.94%

Ratio of gross expenses to average net assets[10]	1.21%[8]	1.20%	1.23%	1.37%	1.38%	1.36%

Ratio of net investment income (loss) to average net assets[2]	(0.41)%[8]	(0.28)%	(0.10)%	0.03%	(0.50)%	(0.62)%

Portfolio turnover	116%[7]	290%	234%	227%	231%	217%

Net assets end of period (000’s) omitted	$45,703	$31,297	$61,814	$46,657	$17,023	$17,230

The accompanying notes are an integral part of these financial statements.

10

AMG Frontier Small Cap Growth Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2026 (unaudited)		For the fiscal years ended October 31,
Class Z			2025	2024	2023	2022	2021

Net Asset Value, Beginning of Period	$10.27		$10.19	$7.69	$7.71	$14.01	$9.43

Income/(loss) from Investment Operations:

Net investment income/(loss)[1,2]	(0.02)		(0.02)	(0.00)[3,12]	0.014	(0.04)[5]	(0.07)

Net realized and unrealized gain/(loss) on investments	1.77		0.92	2.60	(0.03)	(2.35)	5.04

Total income/(loss) from investment operations	1.75		0.90	2.60	(0.02)	(2.39)	4.97

Less Distributions to Shareholders from:

Net investment income	(0.19)		(0.44)	(0.10)	–	–	–

Net realized gain on investments	(0.24)		(0.38)	–	–	(3.91)	(0.39)

Total distributions to shareholders	(0.43)		(0.82)	(0.10)	–	(3.91)	(0.39)

Net Asset Value, End of Period	$11.59		$10.27	$10.19	$7.69	$7.71	$14.01

Total Return[2,6]	17.65%[7]		9.08%	34.01%	(0.26)%	(21.87)%	53.62%

Ratio of net expenses to average net assets	0.90%[8,9]		0.90%[9]	0.90%	0.90%	0.90%	0.90%

Ratio of gross expenses to average net assets[10]	1.12%[8]		1.10%	1.14%	1.30%	1.34%	1.32%

Ratio of net investment income (loss) to average net assets[2]	(0.32)%[8]		(0.18)%	(0.01)%	0.10%	(0.46)%	(0.58)%

Portfolio turnover	116	%7	290%	234%	227%	231%	217%

Net assets end of period (000’s) omitted	$49,088		$45,410	$13,352	$6,376	$6,027	$8,672

[1]	Per share numbers have been calculated using average shares.

[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[3]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.05), $(0.03) and $(0.02) for Class N, Class I and Class Z shares, respectively.

[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.03), $(0.01) and $(0.01) for Class N, Class I and Class Z shares, respectively.

[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.07), $(0.04) and $(0.04) for Class N, Class I and Class Z shares, respectively.

[6]	The total return is calculated using the published Net Asset Value as of period end.

[7]	Not annualized.

[8]	Annualized.

[9]	Includes interest expense of less than 0.01% related to participation in the interfund lending program.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[11]	Less than $0.005 per share.

[12]	Less than $(0.005) per share.

The accompanying notes are an integral part of these financial statements.

11

Notes to Financial Statements (unaudited) April 30, 2026

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is AMG Frontier Small Cap Growth Fund (the “Fund”).

The Fund offers Class N, I and Z shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities held by the Fund that are traded in the over-the-counter market (other than NMS securities) are valued at the bid price. Foreign equity securities (securities principally traded in markets other than U.S. markets) held by the Fund are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services. Pursuant to Rule 2a-5 under the 1940 Act, the Fund’s Board of Trustees (the “Board”) designated AMG Funds LLC (the “Investment Manager”) as the Fund’s Valuation Designee to perform the Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Fund’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Investment Manager seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with quarterly reports, as of the most recent quarter end, summarizing all fair value activity, material fair value matters that occurred during the quarter, and all outstanding securities fair valued by the Fund. Additionally, the Board will be presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Fund’s investments.

With respect to foreign equity securities, securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

12

Notes to Financial Statements (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from the issuer, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to the Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively, the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax law, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to tax equalization utilized. Temporary differences are primarily due to mark to market on passive foreign investment companies and wash sales loss deferrals.

At April 30, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Cost	Appreciation	Depreciation	Net Appreciation

$80,452,891	$21,095,599	$(2,547,196)	$18,548,403

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. The Investment Manager has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefit/detriment will change materially in the next twelve months.

Furthermore, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2025, the Fund had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended October 31, 2026, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

13

Notes to Financial Statements (continued)

g. CAPITAL STOCK

The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended April 30, 2026 (unaudited) and the fiscal year ended October 31, 2025, the capital stock transactions by class for the Fund were as follows:

	April 30, 2026		October 31, 2025

	Shares	Amount	Shares	Amount

Class N:

Shares sold	125,793	$1,140,722	30,124	$236,662

Shares issued in reinvestment of distributions	11,470	96,803	38,358	320,289

Shares redeemed	(36,528)	(319,614)	(221,872)	(1,628,167)

Net increase/(decrease)	100,735	$917,911	(153,390)	$(1,071,216)

Class I:

Shares sold	1,584,183	$16,134,812	672,531	$6,006,602

Shares issued in reinvestment of distributions	139,868	1,320,358	558,318	5,186,769

Shares redeemed	(756,069)	(7,510,247)	(4,436,819)	(37,432,902)

Net increase/(decrease)	967,982	$9,944,923	(3,205,970)	$(26,239,531)

Class Z:

Shares sold	147,397	$1,543,174	4,536,446	$41,820,360

Shares issued in reinvestment of distributions	185,243	1,880,218	198,469	1,976,755

Shares redeemed	(522,449)	(5,819,421)	(1,622,122)	(14,823,831)

Net increase/(decrease)	(189,809)	$(2,396,029)	3,112,793	$28,973,284

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Fund may enter into third-party and bilateral repurchase agreements for temporary cash management purposes and for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Securities Lending Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. Pursuant to the Securities Lending Program, the Fund is indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2026, the market value of Repurchase Agreements outstanding was $792,820.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. wealth platform of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects and recommends, subject to the approval of the Board and, in certain circumstances, shareholders, the subadviser for the Fund and monitors the subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by Frontier Capital Management Co., LLC (“Frontier”) who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Frontier.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended April 30, 2026, the Fund paid an investment management fee at the annual rate of 0.70% of the average daily net assets of the Fund. The fee paid to Frontier for its services as subadviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

The Investment Manager has contractually agreed, through at least March 1, 2027, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities

14

Notes to Financial Statements (continued)

sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of the Fund to the annual rate of 0.90% of the Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Fund in certain circumstances.

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from the Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

For the six months ended April 30, 2026, the Investment Manager reimbursed the Fund $93,774, and did not recoup any previously reimbursed expenses. At April 30, 2026, the Fund’s expiration of reimbursements subject to recoupment was as follows:

Expiration Period

Less than 1 year	$191,605

1-2 years	155,383

2-3 years	194,071

Total	$541,059

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally, the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Fund has adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the

1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Class N shares.

For Class N and Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2026, was as follows:

	Maximum Annual Amount Approved	Actual Amount Incurred

Class N	0.15%	0.15%

Class I	0.15%	0.09%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits certain eligible funds in the AMG Funds Family to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and interest expense, respectively. At April 30, 2026, the Fund had no interfund loans outstanding.

The Fund utilized the interfund lending program during the six months ended April 30, 2026 as follows:

Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

$2,659,619	1	$330	4.528%

15

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2026, were $105,380,300 and $100,159,329, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended April 30, 2026.

4. PORTFOLIO SECURITIES LOANED

The Fund participates in the Securities Lending Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Securities Lending Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Securities Lending Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM and cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2026, was as follows:

Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received

$10,577,150	$792,820	$9,911,508	$10,704,328

The following table summarizes the securities received as collateral for securities lending at April 30, 2026:

Collateral Type	Coupon Range	Maturity Date Range

U.S. Treasury Obligations	0.000%-4.875%	05/15/26-02/15/56

5. SEGMENT REPORTING

The Fund operates through a single operating and reporting segment to achieve its investment objective as reflected in the Fund’s prospectus. The Chief Operating Decision Makers (“CODM”) are the Fund’s president and chief financial officer. The CODM assesses the performance and makes operating decisions for the Fund primarily based on the Fund’s changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Fund’s net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of the Fund. As the Fund’s operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

6. FUND RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; ii) the overall market; or (iii) price fluctuations. Please refer to the Fund’s current prospectus for additional information about the Fund’s principal risks.

Market Risk: Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, or in response to events that affect particular industries or companies. In addition, unexpected political, regulatory, trade and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Small- and Mid-Capitalization Stock Risk: The stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Growth Stock Risk: The prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Sector Risk: Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Management Risk: Because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that Frontier’s investment techniques and risk analysis will produce the desired result.

High Portfolio Turnover Risk: Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase a shareholder’s tax liability.

Liquidity Risk: The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into

16

Notes to Financial Statements (continued)

contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

8. MASTER NETTING AGREEMENTS

The Fund may enter into master netting agreements with its counterparties for the Securities Lending Program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Fund’s open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2026:

		Gross Amount Not Offset in the Statement of Assets and Liabilities

	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount

Citadel Securities LLC	$744,000	–	$744,000	$744,000	–

National Bank Financial, Inc.	48,820	–	48,820	48,820	–

Total	$792,820	–	$792,820	$792,820	–

9. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require an additional disclosure in or adjustment of the Fund’s financial statements.

17

Other Information (unaudited)

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

During the six months ended April 30, 2026, there were no changes in and/or disagreements with accountants.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

The remuneration paid to the Trustees during the six months ended April 30, 2026 was $3,408, which is reflected as “Trustee fees and expenses” on the Statement of Operations. There was no remuneration paid to any Fund officer or to any affiliated person of any Fund Trustee or officer during the six months ended April 30, 2026.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not applicable.

18

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

680 Washington Blvd., Suite 500

Stamford, CT 06901

800.548.4539

SUBADVISER

Frontier Capital Management Co., LLC

99 Summer Street

Boston, MA 02110

CUSTODIAN

The Bank of New York Mellon

Mutual Funds Custody

240 Greenwich Street

New York, NY 10286

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

AMG Funds

Attn: 534426 AIM 154-0520

500 Ross Street

Pittsburgh, PA 15262

800.548.4539

TRUSTEES

Jill R. Cuniff

Kurt A. Keilhacker

Peter W. MacEwen

Eric Rakowski

Victoria L. Sassine

Garret W. Weston

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of a prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at wealth.amg.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Fund’s website at wealth.amg.com. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semi-annual report or annual report, please visit wealth.amg.com.

wealth.amg.com

EQUITY FUNDS

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K Small Cap Value

AMG GW&K Small/Mid Cap Core

AMG GW&K Small/Mid Cap Growth

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas China

AMG Veritas Global Focus

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Global

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

ALTERNATIVE FUNDS

AMG Systematica Managed Futures Strategy

AMG Systematica Trend-Enhanced Markets

Systematica Investments Limited, acting as general partner of Systematica Investments LP

EXCHANGE-TRADED FUND

AMG GW&K Muni Income ETF

GW&K Investment Management, LLC

wealth.amg.com	043026	SAR085

Item  12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable.

Item 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 16. CONTROLS AND PROCEDURES.

(a)  The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)(1)	Not applicable.

(a)(3)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	July 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	July 1, 2026

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	July 1, 2026